UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F Street, NW

Washington, DC 20004-1604

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Richard Hisey AARP Financial Incorporated Two Highwood Drive, Suite 202 Tewksbury, MA 01876	Gary O. Cohen, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Item 1.	Report to Shareholders

Semi-Annual Report

December 31, 2009 (unaudited)

U.S. Bond Market Portfolio

U.S. Stock Market Portfolio

International Stock Market Portfolio

…

A NOTE ABOUT AARP PORTFOLIOS

The series, “Portfolios”, of AARP Portfolios seek to match the performance of market indexes for U.S. stocks, international stocks, and U.S. bonds. They serve as the underlying investments to AARP Funds’ asset allocation funds, which include AARP Conservative Fund, AARP Moderate Fund, AARP Aggressive Fund, and AARP Income Fund, collectively, “Funds”.

Shares of AARP Portfolios are not offered to the public for investment.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get a prospectus containing this and other information, please call 1-800-958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

AARP Financial, Inc. is not affiliated with ALPS Distributors, Inc.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	1

U.S. Bond Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2009 (unaudited)

Mortgage-backed securities	36.5%	Municipal bonds	0.5%

U.S. Treasury	25.3%	Asset-backed securities	0.3%

Corporate bonds	19.3%	Cash equivalents	4.2%

U.S. Government Agencies	7.7%	Other assets and liabilities, net	(2.1)%

International debt	5.0%	Total net assets	100.0%

Commercial mortgage-backed securities	3.3%

See Notes to Financial Statements.

Performance Discussion

The U.S. Bond Market Portfolio seeks to replicate the total return of the Barclays Capital Aggregate Bond Index. For the six months period ended December 31, 2009, the U.S. Bond Market Portfolio returned 3.69% versus the benchmark, the Barclays Capital Aggregate Bond Index, which returned 3.95%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Fund assumes the reinvestment of all dividends and distributions. The index above has been adjusted to reflect reinvestment of dividends on securities in the index. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

Sources: Barclays Capital, Inc., AARP Financial

Barclays Capital Aggregate Bond Index*

This index serves as the benchmark for the U.S. Bond Market Portfolio. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

2	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2009 (unaudited)

Information technology	18.5%	Utilities	4.3%

Financials	15.6%	Materials	4.2%

Health care	12.2%	Telecommunication services	3.1%

Industrials	11.8%	Cash equivalents	1.4%

Consumer discretionary	11.1%	Other assets and liabilities, net	(0.9)%

Energy	10.2%	Total net assets	100.0%

Consumer staples	8.5%

SeeNotes to Financial Statements.

MSCI U.S. Investable Market 2500 Index

This index serves as the benchmark for the U.S. Stock Market Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

Performance Discussion

The U.S. Stock Market Portfolio seeks to replicate the total return of the MSCI U.S. Investable Market 2500 Index. For the six month period ended December 31, 2009, the U.S. Stock Market Portfolio returned 23.13% versus the benchmark, the MSCI U.S. Investable Market 2500 Index, which returned 23.32%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Fund assumes the reinvestment of all dividends and distributions. The index above has been adjusted to reflect reinvestment of dividends on securities in the index. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

Sources: MSCI Barra., AARP Financial

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	3

International Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
December 31, 2009 (unaudited)

Financials	17.4%	Telecommunication services	3.9%

Industrials	7.6%	Utilities	3.4%

Materials	7.4%	Information technology	3.4%

Consumer discretionary	7.3%	Exchange-traded funds	28.5%

Consumer staples	6.4%	Cash equivalents	1.6%

Energy	6.3%	Other assets and liabilities, net	1.3%

Health care	5.5%	Total net assets	100.0%

See Notes to Financial Statements.

Performance Discussion

The International Stock Market Portfolio seeks to replicate the total return of the MSCI ACWI ex U.S. Index. For the six month period ended December 31, 2009, the International Stock Market Portfolio returned 23.35% versus the benchmark, the MSCI ACWI ex U.S. Index, which returned 24.16%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Fund assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

Sources: MSCI Barra., AARP Financial

Country allocation

Percentage of Net Assets
United Kingdom	14.6%
Japan	14.5%
France	7.1%
Australia	5.7%
Germany	5.5%
Switzerland	5.2%
Spain	3.2%
Italy	2.3%
Netherlands	2.0%
Sweden	1.7%
United States	1.7%
Hong Kong	1.3%
Singapore	0.9%
Finland	0.8%
Belgium	0.7%
Denmark	0.6%
Norway	0.5%
Luxembourg	0.4%
Ireland	0.3%
Greece	0.3%
Bermuda	0.3%
Austria	0.2%
Portugal	0.2%
Cayman Islands	0.1%
New Zealand	0.1%
Other securities[1]	28.5%
Other assets and liabilities	1.3%

Total net assets	100.0%
[1]	Other securities include exchange traded funds that invest in 22 emerging market countries as well as Canada.

MSCI ACWI ex-U.S. Index

This index is a free float adjusted market capitalization weighted index that is designed to mirror the equity market performance of developed and emerging markets. The MSCI ACWI ex-U.S. Index® consisted of 44 country indices comprised of 22 developed and 22 emerging market indices.

4	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Understanding Your Expenses

Understanding Your Expenses (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including investment advisory fees, and other expenses of running a fund. It’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table on the next page is intended to help you to understand your ongoing costs in dollars of investing in an AARP Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual expenses

The first line for each Portfolio in the table on the next page provides information about actual account values and actual expenses. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line in the table on the next page labeled “Hypothetical”, helps you to compare the costs of an AARP Portfolio to other funds using a 5% return as required by the Securities and Exchange Commission for all mutual funds. It provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. You should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Portfolio with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Understanding Your Expenses	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value 7/1/09	Ending account value 12/31/09	Expenses paid during period[1]

U.S. Bond Market Portfolio
Actual	$1,000	$1,036.90	$1.28
Hypothetical	$1,000	$1,023.95	$1.28
(assuming a 5% return before expenses)

U.S. Stock Market Portfolio
Actual	$1,000	$1,231.30	$1.41
Hypothetical	$1,000	$1,023.95	$1.28
(assuming a 5% return before expenses)

International Stock Market Portfolio
Actual	$1,000	$1,233.50	$1.69
Hypothetical	$1,000	$1,023.69	$1.53
(assuming a 5% return before expenses)

[1]  Expenses reflect the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows: U.S. Bond Market Portfolio 0.25%, U.S. Stock Market Portfolio 0.25% and International Stock Market Portfolio 0.30%.

6	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio

December 31, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value

Asset-Backed Securities–0.3%
Capital One Multi-Asset
Execution Trust, 4.900%, 12/15/2017	$25,000	$23,826
Citibank Credit Card
Issuance Trust, 4.900%, 12/12/2016	100,000	106,576
Citibank Credit Card
Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	15,974
Ford Credit Auto Owner
Trust, 5.240%, 7/15/2012	50,000	52,483
PSE&G Transition Funding
LLC, 6.750%, 6/15/2016	10,000	11,426
TXU Electric Delivery
Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	54,226
USAA Auto Owner Trust,
2.530%, 7/15/2015	10,000	9,951

Total Asset-Backed Securities–
(Identified Cost $256,581)		274,462

Corporate Bonds–19.3%
Consumer Discretionary–1.9%
Altria Group, Inc., 8.500%,
11/10/2013	50,000	57,830
Anheuser-Busch Cos.,
Inc., 6.450%, 9/1/2037	25,000	26,524
[1]Anheuser-Busch InBev
Worldwide, Inc., 3.000%, 10/15/2012	25,000	25,134
[1]Anheuser-Busch InBev
Worldwide, Inc., 4.125%, 1/15/2015	50,000	50,825
[1]Anheuser-Busch InBev
Worldwide, Inc., 5.375%, 1/15/2020	50,000	51,111
CBS Corp., 7.875%,
7/30/2030	30,000	32,441
Clorox Co., 5.450%,
10/15/2012	50,000	53,793

Coca-Cola Co., 5.350%,
11/15/2017	25,000	26,974
Coca-Cola Enterprises,
Inc., 6.750%, 9/15/2028	25,000	28,162
Comcast Corp., 5.900%,
3/15/2016	50,000	53,916
Comcast Corp., 6.450%,
3/15/2037	25,000	25,860
Comcast Corp., 6.950%,
8/15/2037	50,000	54,670
Costco Wholesale Corp.,
5.500%, 3/15/2017	50,000	53,444
DaimlerChrysler North
America Holdings, 8.500%, 1/18/2031	25,000	30,804
DaimlerChrysler North
America Holdings Senior Note, 6.500%, 11/15/2013	50,000	54,859
Dr Pepper Snapple Group,
Inc., 6.120%, 5/1/2013	100,000	109,525
FedEx Corp., 7.375%,
1/15/2014	10,000	11,356
Fortune Brands, Inc.,
3.000%, 6/1/2012	50,000	49,584
Home Depot, Inc., 5.400%,
3/1/2016	50,000	52,411
Kohl’s Corp., 6.250%,
12/15/2017	25,000	27,707
Lowe’s Cos., Inc., 5.800%,
10/15/2036	25,000	25,564
News America Holdings,
Inc., 9.250%, 2/1/2013	35,000	40,864
News America, Inc. Senior
Note, 6.150%, 3/1/2037	25,000	24,954
Nordstrom, Inc., 6.750%,
6/1/2014	10,000	11,179
PepsiCo, Inc., 3.750%,
3/1/2014	50,000	51,719
Target Corp. Note, 5.875%,
3/1/2012	50,000	54,203
Time Warner Cable, Inc.,
3.500%, 2/1/2015	25,000	24,727
Time Warner Cable, Inc.,
5.000%, 2/1/2020	35,000	34,007
Time Warner Cable, Inc.,
5.850%, 5/1/2017	50,000	52,612
Time Warner, Inc., 5.875%,
11/15/2016	25,000	27,026

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	7

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
Time Warner, Inc.,
7.700%, 5/1/2032	$50,000	$58,885
United Parcel Service, Inc.,
6.200%, 1/15/2038	25,000	27,813
Vanderbilt University,
5.250%, 4/1/2019	50,000	52,209
Wal-Mart Stores, Inc.,
5.000%, 4/5/2012	100,000	107,631
Wal-Mart Stores, Inc.,
5.250%, 9/1/2035	25,000	24,669

Total Consumer Discretionary		1,494,992

Consumer Staples–0.7%
Archer-Daniels-Midland
Co., 7.000%, 2/1/2031	25,000	28,570
Campbell Soup Co.,
4.500%, 2/15/2019	20,000	20,051
ConAgra Foods, Inc.,
7.000%, 10/1/2028	25,000	26,862
CVS Caremark Corp.,
6.250%, 6/1/2027	25,000	25,491
General Mills, Inc.,
6.000%, 2/15/2012	50,000	54,011
H.J. Heinz Finance Co.,
6.000%, 3/15/2012	25,000	26,831
Hershey Co., 4.850%,
8/15/2015	25,000	26,240
Kraft Foods, Inc., 6.125%,
2/1/2018	25,000	26,330
Kraft Foods, Inc., 6.250%,
6/1/2012	50,000	53,917
Kroger Co., 5.500%,
2/1/2013	50,000	53,435
McDonald’s Corp.,
6.300%, 3/1/2038	25,000	27,672
Procter & Gamble Co.,
5.550%, 3/5/2037	25,000	25,911
[1]Ralcorp Holdings, Inc.,
6.625%, 8/15/2039	25,000	24,459
Whirlpool Corp., 8.600%,
5/1/2014	10,000	11,333
Xerox Corp., 6.350%,
5/15/2018	50,000	52,241

Yum! Brands, Inc.,
6.250%, 3/15/2018	50,000	54,629

Total Consumer Staples		537,983

Energy–1.9%
Alberta Energy Co. Ltd.,
8.125%, 9/15/2030	25,000	30,212
Ameren Energy Generating
Co., 6.300%, 4/1/2020	25,000	24,594
Anadarko Petroleum Corp.,
5.950%, 9/15/2016	25,000	27,080
Apache Corp., 6.000%,
1/15/2037	25,000	26,693
Appalachian Power Co.,
5.000%, 6/1/2017	10,000	9,897
Baker Hughes, Inc.,
6.500%, 11/15/2013	25,000	28,244
Boardwalk Pipelines LLC,
5.500%, 2/1/2017	20,000	19,903
Canadian Natural
Resources Ltd., 5.700%, 5/15/2017	25,000	26,750
Cisco Systems, Inc.,
4.950%, 2/15/2019	50,000	51,344
ConocoPhillips, 4.400%,
5/15/2013	100,000	105,592
ConocoPhillips, 6.500%,
2/1/2039	25,000	27,842
ConocoPhillips Canada
Funding Co., 5.950%, 10/15/2036	25,000	25,283
Diamond Offshore Drilling,
Inc., 5.875%, 5/1/2019	40,000	42,686
DTE Energy Co., 7.625%,
5/15/2014	25,000	27,935
El Paso Natural Gas Co.,
5.950%, 4/15/2017	50,000	51,751
EnCana Corp., 4.750%,
10/15/2013	25,000	26,287
Enterprise Products
Operating LLC, 5.250%, 1/31/2020	50,000	49,557
Enterprise Products
Operating LP, 6.875%, 3/1/2033	10,000	10,612
EOG Resources, Inc.,
6.875%, 10/1/2018	25,000	28,822
FirstEnergy Corp.,
6.450%, 11/15/2011	1,000	1,073

8	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Energy (continued)
FirstEnergy Corp.,
7.375%, 11/15/2031	$20,000	$21,739
FirstEnergy Solutions
Corp., 6.050%, 8/15/2021	20,000	20,218
General Electric Co.,
5.000%, 2/1/2013	100,000	105,871
Hess Corp., 7.300%,
8/15/2031	25,000	28,491
KeySpan Corp., 8.000%,
11/15/2030	25,000	28,881
Kinder Morgan Energy
Partners LP, 5.800%, 3/15/2035	50,000	46,472
Magellan Midstream
Partners L, 6.550%, 7/15/2019	25,000	27,186
Marathon Oil Corp.,
6.600%, 10/1/2037	25,000	26,607
Murphy Oil Corp.,
6.375%, 5/1/2012	25,000	26,291
Ohio Power Co., 5.375%,
10/1/2021	15,000	15,073
Pemex Project Funding
Master Trust, 6.625%, 6/15/2035	25,000	23,835
Petro-Canada, 7.000%,
11/15/2028	25,000	26,953
Plains All American
Pipeline LP, 6.650%, 1/15/2037	25,000	25,587
Progress Energy, Inc.,
6.850%, 4/15/2012	50,000	54,303
Progress Energy, Inc.,
7.750%, 3/1/2031	25,000	29,476
Rowan Cos, Inc., 7.875%,
8/1/2019	15,000	16,717
San Diego Gas & Electric
Co., 6.000%, 6/1/2039	20,000	21,552
Sempra Energy, 6.500%,
6/1/2016	30,000	32,578

Spectra Energy Capital
LLC, 5.900%, 9/15/2013	50,000	53,369
Talisman Energy, Inc.,
7.750%, 6/1/2019	5,000	5,882
Toledo Edison Co.,
7.250%, 5/1/2020	15,000	17,149
TransCanada Pipelines
Ltd., 9.875%, 1/1/2021	25,000	33,637
Transocean, Inc., 6.000%,
3/15/2018	25,000	26,717
Valero Energy Corp.,
7.500%, 4/15/2032	25,000	25,780
Virginia Electric and Power
Co., 5.000%, 6/30/2019	65,000	66,388
Williams Cos, Inc.,
7.125%, 9/1/2011	50,000	53,456
XTO Energy, Inc., 6.100%,
4/1/2036	25,000	27,086

Total Energy		1,529,451

Financials–8.6%
American Express Bank
FSB, 3.150%, 12/9/2011	25,000	25,849
American Express Co.,
7.000%, 3/19/2018	100,000	110,301
American International
Group, Inc., 6.250%, 5/1/2036	25,000	18,613
Ameritech Capital Funding,
6.550%, 1/15/2028	20,000	19,369
Asian Development Bank,
2.750%, 5/21/2014	60,000	59,955
Bank of America Corp.,
3.125%, 6/15/2012	50,000	51,840
Bank of America Corp.,
4.750%, 8/15/2013	100,000	101,715
Bank of America Corp.,
5.625%, 10/14/2016	50,000	50,768
Bank of America Corp.,
7.625%, 6/1/2019	100,000	115,884
Bank of America NA,
5.300%, 3/15/2017	50,000	49,077
Bank of America NA,
6.000%, 10/15/2036	25,000	24,237
Bank of New York Mellon
Corp., 4.300%, 5/15/2014	30,000	31,605
BB&T Corp., 3.375%,
9/25/2013	25,000	25,219

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	9

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Financials (continued)
BB&T Corp., 5.250%,
11/1/2019	$25,000	$24,139
Bear Stearns Cos., Inc.,
5.300%, 10/30/2015	30,000	31,769
Bear Stearns Cos., Inc.,
6.950%, 8/10/2012	150,000	167,692
Berkshire Hathaway
Finance Corp., 4.000%, 4/15/2012	50,000	52,427
Berkshire Hathaway
Finance Corp., 4.850%, 1/15/2015	10,000	10,718
BlackRock, Inc., 3.500%,
12/10/2014	25,000	24,714
BP Capital Markets PLC,
3.625%, 5/8/2014	50,000	51,201
Capital One Capital IV,
6.745%, 2/17/2037	25,000	21,000
Capital One Capital VI,
8.875%, 5/15/2040	40,000	42,900
Capital One Financial
Corp., 7.375%, 5/23/2014	15,000	17,000
Chubb Corp., 6.000%,
11/15/2011	10,000	10,748
Cincinnati Financial Corp.,
6.920%, 5/15/2028	10,000	9,688
Citibank NA, 1.250%,
9/22/2011	50,000	50,106
Citigroup Funding, Inc.,
1.875%, 10/22/2012	100,000	99,690
Citigroup Funding, Inc.,
2.250%, 12/10/2012	100,000	100,856
Citigroup, Inc., 2.875%,
12/9/2011	25,000	25,762
Citigroup, Inc., 5.500%,
2/15/2017	150,000	142,154
Citigroup, Inc., 5.850%,
12/11/2034	50,000	44,249
Citigroup, Inc., 6.125%,
8/25/2036	50,000	43,009
Citigroup, Inc., 6.125%,
5/15/2018	100,000	100,704

Citigroup, Inc., 8.125%,
7/15/2039	15,000	16,981
Citigroup, Inc. Global
Senior Note, 6.500%, 1/18/2011	100,000	104,598
CNA Financial Corp.,
6.000%, 8/15/2011	25,000	25,422
Corp. Andina De Fomento,
8.125%, 6/4/2019	15,000	17,391
Credit Suisse, 3.450%,
7/2/2012	50,000	51,461
Credit Suisse USA, Inc.,
5.125%, 8/15/2015	100,000	106,452
Credit Suisse USA, Inc.,
5.250%, 3/2/2011	50,000	52,396
Devon Financing Corp. ULC,
6.875%, 9/30/2011	50,000	54,338
Discover Financial Services,
6.450%, 6/12/2017	25,000	23,432
Fifth Third Bancorp, 8.250%,
3/1/2038	50,000	47,665
Financing Corp. (FICO),
9.650%, 11/2/2018	25,000	34,150
General Electric Capital
Corp., 2.625%, 12/28/2012	100,000	101,914
General Electric Capital
Corp., 3.000%, 12/9/2011	50,000	51,565
General Electric Capital
Corp., 5.400%, 2/15/2017	50,000	51,104
General Electric Capital
Corp., 5.875%, 1/14/2038	50,000	46,446
General Electric Capital
Corp., 5.875%, 2/15/2012	150,000	160,787
General Electric Capital
Corp., 6.750%, 3/15/2032	60,000	61,351
General Electric Insurance
Solutions Corp., 7.000%, 2/15/2026	50,000	48,969
Goldman Sachs Group, Inc.,
1.625%, 7/15/2011	50,000	50,466
Goldman Sachs Group, Inc.,
3.250%, 6/15/2012	100,000	103,954
Goldman Sachs Group, Inc.,
3.625%, 8/1/2012	35,000	36,083
Goldman Sachs Group, Inc.,
5.125%, 1/15/2015	50,000	52,596

10	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Financials (continued)
Goldman Sachs Group,
Inc., 5.450%, 11/1/2012	$100,000	$107,589
Goldman Sachs Group,
Inc., 5.950%, 1/15/2027	30,000	28,928
Goldman Sachs Group,
Inc., 6.000%, 5/1/2014	30,000	32,844
Goldman Sachs Group,
Inc., 6.125%, 2/15/2033	25,000	25,183
Goldman Sachs Group,
Inc., 6.150%, 4/1/2018	50,000	53,612
Goldman Sachs Group,
Inc., 6.345%, 2/15/2034	15,000	14,086
Goldman Sachs Group,
Inc., 6.750%, 10/1/2037	25,000	25,779
Hartford Financial Services
Group, Inc., 6.100%, 10/1/2041	25,000	20,040
Healthcare Realty Trust,
Inc., 6.500%, 1/17/2017	25,000	24,799
Hospitality Properties
Trust, 7.875%, 8/15/2014	25,000	25,834
HSBC Finance Corp.,
4.750%, 7/15/2013	100,000	104,209
HSBC Finance Corp.,
5.000%, 6/30/2015	25,000	25,856
HSBC Finance Corp.,
6.375%, 11/27/2012	50,000	54,488
Inter-American
Development Bank, 4.250%, 9/10/2018	50,000	51,135
Inter-American
Development Bank, 5.000%, 4/5/2011	100,000	105,228
International Finance
Corp., 3.000%, 4/22/2014	105,000	105,342
International Lease
Finance Corp., 5.650%, 6/1/2014	50,000	37,822
Jefferies Group, Inc.,
8.500%, 7/15/2019	25,000	27,373

John Deere Capital Corp.,
5.250%, 10/1/2012	50,000	54,031
JP Morgan Chase Capital
XXV, 6.800%, 10/1/2037	50,000	49,832
JPMorgan Chase Capital
XXVII, 7.000%, 11/1/2039	50,000	50,584
JPMorgan Chase & Co.,
3.125%, 12/1/2011	100,000	103,546
JPMorgan Chase & Co.,
6.000%, 1/15/2018	25,000	26,918
JPMorgan Chase & Co.,
6.625%, 3/15/2012	100,000	109,222
JPMorgan Chase Capital
XV, 5.875%, 3/15/2035	25,000	22,321
JPMorgan Chase Capital
XVIII, 6.950%, 8/17/2036	25,000	24,361
Keycorp, 6.500%, 5/14/2013	50,000	51,646

Kimco Realty Corp.,
6.875%, 10/1/2019	25,000	25,466
Kreditanstalt fuer
Wiederaufbau, 1.875%, 3/15/2011	100,000	101,126
Lazard Group, 6.850%,
6/15/2017	50,000	50,392
Liberty Property LP, 6.625%,
10/1/2017	50,000	48,560
Lincoln National Corp.,
8.750%, 7/1/2019	15,000	17,167
Mack-Cali Realty Corp.,
7.750%, 8/15/2019	25,000	25,913
Markel Corp., 7.125%,
9/30/2019	50,000	51,718
Marshall & Ilsley Corp.,
5.350%, 4/1/2011	50,000	49,652
Merrill Lynch & Co., Inc.,
6.150%, 4/25/2013	100,000	107,096
MetLife, Inc., 5.700%,
6/15/2035	10,000	9,909
MetLife, Inc., 6.125%,
12/1/2011	10,000	10,755
MetLife, Inc., 6.400%,
12/15/2036	25,000	22,250
Morgan Stanley, 3.250%,
12/1/2011	100,000	103,781
Morgan Stanley, 5.625%,
1/9/2012	100,000	105,582
Morgan Stanley, 5.950%,
12/28/2017	100,000	103,307

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	11

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Financials (continued)
Morgan Stanley, 6.000%,
5/13/2014	$100,000	$107,623
Northern Trust Corp.,
4.625%, 5/1/2014	15,000	16,000
PACCAR Financial Corp.,
1.950%, 12/17/2012	25,000	24,759
PNC Bank NA, 4.875%,
9/21/2017	50,000	47,385
Principal Life Income
Funding Trusts, 5.125%, 3/1/2011	100,000	102,914
ProLogis, 7.625%,
8/15/2014	25,000	26,168
Private Export Funding
Corp., 4.300%, 12/15/2021	25,000	23,871
Protective Life Corp.,
8.450%, 10/15/2039	25,000	24,181
Prudential Financial, Inc.,
4.500%, 7/15/2013	50,000	50,606
Prudential Financial, Inc.,
6.000%, 12/1/2017	50,000	51,666
Raymond James Financial,
Inc., 8.600%, 8/15/2019	25,000	27,091
Realty Income Corp.,
5.950%, 9/15/2016	25,000	24,663
Regions Financial Corp.,
7.750%, 11/10/2014	50,000	49,360
Shell International Finance
BV, 4.000%, 3/21/2014	100,000	104,454
Simon Property Group LP,
5.100%, 6/15/2015	25,000	24,724
Simon Property Group LP,
5.300%, 5/30/2013	50,000	51,630
SLM Corp., 5.400%,
10/25/2011	25,000	24,989
Sovereign Bank, 5.125%,
3/15/2013	25,000	25,245
Toll Brothers Finance
Corp., 6.750%, 11/1/2019	25,000	24,528

Transatlantic Holdings,
Inc., 5.750%, 12/14/2015	20,000	19,637
Travelers Cos., Inc.,
5.500%, 12/1/2015	25,000	27,116
Travelers Cos., Inc.,
5.750%, 12/15/2017	25,000	26,547
US Bancorp, 4.200%,
5/15/2014	50,000	51,954
USB Capital XIII Trust,
6.625%, 12/15/2039	15,000	15,295
Wachovia Bank NA, 4.875%,
2/1/2015	50,000	51,121
Wachovia Bank NA, 6.600%,
1/15/2038	25,000	26,473
Wachovia Corp., 5.625%,
10/15/2016	50,000	51,196
Wachovia Corp., 5.700%,
8/1/2013	50,000	53,821
Wells Fargo & Co., 3.000%,
12/9/2011	25,000	25,821
Wells Fargo & Co., 3.750%,
10/1/2014	100,000	99,813
Wells Fargo & Co., 5.250%,
10/23/2012	50,000	53,414
Wells Fargo & Co., 5.625%,
12/11/2017	25,000	26,045
Wells Fargo Bank NA,
5.750%, 5/16/2016	100,000	103,806
Western Union Co., 5.400%,
11/17/2011	50,000	53,408
Willis North America, Inc.,
5.625%, 7/15/2015	25,000	24,512

Total Financials		6,791,597

Health Care–1.2%
Abbott Laboratories, 5.600%,
5/15/2011	50,000	53,049
Aetna, Inc., 6.625%,
6/15/2036	35,000	36,002
Aflac, Inc., 6.900%,
12/17/2039	15,000	14,824
Allstate Corp., 5.950%,
4/1/2036	25,000	25,364
AmerisourceBergen Corp.,
5.875%, 9/15/2015	10,000	10,912
Amgen, Inc., 5.850%,
6/1/2017	25,000	27,360

12	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Health Care (continued)
Amgen, Inc., 6.375%,
6/1/2037	$25,000	$27,380
Baxter International, Inc.,
4.625%, 3/15/2015	10,000	10,614
Baxter International, Inc.,
5.900%, 9/1/2016	50,000	55,162
Bristol-Myers Squibb Co.,
5.875%, 11/15/2036	25,000	26,072
Eli Lilly & Co., 5.200%,
3/15/2017	50,000	53,020
GlaxoSmithKline Capital,
Inc., 5.650%, 5/15/2018	100,000	108,040
Hospira, Inc., 6.400%,
5/15/2015	5,000	5,540
Johnson & Johnson,
4.950%, 5/15/2033	10,000	9,776
McKesson Corp., 7.500%,
2/15/2019	50,000	59,395
Merck & Co., Inc.,
5.000%, 6/30/2019	100,000	104,140
Pfizer, Inc., 5.350%,
3/15/2015	100,000	109,415
Schering-Plough Corp.,
6.000%, 9/15/2017	25,000	27,812
Teva Pharmaceutical
Finance LLC, 5.550%, 2/1/2016	10,000	10,569
Teva Pharmaceutical
Finance LLC, 6.150%, 2/1/2036	10,000	10,363
UnitedHealth Group, Inc.,
6.000%, 11/15/2017	25,000	25,850
Watson Pharmaceuticals,
Inc., 5.000%, 8/15/2014	20,000	20,440
WellPoint, Inc., 6.375%,
1/15/2012	50,000	53,879
Wyeth, 5.500%,
2/15/2016	25,000	26,907
Wyeth, 7.250%, 3/1/2023	25,000	28,412

Total Health Care		940,297

Industrials–1.8%

ACE INA Holdings, Inc.,
5.900%, 6/15/2019	15,000	16,167
Air Products & Chemicals,
Inc., 4.375%, 8/21/2019	25,000	24,824
Altria Group, Inc., 9.250%,
8/6/2019	100,000	122,066
Bemis Co., Inc., 5.650%,
8/1/2014	5,000	5,327
Boeing Capital Corp. Ltd.,
6.500%, 2/15/2012	50,000	54,711
Boston Properties LP,
5.875%, 10/15/2019	25,000	25,125
Burlington Northern Santa
Fe Corp., 5.900%, 7/1/2012	50,000	54,243
Cabot Corp., 5.000%,
10/1/2016	25,000	24,552
Canadian Pacific Railway
Co., 5.950%, 5/15/2037	25,000	23,813
Caterpillar Financial
Services Corp., 4.250%, 2/8/2013	50,000	52,102
Caterpillar Financial
Services Corp., 5.125%, 10/12/2011	50,000	53,092
Caterpillar, Inc., 6.625%,
7/15/2028	10,000	11,191
Cooper US, Inc., 6.100%,
7/1/2017	25,000	27,353
CRH America, Inc.,
5.625%, 9/30/2011	25,000	26,291
CSX Corp., 6.250%,
3/15/2018	25,000	26,964
Deere & Co., 4.375%,
10/16/2019	25,000	25,018
Deere & Co., 5.375%,
10/16/2029	25,000	25,028
Dover Corp., 5.450%,
3/15/2018	25,000	26,496
Dun & Bradstreet Corp.,
5.500%, 3/15/2011	50,000	52,098
Emerson Electric Co.,
5.375%, 10/15/2017	25,000	26,463
Honeywell International,
Inc., 5.300%, 3/1/2018	50,000	52,824
Honeywell International,
Inc., 5.700%, 3/15/2036	25,000	25,740

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	13

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Industrials (continued)
International Business
Machines Corp., 2.100%, 5/6/2013	$50,000	$49,940
International Business
Machines Corp., 6.500%, 1/15/2028	50,000	54,617
International Paper Co.,
7.500%, 8/15/2021	40,000	44,908
Lockheed Martin Corp.,
4.121%, 3/14/2013	25,000	26,139
Lockheed Martin Corp.,
7.750%, 5/1/2026	25,000	29,855
Norfolk Southern Corp.,
7.700%, 5/15/2017	10,000	11,723
Norfolk Southern Corp.,
7.800%, 5/15/2027	15,000	18,077
Northrop Grumman Corp.,
7.750%, 2/15/2031	15,000	18,586
Philip Morris International,
Inc., 5.650%, 5/16/2018	50,000	52,667
Pitney Bowes, Inc.,
5.750%, 9/15/2017	25,000	26,828
Potash Corp. of
Saskatchewan, Inc., 5.250%, 5/15/2014	25,000	26,891
Procter & Gamble Co.,
4.700%, 2/15/2019	50,000	51,279
Raytheon Co., 4.400%,
2/15/2020	25,000	24,673
RR Donnelley & Sons Co.,
8.600%, 8/15/2016	25,000	27,250
Southwest Airlines Co.,
5.250%, 10/1/2014	50,000	50,696
Tyco International Finance
SA, 4.125%, 10/15/2014	25,000	25,583
Tyco International Group
SA, 6.000%, 11/15/2013	25,000	27,408
Union Pacific Corp.,
6.125%, 2/15/2020	25,000	27,114
Waste Management, Inc.,
6.375%, 11/15/2012	25,000	27,521

Total Industrials		1,403,243

Information Technology–0.5%

Arrow Electronics, Inc.,
6.000%, 4/1/2020	25,000	24,781
Electronic Data Systems
Corp., 6.000%, 8/1/2013	25,000	27,658
General Dynamics Corp.,
1.800%, 7/15/2011	15,000	15,173
Hewlett-Packard Co.,
5.250%, 3/1/2012	25,000	26,834
Microsoft Corp., 2.950%,
6/1/2014	75,000	75,881
Oracle Corp., 6.500%,
4/15/2038	25,000	27,545
Oracle Corp. and Ozark
Holding, Inc., 5.250%, 1/15/2016	50,000	54,063
Rockwell Collins, Inc.,
5.250%, 7/15/2019	50,000	51,839
Science Applications
International Corp., 6.250%, 7/1/2012	20,000	21,794
United Technologies Corp.,
6.050%, 6/1/2036	25,000	26,666
Xerox Corp., 5.500%,
5/15/2012	50,000	52,870

Total Information Technology		405,104

Materials–0.4%
Alcoa, Inc., 5.900%,
2/1/2027	25,000	22,595
Continental Airlines, Inc.,
9.000%, 7/8/2016	50,000	53,000
Dow Chemical Co.,
6.000%, 10/1/2012	50,000	53,819
EI du Pont de Nemours &
Co., 4.625%, 1/15/2020	25,000	24,524
EI Du Pont de Nemours &
Co., 4.750%, 3/15/2015	25,000	26,620
EI Du Pont de Nemours &
Co., 5.600%, 12/15/2036	25,000	24,947
Falconbridge Ltd.,
5.500%, 6/15/2017	25,000	24,972
StatoilHydro ASA,
5.250%, 4/15/2019	20,000	21,238
Vale Overseas Ltd.,
6.875%, 11/21/2036	50,000	50,083
Valspar Corp., 7.250%,
6/15/2019	25,000	27,482

Total Materials		329,280

14	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Telecommunication Services–0.9%
AT&T Wireless Services,
Inc., 8.125%, 5/1/2012	$50,000	$56,527
AT&T, Inc., 6.150%,
9/15/2034	25,000	24,790
AT&T, Inc., 6.400%,
5/15/2038	50,000	51,554
AT&T, Inc., 6.800%,
5/15/2036	25,000	26,709
BellSouth Capital Funding
Corp., 7.875%, 2/15/2030	25,000	28,622
BellSouth Corp., 5.200%,
9/15/2014	30,000	32,163
BellSouth Corp., 6.000%,
11/15/2034	10,000	9,789
Cellco Partnership,
3.750%, 5/20/2011	50,000	51,576
Cellco Partnership,
5.550%, 2/1/2014	100,000	108,627
Motorola, Inc., 6.000%,
11/15/2017	25,000	24,226
Quest Diagnostics, Inc.,
5.750%, 1/30/2040	10,000	9,739
Qwest Corp., 8.375%,
5/1/2016	30,000	32,325
SBC Communications, Inc.
Global Note, 6.250%, 3/15/2011	50,000	52,964
Verizon Communications,
Inc., 5.500%, 2/15/2018	50,000	52,264
Verizon Communications,
Inc., 5.550%, 2/15/2016	50,000	53,970
Verizon Global Funding
Corp., 5.850%, 9/15/2035	10,000	9,783
Verizon Global Funding
Corp., 7.750%, 12/1/2030	25,000	29,451
Verizon New England, Inc.,
6.500%, 9/15/2011	30,000	31,989
Vodafone Group PLC,
4.150%, 6/10/2014	50,000	51,491

Total Telecommunication Services		738,559

Utilities–1.4%

Arizona Public Service Co.,
6.500%, 3/1/2012	10,000	10,754
Atlantic City Electric Co.,
7.750%, 11/15/2018	15,000	17,841
Board of Trustees of The
Leland Stanford Junior
University, 3.625%,
5/1/2014	100,000	102,983
Carolina Power & Light
Co., 5.125%, 9/15/2013	10,000	10,712
CenterPoint Energy
Resources Corp., 6.000%, 5/15/2018	25,000	25,712
Cincinnati Gas & Electric,
5.700%, 9/15/2012	50,000	54,260
Columbus Southern Power
Co., 6.600%, 3/1/2033	25,000	26,326
Commonwealth Edison
Co., 5.900%, 3/15/2036	25,000	24,945
Commonwealth Edison
Co., 6.150%, 9/15/2017	50,000	54,234
Consolidated Edison Co.
of New York, 4.875%, 2/1/2013	50,000	53,319
Consolidated Edison Co.
of New York, Inc., 6.300%, 8/15/2037	25,000	27,013
Constellation Energy
Group, 7.000%, 4/1/2012	50,000	54,280
Dominion Resources, Inc.,
5.150%, 7/15/2015	15,000	15,895
Dominion Resources, Inc.,
6.000%, 11/30/2017	50,000	53,842
Entergy Gulf States La
10/24 Fixed 5.59, 5.590%, 10/1/2024	15,000	15,029
Exelon Corp., 5.625%,
6/15/2035	15,000	13,608
Florida Power & Light Co.,
4.950%, 6/1/2035	25,000	22,918
Georgia Power Co.,
4.250%, 12/1/2019	40,000	38,839
Interstate Power & Light
Co., 6.250%, 7/15/2039	15,000	15,803
MidAmerican Energy Co.,
6.750%, 12/30/2031	10,000	11,217

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	15

Portfolio of investments

	Par Amount	Value

Corporate Bonds (continued)
Utilities (continued)
MidAmerican Funding
LLC, 6.927%, 3/1/2029	$25,000	$27,191
National Rural Utilities
Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	109,979
Nisource Finance Corp.,
6.400%, 3/15/2018	25,000	26,025
NSTAR, 4.500%,
11/15/2019	25,000	24,496
Oneok, Inc., 5.200%,
6/15/2015	25,000	25,753
Pacific Gas & Electric Co.,
5.400%, 1/15/2040	25,000	24,010
Pacific Gas & Electric Co.,
6.050%, 3/1/2034	15,000	15,711
PPL Electric Utilities Corp.,
6.250%, 5/15/2039	10,000	10,755
Public Service Co. of
Colorado, 6.250%, 9/1/2037	10,000	10,959
Public Service Electric &
Gas Co., 5.800%, 5/1/2037	25,000	25,814
Puget Sound Energy, Inc.,
6.274%, 3/15/2037	25,000	26,027
TXU Electric Delivery Co.,
7.000%, 5/1/2032	25,000	27,734
Virginia Electric and Power
Co., 5.400%, 1/15/2016	50,000	52,843
Wisconsin Electric Power
Co., 4.250%, 12/15/2019	25,000	24,468

Total Utilities		1,081,295

Total Corporate Bonds–
(Identified Cost $14,730,753)		15,251,801

International Debt–5.0%
Alcan, Inc., 5.200%,
1/15/2014	50,000	52,752
America Movil SA de CV,
5.750%, 1/15/2015	15,000	15,863

America Movil SAB de CV,
5.625%, 11/15/2017	50,000	52,017
ArcelorMittal, 6.125%,
6/1/2018	50,000	51,676
ArcelorMittal, 9.850%,
6/1/2019	100,000	129,552
Asian Development Bank,
5.593%, 7/16/2018	50,000	54,619
AstraZeneca PLC,
6.450%, 9/15/2037	25,000	28,254
Barclays Bank PLC,
5.000%, 9/22/2016	100,000	102,326
Barrick Australia Financ
10/39 Fixed 5.95, 5.950%, 10/15/2039	25,000	24,483
BHP Billiton Finance Ltd.,
5.125%, 3/29/2012	25,000	26,624
BP Capital Markets PLC,
3.875%, 3/10/2015	50,000	51,431
Brazilian Government
International Bond, 6.000%, 1/17/2017	100,000	108,500
Brazilian Government
International Bond, 8.250%, 1/20/2034	50,000	64,125
Brazilian Government
International Bond, 8.750%, 2/4/2025	50,000	65,000
British Telecommunications
PLC, 9.625%, 12/15/2030	25,000	31,937
Canadian National Railway
Co., 6.200%, 6/1/2036	25,000	27,325
Deutsche Bank AG,
5.375%, 10/12/2012	100,000	108,025
Deutsche Telekom
International Finance BV, 8.750%, 6/15/2030	25,000	32,239
Diageo Finance BV,
3.250%, 1/15/2015	25,000	24,862
Diageo Finance BV,
5.300%, 10/28/2015	50,000	54,014
Eksportfinans ASA,
5.000%, 2/14/2012	100,000	106,641
European Investment Bank,
4.625%, 5/15/2014	200,000	214,633
European Investment Bank,
4.875%, 2/16/2016	50,000	53,825
Export-Import Bank of
Korea, 5.875%, 1/14/2015	100,000	107,545

16	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value

International Debt (continued)
Export-Import Bank Of
Korea (KEXIM), 5.125%, 2/14/2011	$25,000	$25,836
France Telecom SA,
7.750%, 3/1/2011	100,000	107,207
HSBC Holdings PLC,
6.500%, 5/2/2036	25,000	26,305
International Bank for
Reconstruction & Development, 7.625%, 1/19/2023	25,000	31,954
International Finance
Corp., 3.500%, 5/15/2013	100,000	104,150
Israel Government AID
Bond, 5.500%, 4/26/2024	25,000	26,746
Israel Government
International Bond, 5.125%, 3/26/2019	75,000	76,134
Israel Government
International Bond, 5.500%, 11/9/2016	25,000	26,861
Italy Government
International Bond, 4.500%, 1/21/2015	100,000	104,735
Italy Government
International Bond, 5.625%, 6/15/2012	100,000	108,815
Italy, Republic of,, 6.875%,
9/27/2023	25,000	28,362
Japan Finance Corp.,
2.000%, 6/24/2011	100,000	101,243
KfW Bankengruppe,
3.250%, 3/15/2013	100,000	103,030
KfW Bankengruppe,
4.875%, 1/17/2017	100,000	106,997
Koninklijke Philips
Electronics NV, 6.875%, 3/11/2038	50,000	56,908
Kreditanstalt fuer
Wiederaufbau, 0.00%, 4/18/2036	50,000	13,152

Landwirtschaftliche
Rentenbank, 4.875%, 2/14/2011	100,000	104,292
Mexico Government
International Bond, 6.625%, 3/3/2015	25,000	27,875
Mexico Government
International Bond, 6.750%, 9/27/2034	20,000	21,200
Mexico Government
International Bond, 8.125%, 12/30/2019	50,000	60,818
Mexico Government
International Bond, 8.300%, 8/15/2031	50,000	62,065
Nexen, Inc., 5.875%,
3/10/2035	25,000	23,677
Nordic Investment Bank,
2.625%, 10/6/2014	50,000	49,332
Oesterreichische
Kontrollbank AG, 4.875%, 2/16/2016	100,000	105,341
Petrobras International
Finance Co., 5.750%, 1/20/2020	50,000	51,114
Petrobras International
Finance Co., 6.875%, 1/20/2040	25,000	25,815
Petroleos Mexicanos,
8.000%, 5/3/2019	50,000	58,125
Potash Corp. of
Saskatchewan, Inc., 3.750%, 9/30/2015	10,000	9,965
Potash Corp. of
Saskatchewan, Inc., 4.875%, 3/30/2020	10,000	9,886
Province of British
Columbia Canada, 6.500%, 1/15/2026	25,000	28,457
Province of Nova Scotia
Canada, 5.125%, 1/26/2017	50,000	53,319
Province of Ontario
Canada, 4.000%, 10/7/2019	25,000	23,986
Province of Ontario
Canada, 5.000%, 10/18/2011	100,000	106,313

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	17

Portfolio of investments

	Par Amount	Value

International Debt (continued)
Province of Quebec
Canada, 4.600%, 5/26/2015	$50,000	$52,986
Region of Lombardy Italy,
5.804%, 10/25/2032	50,000	48,689
Republic of Korea,
4.875%, 9/22/2014	25,000	26,599
Republic of Peru, 6.550%,
3/14/2037	25,000	26,125
Republic of Poland,
5.250%, 1/15/2014	50,000	53,629
Telecom Italia Capital SA,
6.375%, 11/15/2033	50,000	49,445
Telefonica Emisiones SAU,
5.984%, 6/20/2011	50,000	52,901
Telefonica Emisiones SAU,
6.221%, 7/3/2017	25,000	27,597
Thomson Corp. Note,
5.700%, 10/1/2014	50,000	54,947
Vodafone Group PLC,
6.150%, 2/27/2037	25,000	26,131
Vodafone Group PLC,
7.875%, 2/15/2030	25,000	30,047
Weatherford International
Ltd., 5.500%, 2/15/2016	25,000	25,628

Total International Debt–
(Identified Cost $3,751,645)		3,933,007

Mortgage-Backed Securities–36.5%
Federal Home Loan
Mortgage Corporation, GOLD 30 YR, 4.500%–5.500%	600,000	605,328
Federal Home Loan
Mortgage Corporation, GOLD 15 YR, 4.000%–4.500%	350,000	355,453
Federal National Mortgage
Association, 30 YR, 4.000%–5.000%	200,000	199,188

Government National
Mortgage Association, 30 YR, 4.500%–6.000%	1,175,000	1,211,856
Federal Home Loan
Mortgage Corporation, 1.625%–7.000%, 2/25/2011–12/1/2039	8,380,571	8,691,179
Federal National Mortgage
Association, 4.000%–7.000%, 6/1/2019–10/1/2039	14,041,910	14,616,636
Government National
Mortgage Association, 4.000%–6.500%, 2/15/2036–12/15/2039	3,117,992	3,227,241

Total Mortgage-Backed
Securities–(Identified Cost $27,915,941)		28,906,881

U.S. Treasury–25.3%
U.S. Treasury Bonds–3.6%
4.750%, 2/15/2037	200,000	204,438

6.125%, 8/15/2029	125,000	150,117

6.375%, 8/15/2027	150,000	183,235

6.750%, 8/15/2026	100,000	126,203

7.125%, 2/15/2023	100,000	128,281

7.250%, 5/15/2016	100,000	123,820

7.500%, 11/15/2016	250,000	315,137

8.000%, 11/15/2021	350,000	476,711

8.500%, 2/15/2020	280,000	388,106

8.875%, 8/15/2017	150,000	204,516

9.250%, 2/15/2016	135,000	181,881

3.500%, 2/15/2039	75,000	61,453

4.500%, 8/15/2039	200,000	195,532

7.625%, 11/15/2022	100,000	133,422

Total		2,872,852

U.S. Treasury Notes–21.7%
4.125%, 5/15/2015	200,000	213,313

0.875%, 2/28/2011	400,000	401,094

0.875%, 1/31/2011	300,000	301,031

0.875%, 5/31/2011	200,000	200,305

0.875%, 4/30/2011	200,000	200,328

1.000%, 7/31/2011	400,000	400,734

18	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value

U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.000%, 8/31/2011	$200,000	$200,164

1.000%, 10/31/2011	200,000	199,883

1.000%, 9/30/2011	400,000	400,016

1.000%, 12/31/2011	100,000	99,750

1.125%, 12/15/2011	300,000	300,200

1.125%, 1/15/2012	200,000	199,875

1.125%, 12/15/2012	200,000	196,859

1.375%, 5/15/2012	200,000	200,063

1.375%, 9/15/2012	200,000	199,125

1.375%, 2/15/2012	300,000	300,961

1.375%, 10/15/2012	200,000	198,938

1.375%, 11/15/2012	200,000	198,625

1.750%, 3/31/2014	200,000	195,313

1.750%, 11/15/2011	200,000	202,586

1.750%, 8/15/2012	400,000	402,719

1.875%, 2/28/2014	500,000	491,914

1.875%, 4/30/2014	100,000	97,977

2.000%, 11/30/2013	300,000	298,500

2.375%, 3/31/2016	200,000	191,406

2.375%, 9/30/2014	200,000	198,375

2.375%, 8/31/2014	200,000	198,594

2.375%, 10/31/2014	400,000	395,781

2.625%, 4/30/2016	100,000	96,930

2.625%, 6/30/2014	300,000	302,274

2.625%, 7/31/2014	200,000	201,063

2.625%, 12/31/2014	100,000	99,742

2.750%, 2/15/2019	300,000	276,281

2.750%, 10/31/2013	400,000	409,782

3.000%, 8/31/2016	200,000	196,766

3.000%, 9/30/2016	150,000	147,270

3.125%, 5/15/2019	100,000	94,734

3.125%, 10/31/2016	200,000	197,547

3.125%, 4/30/2013	350,000	364,766

3.250%, 5/31/2016	150,000	150,668

3.250%, 12/31/2016	100,000	99,188

3.375%, 6/30/2013	350,000	367,473

3.625%, 12/31/2012	250,000	264,434

3.625%, 8/15/2019	100,000	98,344

3.750%, 11/15/2018	500,000	500,117

3.875%, 5/15/2018	350,000	355,496

4.000%, 8/15/2018	300,000	306,492

4.000%, 2/15/2015	150,000	159,469

4.125%, 8/31/2012	200,000	213,875

4.250%, 11/15/2017	300,000	314,531

4.250%, 5/15/2039	310,000	290,916

4.250%, 8/15/2015	200,000	214,125

4.375%, 2/15/2038	300,000	288,094

4.500%, 3/31/2012	400,000	428,250

4.500%, 4/30/2012	550,000	589,832

4.500%, 11/30/2011	100,000	106,508

4.500%, 9/30/2011	100,000	106,055

4.500%, 2/28/2011	200,000	208,820

4.625%, 2/15/2017	200,000	216,016

4.625%, 12/31/2011	500,000	534,375

4.750%, 8/15/2017	300,000	325,617

4.750%, 3/31/2011	200,000	209,875

4.875%, 8/15/2016	100,000	110,000

5.000%, 5/15/2037	150,000	159,352

5.125%, 5/15/2016	150,000	167,344

5.125%, 6/30/2011	250,000	265,733

5.375%, 2/15/2031	100,000	110,531

6.625%, 2/15/2027	225,000	281,074

8.125%, 8/15/2021	100,000	137,188

11.250%, 2/15/2015	100,000	141,109

Total		17,192,485

Total U.S. Treasury–
(Identified Cost $20,042,989)		20,065,337

U.S. Government Agencies–7.7%
Federal Farm Credit Bank,
1.875%–5.375%, 7/18/2011–1/17/2017	425,000	446,091
Federal Home Loan Bank,
1.625%–5.625%, 7/27/2011–7/15/2036	525,000	554,274

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	19

Portfolio of investments

	Par Amount	Value

U.S. Government Agencies (continued)
Federal Home Loan Banks,
0.750%, 7/8/2011	$100,000	$99,727
Federal Home Loan Banks,
0.750%–2.250%, 3/18/2011–12/24/2012	725,000	732,367
Federal Home Loan
Mortgage Corp., 1.500% 6.750%, 1/7/2011–7/15/2032	2,380,000	2,430,426
Federal Home Loan
Mortgage Corp. 01/12 Fixed 1.25, 1.250%, 1/19/2012	100,000	99,536
Federal National Mortgage
Association, 1.000%–7.125%, 3/23/2011–7/15/2037	1,605,000	1,630,491
Tennessee Valley
Authority, 5.250%–6.750%, 7/18/2017–9/15/2039	100,000	109,267

Total U.S. Government
Agencies–(Identified Cost $6,024,328)		6,102,179

Commercial Mortgage-Backed Securities–3.3%
Banc of America
Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	62,144
Banc of America
Commercial Mortgage, Inc., 5.219%, 10/10/2045	20,000	19,138
Banc of America
Commercial Mortgage, Inc., 5.658%, 6/10/2049	125,000	104,796
Bear Stearns Commercial
Mortgage Securities, 4.740%, 3/13/2040	40,000	40,754
Bear Stearns Commercial
Mortgage Securities, 4.750%, 2/13/2046	50,000	48,564
Bear Stearns Commercial
Mortgage Securities, 5.405%, 12/11/2040	50,000	49,083

Chase Commercial

Mortgage Securities Corp., 7.319%, 10/15/2032	21,295	21,810
Citigroup, 5.171%,
11/15/2044	33,946	34,849
Citigroup Commercial
Mortgage Trust, 5.725%, 3/15/2049	25,000	8,061
Citigroup/Deutsche Bank
Commercial Mortgage Trust, 5.224%, 7/15/2044	50,000	42,235
Commercial Mortgage
Pass Through Certificates, 5.347%, 12/10/2046	50,000	40,489
Commercial Mortgage
Pass Through Certificates, 5.706%, 6/10/2046	50,000	50,301
Credit Suisse Mortgage
Capital Certificates, 5.826%, 6/15/2038	100,000	86,188
CS First Boston Mortgage
Securities Corp., 4.429%, 12/15/2036	108,973	111,054
CS First Boston Mortgage
Securities Corp., 4.730%, 7/15/2037	20,000	16,871
CS First Boston Mortgage
Securities Corp., 5.230%, 12/15/2040	50,000	48,050
CS First Boston Mortgage
Securities Corp., 5.416%, 5/15/2036	35,000	34,712
CS First Boston Mortgage
Securities Corp., 6.387%, 8/15/2036	24,209	25,406
CW Capital Cobalt Ltd.,
5.484%, 4/15/2047	25,000	20,398
G.E. Capital Commercial
Mortgage Corp., 5.189%, 7/10/2039	150,000	149,889
GMAC Commercial
Mortgage Securities, Inc., 6.465%, 4/15/2034	23,334	24,181
Greenwich Capital
Commercial Funding Corp., 4.799%, 8/10/2042	50,000	48,343
Greenwich Capital
Commercial Funding Corp., 5.736%, 12/10/2049	125,000	111,252

20	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Par Amount	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities
Corp. II, 4.761%, 7/10/2039	$15,000	$13,612
GS Mortgage Securities
Corp. II, 5.396%, 8/10/2038	100,000	98,421
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	20,107
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	47,529
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	34,377
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	19,330
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 4.999%, 10/15/2042	15,000	12,673
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	99,134
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	96,403
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	43,674

LB-UBS Commercial
Mortgage Trust, 4.361%, 1/15/2029	50,000	47,112
LB-UBS Commercial
Mortgage Trust, 5.018%, 2/15/2031	13,268	13,414
LB-UBS Commercial
Mortgage Trust, 5.084%, 2/15/2031	25,000	25,340
LB-UBS Commercial
Mortgage Trust, 5.139%, 2/15/2031	20,000	20,344
LB-UBS Commercial
Mortgage Trust, 5.207%, 2/15/2031	20,000	19,698
LB-UBS Commercial
Mortgage Trust, 5.430%, 2/15/2040	100,000	86,614
Merrill Lynch, 5.378%,
8/12/2048	150,000	118,018
Merrill Lynch Mortgage
Trust, 5.233%, 11/12/2037	50,000	49,573
Morgan Stanley Capital I,
5.207%, 11/14/2042	25,000	24,687
Morgan Stanley Capital I,
5.514%, 11/12/2049	100,000	95,412
Morgan Stanley Capital I,
6.936%, 6/3/2030	150,000	149,981
PG&E Energy Recovery
Funding LLC, 5.030%, 3/25/2014	37,811	39,615
Wachovia Bank
Commercial Mortgage Trust, 4.867%, 2/15/2035	100,000	102,990
Wachovia Bank
Commercial Mortgage Trust, 5.203%, 1/15/2045	23,569	23,772
Wachovia Bank
Commercial Mortgage Trust, 5.308%, 11/15/2048	75,000	70,519
Wachovia Bank
Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	50,928

Total Commercial
Mortgage-Backed Securities–(Identified Cost $2,753,323)		2,621,845

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	21

Portfolio of investments

	Par Amount	Value

Municipal Bonds–0.5%
American Municipal
Power-Ohio, Inc., 6.449%, 2/15/2044	$25,000	$24,261
Bay Area Toll Authority,
6.263%, 4/1/2049	25,000	23,905
Central Puget Sound
Regional Transportation Authority, 5.491%, 11/1/2039	25,000	23,976
Commonwealth of
Massachusetts, 5.456%, 12/1/2039	25,000	23,917
Illinois State Toll Highway
Authority, 5.851%, 12/1/2034	25,000	23,960
New Jersey State Turnpike
Revenue, 7.414%, 1/1/2040	15,000	16,811
New York State Urban
Development Corp., 5.770%, 3/15/2039	25,000	24,266
State of California,
4.850%, 10/1/2014	25,000	24,707
State of California,
5.950%, 4/1/2016	35,000	35,505
State of California,
7.300%, 10/1/2039	25,000	23,572
State of California,
7.500%, 4/1/2034	50,000	48,580
State of Connecticut,
5.850%, 3/15/2032	25,000	25,269
State of Illinois, 4.950%,
6/1/2023	25,000	23,468
State of Illinois Taxable,
5.100%, 6/1/2033	25,000	20,848
State of Utah, 4.554%,
7/1/2024	15,000	14,575
State of Washington,
5.481%, 8/1/2039	25,000	24,334

Total Municipal Bonds–
(Identified Cost $416,601)		401,954

	Shares	Value

Mutual Fund–4.2%
AIM Prime Fund
(At Net Asset Value)	3,330,186	$3,330,186

Total Investments–102.1%
(Identified Cost $79,222,347)		80,887,652

Other Assets & Liabilities–Net–(2.1)%		(1,695,952)

Total Net Assets–100.0%		$79,191,700

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and it is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At December 31, 2009, these securities amounted to $151,529 which represents 0.2% of the total net assets.

22	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks–99.5%
Consumer Discretionary–11.1%
[1]99 Cents Only Stores	200	$2,614

Aaron Rents, Inc.	221	6,128

Abercrombie & Fitch Co.	396	13,801

1ACCO Brands Corp.	160	1,165

Advance Auto Parts, Inc.	452	18,297

[1]Aeropostale, Inc.	355	12,088

1AFC Enterprises, Inc.	100	816

[1]Amazon.com, Inc.	1,642	220,882

Ambassadors Group, Inc.	100	1,329

[1]American Axle & Manufacturing
Holdings, Inc.	200	1,604
American Eagle Outfitters, Inc.	884	15,010

American Greetings Corp.	200	4,358

Ameristar Casinos, Inc.	158	2,406

Andersons, Inc.	100	2,582

[1]AnnTaylor Stores Corp.	270	3,683

[1]ArvinMeritor, Inc.	200	2,236

[1]Asbury Automotive Group, Inc.	100	1,153

[1]Ascent Media Corp.	50	1,277

1ATC Technology Corp.	100	2,385

Autoliv, Inc.	400	17,344

[1]AutoNation, Inc.	563	10,781

[1]AutoZone, Inc.	152	24,027

[1]Avis Budget Group, Inc.	488	6,403

[1]Bare Escentuals, Inc.	400	4,892

Barnes & Noble, Inc.	226	4,310

[1]Beacon Roofing Supply, Inc.	175	2,800

[1]Beazer Homes USA, Inc.	88	426

Bebe Stores, Inc.	100	627

[1]Bed Bath & Beyond, Inc.	1,279	49,408

Belo Corp.	250	1,360

Best Buy Co., Inc.	1,686	66,530

Big 5 Sporting Goods Corp.	100	1,718

[1]Big Lots, Inc.	370	10,723

1BJ’s Restaurants, Inc.	100	1,882

1BJ’s Wholesale Club, Inc.	253	8,276

Black & Decker Corp.	327	21,199

[1]Blockbuster, Inc.	300	201

[1]Blue Nile, Inc.	100	6,333

Blyth, Inc.	25	843

Bob Evans Farms, Inc.	190	5,500

[1]Borders Group, Inc.	100	118

BorgWarner, Inc.	560	18,603

[1]Boyd Gaming Corp.	158	1,322

[1]Brightpoint, Inc.	305	2,242

Brinker International, Inc.	485	7,236

[1]Brocade Communications
Systems, Inc.	1,895	14,459
Brown Shoe Co., Inc.	130	1,283

Brunswick Corp.	299	3,800

Buckle, Inc.	150	4,392

[1]Buffalo Wild Wings, Inc.	100	4,027

Burger King Holdings, Inc.	400	7,528

[1]Cabela’s, Inc.	194	2,766

Cablevision Systems Corp.	1,147	29,616

[1]California Pizza Kitchen, Inc.	150	2,017

Callaway Golf Co.	220	1,659

[1]Carmax, Inc.	1,058	25,656

[1]Carnival Corp.	2,100	66,549

[1]Carter’s, Inc.	260	6,825

Cato Corp.	100	2,006

CBS Corp.	2,857	40,141

1CEC Entertainment, Inc.	150	4,788

[1]Charming Shoppes, Inc.	550	3,558

[1]Cheesecake Factory, Inc.	270	5,829

[1]Chico’s FAS, Inc.	899	12,631

[1]Childrens Place Retail Stores, Inc.	130	4,291

[1]Chipotle Mexican Grill, Inc.,
Class A	174	15,340
Choice Hotels International, Inc.	200	6,332

Christopher & Banks Corp.	100	762

Churchill Downs, Inc.	100	3,735

Cinemark Holdings, Inc.	200	2,874

[1]Citi Trends, Inc.	100	2,762

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	23

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
CKE Restaurants, Inc.	200	$1,692

1CKX, Inc.	200	1,054

[1]Clear Channel Outdoor
Holdings, Inc.	100	1,039
Coach, Inc.	1,500	54,795

[1]Coldwater Creek, Inc.	175	781

[1]Collective Brands, Inc.	380	8,653

Columbia Sportswear Co.	55	2,147

Comcast Corp., Class A	9,400	158,484

Comcast Corp., Special
Class A	3,900	62,439
Cooper Tire & Rubber Co.	210	4,210

[1]Copart, Inc.	300	10,989

Costco Wholesale Corp.	2,100	124,257

Cracker Barrel Old Country
Store, Inc.	107	4,065
1CROCS, Inc.	302	1,736

1CTC Media, Inc.	200	2,980

D.R. Horton, Inc.	1,377	14,968

[1]Dana Holding Corp.	700	7,588

Darden Restaurants, Inc.	600	21,042

[1]Deckers Outdoor Corp.	73	7,426

[1]Denny’s Corp.	400	876

1DG FastChannel, Inc.	100	2,793

[1]Dick’s Sporting Goods, Inc.	486	12,087

Dillard’s, Inc.	243	4,483

[1]DineEquity, Inc.	30	729

1DIRECTV, Class A	4,273	142,505

[1]Discovery Communications,
Inc., Ser. A	600	18,402
[1]Discovery Communications,
Inc., Ser. C	700	18,564
DISH Network Corp.	1,009	20,957

[1]Dolan Media Co.	100	1,021

[1]Dolby Laboratories, Inc.	300	14,319

[1]Dollar Tree, Inc.	431	20,817

[1]Domino’s Pizza, Inc.	152	1,274

[1]DreamWorks Animation SKG,
Inc.	360	14,382
[1]Dress Barn, Inc.	270	6,237

1DSW, Inc.	100	2,588

1DTS, Inc.	100	3,421

[1]Eastman Kodak Co.	1,063	4,486

Ethan Allen Interiors, Inc.	150	2,013

1EW Scripps Co.	120	835

[1]Exide Technologies	200	1,422

[1]Expedia, Inc.	919	23,627

Family Dollar Stores, Inc.	684	19,036

[1]Federal Mogul Corp.	100	1,730

Federal Signal Corp.	100	602

Finish Line, Inc.	293	3,677

Foot Locker, Inc.	604	6,729

[1]Ford Motor Co.	13,624	136,240

Fortune Brands, Inc.	700	30,240

[1]Fossil, Inc.	180	6,041

Fred’s, Inc.	100	1,020

[1]Fuel Systems Solutions, Inc.	100	4,124

[1]Fuqi International, Inc.	100	1,795

[1]Furniture Brands International,
Inc.	80	437
[1]GameStop Corp., Class A	732	16,060

Gannett Co., Inc.	1,150	17,077

Gap, Inc.	2,330	48,813

Garmin Ltd.	537	16,486

[1]Gaylord Entertainment Co.	194	3,831

[1]Genesco, Inc.	100	2,746

Gentex Corp.	573	10,228

[1]GeoEye, Inc.	100	2,788

[1]Goodyear Tire & Rubber Co.	1,100	15,510

[1]Grand Canyon Education, Inc.	100	1,901

[1]Group 1 Automotive, Inc.	100	2,835

1GSI Commerce, Inc.	200	5,078

Guess?, Inc.	300	12,690

[1]Gymboree Corp.	124	5,393

[1]Hanesbrands, Inc.	459	11,066

Harley-Davidson, Inc.	1,100	27,720

24	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Harman International Industries,
Inc.	317	$11,184
Harte-Hanks, Inc.	180	1,940

Hasbro, Inc.	613	19,653

[1]Helen of Troy Ltd.	100	2,446

[1]Hertz Global Holdings, Inc.	900	10,728

[1]hhgregg, Inc.	100	2,203

[1]Hibbett Sports, Inc.	160	3,518

HNI Corp.	208	5,747

Home Depot, Inc.	8,100	234,333

[1]Hot Topic, Inc.	200	1,272

[1]Hovnanian Enterprises, Inc.	96	369

1HSN, Inc.	136	2,746

[1]Hyatt Hotels Corp., Class A	200	5,962

[1]Insight Enterprises, Inc.	180	2,056

Interactive Data Corp.	170	4,301

Interface, Inc.	100	831

[1]Interline Brands, Inc.	100	1,727

International Game Technology	1,400	26,278

International Speedway Corp.	150	4,267

[1]Interpublic Group of Cos., Inc.	2,300	16,974

[1]Interval Leisure Group, Inc.	136	1,696

[1]inVentiv Health, Inc.	100	1,617

1J. Crew Group, Inc.	300	13,422

[1]Jack in the Box, Inc.	262	5,154

[1]Jakks Pacific, Inc.	100	1,212

JCPenney Co., Inc.	967	25,732

1Jo-Ann Stores, Inc.	100	3,624

John Wiley & Sons, Inc.	170	7,120

Johnson Controls, Inc.	3,200	87,168

Jones Apparel Group, Inc.	422	6,777

[1]Jos A. Bank Clothiers, Inc.	100	4,219

Journal Communications, Inc.	200	778

1K-Swiss, Inc.	50	497

KB Home	374	5,116

Kimball International, Inc.	100	852

Knoll, Inc.	106	1,095

[1]Knology, Inc.	100	1,095

[1]Kohl’s Corp.	1,402	75,610

[1]Krispy Kreme Doughnuts, Inc.	200	590

1La-Z-Boy, Inc.	200	1,906

[1]Lamar Advertising Co.	384	11,939

Lancaster Colony Corp.	110	5,467

[1]Landry’s Restaurants, Inc.	100	2,129

[1]Las Vegas Sands Corp.	1,488	22,231

Leggett & Platt, Inc.	800	16,320

Lennar Corp.	593	7,573

[1]Liberty Global, Inc.	585	12,782

[1]Liberty Media Corp.–Starz,
Series A	240	11,076
[1]Liberty Media Holding Corp.–
Capital	440	10,507

[1]Liberty Media Holding Corp.–
Interactive	2,704	29,311
[1]Life Time Fitness, Inc.	200	4,986

Limited Brands, Inc.	1,387	26,686

[1]Lincoln Educational Services
Corp.	100	2,167
[1]Lions Gate Entertainment Corp.	400	2,324

[1]Live Nation, Inc.	200	1,702

[1]Liz Claiborne, Inc.	302	1,700

1LKQ Corp.	592	11,597

Lowe’s Cos., Inc.	7,100	166,069

[1]Lululemon Athletica, Inc.	200	6,020

[1]Lumber Liquidators, Inc.	100	2,680

1M&F Worldwide Corp.	50	1,975

1M/I Homes, Inc.	100	1,039

Macy’s, Inc.	1,956	32,783

[1]Maidenform Brands, Inc.	100	1,669

Marcus Corp.	100	1,282

Marriott International, Inc.	1,428	38,913

[1]Marvel Entertainment, Inc.	300	16,224

Mattel, Inc.	1,726	34,485

Matthews International Corp.	200	7,086

McDonald’s Corp.	5,200	324,688

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	25

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
McGraw-Hill Cos., Inc.	1,532	$51,337

MDC Holdings, Inc.	200	6,208

[1]Mediacom Communications
Corp.	200	894
Men’s Wearhouse, Inc.	260	5,476

Meredith Corp.	189	5,831

[1]Meritage Homes Corp.	100	1,933

1MGM Mirage	1,282	11,692

[1]Modine Manufacturing Co.	260	3,078

[1]Mohawk Industries, Inc.	288	13,709

Monro Muffler, Inc.	100	3,344

[1]Morgans Hotel Group Co.	100	453

Movado Group, Inc.	100	972

[1]Move, Inc.	300	498

National CineMedia, Inc.	200	3,314

National Presto Industries, Inc.	33	3,605

[1]NetFlix, Inc.	260	14,336

[1]New York Times Co.	501	6,192

Newell Rubbermaid, Inc.	1,400	21,014

News Corp., Class A	8,700	119,103

News Corp., Class B	2,103	33,480

Nike, Inc.	1,760	116,283

Nordstrom, Inc.	800	30,064

NutriSystem, Inc.	111	3,460

1NVR, Inc.	23	16,346

1O’Reilly Automotive, Inc.	655	24,969

[1]Office Depot, Inc.	1,291	8,327

[1]OfficeMax, Inc.	290	3,680

Omnicom Group, Inc.	1,482	58,020

[1]Orient-Express Hotels Ltd.	400	4,056

[1]Overstock.com, Inc.	100	1,356

Oxford Industries, Inc.	42	869

[1]Pacific Sunwear of California,
Inc.	190	756
[1]Panera Bread Co.	141	9,443

[1]Papa John’s International, Inc.	160	3,738

[1]Penn National Gaming, Inc.	290	7,882

[1]Penske Automotive Group, Inc.	154	2,338

PEP Boys-Manny Moe & Jack	300	2,538

PetSmart, Inc.	582	15,534

1PF Chang’s China Bistro, Inc.	140	5,307

Phillips-Van Heusen, Corp.	308	12,529

[1]Pier 1 Imports, Inc.	300	1,527

[1]Pinnacle Entertainment, Inc.	170	1,527

Polaris Industries, Inc.	160	6,981

Polo Ralph Lauren Corp.	300	24,294

Pool Corp.	180	3,434

[1]Priceline.com, Inc.	194	42,389

[1]Pulte Homes, Inc.	1,567	15,670

[1]Quiksilver, Inc.	350	707

RadioShack Corp.	640	12,480

1RC2 Corp.	100	1,475

[1]Red Robin Gourmet Burgers,
Inc.	41	734
Regal Entertainment Group	480	6,931

Regis Corp.	260	4,048

[1]Rent-A-Center, Inc.	300	5,316

[1]Retail Ventures, Inc.	100	889

Ross Stores, Inc.	593	25,327

[1]Royal Caribbean Cruises Ltd.	685	17,317

[1]Ruby Tuesday, Inc.	200	1,440

[1]Rush Enterprises, Inc.	200	2,378

Ryland Group, Inc.	206	4,058

[1]Saks, Inc.	553	3,628

[1]Sauer-Danfoss, Inc.	100	1,201

Scholastic Corp.	133	3,967

[1]School Specialty, Inc.	40	936

[1]Scientific Games Corp.	280	4,074

Scripps Networks Interactive,
Inc.	460	19,090
[1]Sealy Corp.	100	316

[1]Sears Holdings Corp.	277	23,116

Sherwin-Williams Co.	472	29,099

[1]Shuffle Master, Inc.	260	2,142

[1]Sinclair Broadcast Group, Inc.	200	806

26	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Sirius XM Radio, Inc.	19,100	$11,460

[1]Skechers U.S.A., Inc.	100	2,941

[1]Smith & Wesson Holding Corp.	100	409

Snap-On, Inc.	329	13,904

[1]Sonic Automotive, Inc.	100	1,039

[1]Sonic Corp.	236	2,377

Spartan Motors, Inc.	100	563

Speedway Motorsports, Inc.	100	1,762

Stage Stores, Inc.	90	1,112

[1]Standard-Pacific Corp.	308	1,152

Stanley Works	390	20,089

Staples, Inc.	3,382	83,163

[1]Starbucks Corp.	3,490	80,479

Starwood Hotels & Resorts
Worldwide, Inc.	900	32,913
[1]Steak N Shake Co.	5	1,621

[1]Stein Mart, Inc.	100	1,066

[1]Steven Madden Ltd.	54	2,227

Sturm Ruger & Co., Inc.	100	970

Superior Industries
International, Inc.	100	1,530
[1]Talbots, Inc.	100	891

Target Corp.	3,400	164,458

[1]Tempur-Pedic International, Inc.	400	9,452

[1]Tenneco, Inc.	180	3,191

[1]Texas Roadhouse, Inc.	152	1,707

Thor Industries, Inc.	150	4,710

[1]Ticketmaster	136	1,662

Tiffany & Co.	600	25,800

[1]Timberland Co.	170	3,048

Time Warner, Inc.	5,701	166,127

[1]Titan Machinery, Inc.	100	1,154

[1]Tivo, Inc.	500	5,090

TJX Cos., Inc.	2,011	73,502

[1]Toll Brothers, Inc.	619	11,643

Toro Co.	200	8,362

[1]Tractor Supply Co.	179	9,480

[1]True Religion Apparel, Inc.	100	1,849

1TRW Automotive Holdings Corp.	360	8,597

Tupperware Brands Corp.	280	13,040

[1]Under Armour, Inc.	122	3,327

UniFirst Corp.	100	4,811

[1]United Rentals, Inc.	234	2,296

[1]Universal Electronics, Inc.	100	2,322

[1]Urban Outfitters, Inc.	626	21,904

V.F. Corp.	400	29,296

[1]Vail Resorts, Inc.	178	6,728

[1]Viacom, Inc.	2,600	77,298

Virgin Media, Inc.	1,369	23,040

[1]Volcom, Inc.	100	1,674

WABCO Holdings, Inc.	300	7,737

Wabtec Corp.	270	11,027

Wal-Mart Stores, Inc.	11,070	591,691

Walt Disney Co.	8,400	270,900

[1]Warnaco Group, Inc.	280	11,813

[1]Warner Music Group Corp.	80	453

Washington Post Co.	26	11,430

Wendy’s	1,668	7,823

1WESCO International, Inc.	200	5,402

[1]Wet Seal, Inc.	600	2,070

Whirlpool Corp.	308	24,843

Williams-Sonoma, Inc.	488	10,141

[1]Winnebago Industries, Inc.	40	488

1WMS Industries, Inc.	250	10,000

Wolverine World Wide, Inc.	200	5,444

World Wrestling Entertainment,
Inc.	100	1,533
Wyndham Worldwide Corp.	800	16,136

Wynn Resorts Ltd.	331	19,274

Yum! Brands, Inc.	2,200	76,934

[1]Zale Corp.	170	462

[1]Zumiez, Inc.	100	1,272

Total Consumer Discretionary		6,439,215

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	27

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples–8.5%
Alberto-Culver Co.	413	$12,097

[1]Alliance One International, Inc.	300	1,464

Altria Group, Inc.	9,866	193,670

[1]American Dairy, Inc.	100	2,168

[1]American Italian Pasta Co.	100	3,479

Archer-Daniels-Midland Co.	2,800	87,668

Avon Products, Inc.	2,000	63,000

B&G Foods, Inc.	200	1,836

[1]Boston Beer Co., Inc.	100	4,660

Brown-Forman Corp.	400	21,428

Bunge Ltd.	638	40,724

Cal-Maine Foods, Inc.	100	3,408

Campbell Soup Co.	1,047	35,389

Casey’s General Stores, Inc.	280	8,938

[1]Central European Distribution
Corp.	300	8,523
[1]Central Garden and Pet Co.	40	428

[1]Central Garden and Pet Co.,
Class A (Non-voting)	180	1,789
[1]Chattem, Inc.	94	8,770

[1]Chiquita Brands International,
Inc.	178	3,211
Church & Dwight Co., Inc.	380	22,971

Clorox Co.	650	39,650

Coca-Cola Co.	9,900	564,300

Coca-Cola Enterprises, Inc.	1,400	29,680

Colgate-Palmolive Co.	2,358	193,710

ConAgra Foods, Inc.	2,071	47,737

[1]Constellation Brands, Inc.	910	14,496

Corn Products International,
Inc.	351	10,260
CVS Corp.	6,889	221,895

[1]Dean Foods Co.	800	14,432

Del Monte Foods Co.	960	10,886

Diamond Foods, Inc.	100	3,554

Dr Pepper Snapple Group, Inc.	1,200	33,960

[1]Elizabeth Arden, Inc.	100	1,444

Estee Lauder Cos., Inc.	500	24,180

Flowers Foods, Inc.	400	9,504

[1]Fresh Del Monte Produce, Inc.	200	4,420

General Mills, Inc.	1,529	108,268

[1]Great Atlantic & Pacific Tea Co.	112	1,320

[1]Green Mountain Coffee
Roasters, Inc.	150	12,220
H.J. Heinz Co.	1,549	66,235

[1]Hain Celestial Group, Inc.	180	3,062

[1]Hansen Natural Corp.	352	13,517

Herbalife Ltd.	350	14,199

Hershey Co.	797	28,525

Hormel Foods Corp.	389	14,957

Ingles Markets, Inc.	100	1,513

J&J Snack Foods Corp.	100	3,996

J.M. Smucker Co.	537	33,160

Kellogg Co.	1,299	69,107

Kimberly-Clark Corp.	1,935	123,279

[1]Kraft Foods, Inc.	7,004	190,369

Kroger Co.	2,943	60,420

Lance, Inc.	100	2,630

Lorillard, Inc.	781	62,660

McCormick & Co., Inc.	533	19,257

Molson Coors Brewing Co.	776	35,044

Nash Finch Co.	100	3,709

1NBTY, Inc.	290	12,627

Nu Skin Enterprises, Inc.	300	8,061

[1]Pantry, Inc.	130	1,767

[1]Peet’s Coffee & Tea, Inc.	100	3,333

Pepsi Bottling Group, Inc.	760	28,500

PepsiAmericas, Inc.	300	8,778

PepsiCo, Inc.	7,400	449,920

PetMed Express, Inc.	100	1,763

Philip Morris International, Inc.	9,175	442,143

[1]Prestige Brands Holdings, Inc.	100	786

Pricesmart, Inc.	100	2,044

Procter & Gamble Co.	13,800	836,694

[1]Ralcorp Holdings, Inc.	263	15,704

28	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
[1]Rite Aid Corp.	2,350	$3,549

Ruddick Corp.	200	5,146

Safeway, Inc.	2,005	42,686

[1]Sally Beauty Holdings, Inc.	490	3,748

Sanderson Farms, Inc.	100	4,216

Sara Lee Corp.	3,127	38,087

Schweitzer-Mauduit
International, Inc.	100	7,035
Seaboard Corp.	1	1,349

Sensient Technologies Corp.	261	6,864

[1]Smart Balance, Inc.	400	2,400

[1]Smithfield Foods, Inc.	659	10,010

Spartan Stores, Inc.	100	1,429

[1]Steiner Leisure Ltd.	100	3,976

SUPERVALU, Inc.	964	12,252

SYSCO Corp.	2,800	78,232

[1]Tejon Ranch Co.	100	2,922

Terra Industries, Inc.	461	14,840

Tootsie Roll Industries, Inc.	109	2,984

[1]TreeHouse Foods, Inc.	200	7,772

Tyson Foods, Inc.	1,430	17,546

[1]Ulta Salon Cosmetics &
Fragrance, Inc.	100	1,816
[1]United Natural Foods, Inc.	160	4,278

Universal Corp.	109	4,971

Vector Group Ltd.	220	3,080

Walgreen Co.	4,700	172,584

WD-40 Co.	100	3,236

Weis Markets, Inc.	100	3,636

[1]Whole Foods Market, Inc.	689	18,913

[1]Winn-Dixie Stores, Inc.	300	3,012

[1]Zhongpin, Inc.	100	1,561

Total Consumer Staples		4,913,426

Energy–10.2%
[1]Allis-Chalmers Energy, Inc.	200	754

Anadarko Petroleum Corp.	2,300	143,566

Apache Corp.	1,591	164,143

[1]Arena Resources, Inc.	200	8,624

Atlas Energy, Inc.	400	12,068

1ATP Oil & Gas Corp.	148	2,705

[1]Atwood Oceanics, Inc.	300	10,755

Baker Hughes, Inc.	1,449	58,656

[1]Basic Energy Services, Inc.	100	890

Berry Petroleum Co.	160	4,664

[1]Bill Barrett Corp.	240	7,466

BJ Services Co.	1,315	24,459

1BPZ Resources, Inc.	200	1,900

[1]Brigham Exploration Co.	600	8,130

[1]Bronco Drilling Co., Inc.	100	507

Cabot Oil & Gas Corp.	459	20,008

[1]Cameron International Corp.	1,118	46,732

CARBO Ceramics, Inc.	80	5,454

[1]Carrizo Oil & Gas, Inc.	100	2,649

Chesapeake Energy Corp.	2,821	73,007

Chevron Corp.	9,448	727,402

Cimarex Energy Co.	406	21,506

[1]Clayton Williams Energy, Inc.	35	1,226

[1]Clean Energy Fuels Corp.	100	1,541

1CNX Gas Corp.	100	2,952

[1]Complete Production Services,
Inc.	200	2,600
[1]Comstock Resources, Inc.	260	10,548

[1]Concho Resources, Inc.	300	13,470

ConocoPhillips	6,648	339,513

[1]Contango Oil & Gas Co.	66	3,103

[1]Continental Resources, Inc.	200	8,578

Core Laboratories NV	110	12,993

Crosstex Energy, Inc.	119	720

1CVR Energy, Inc.	100	686

[1]Dawson Geophysical Co.	34	786

[1]Delta Petroleum Corp.	1,100	1,144

[1]Denbury Resources, Inc.	1,136	16,813

Devon Energy Corp.	2,043	150,160

Diamond Offshore Drilling, Inc.	342	33,660

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	29

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
[1]Dresser-Rand Group, Inc.	398	$12,581

[1]Dril-Quip, Inc.	200	11,296

El Paso Corp.	3,345	32,881

[1]Encore Acquisition Co.	300	14,406

Energy XXI (Bermuda) Ltd.	600	1,386

EOG Resources, Inc.	1,200	116,760

EXCO Resources, Inc.	829	17,600

[1]Exterran Holdings, Inc.	231	4,955

Exxon Mobil Corp.	22,720	1,549,277

1FMC Technologies, Inc.	600	34,704

[1]Forest Oil Corp.	511	11,370

Frontier Oil Corp.	453	5,454

[1]Global Industries Ltd.	330	2,353

1GMX Resources, Inc.	100	1,374

[1]Goodrich Petroleum Corp.	90	2,192

[1]Gran Tierra Energy, Inc.	1,000	5,730

Gulf Island Fabrication, Inc.	100	2,103

[1]GulfMark Offshore, Inc.	100	2,831

[1]Gulfport Energy Corp.	100	1,145

Halliburton Co.	4,300	129,387

[1]Harvest Natural Resources, Inc.	100	529

[1]Helix Energy Solutions Group,
Inc.	397	4,665
Helmerich & Payne, Inc.	500	19,940

[1]Hercules Offshore, Inc.	300	1,434

Hess Corp.	1,360	82,280

Holly Corp.	211	5,408

[1]Hornbeck Offshore Services,
Inc.	100	2,328
1ION Geophysical Corp.	300	1,776

[1]Key Energy Services, Inc.	700	6,153

Lufkin Industries, Inc.	56	4,099

Marathon Oil Corp.	3,380	105,524

[1]Mariner Energy, Inc	500	5,805

[1]Matrix Service Co.	100	1,065

1McMoRan Exploration Co.	200	1,604

Murphy Oil Corp.	899	48,726

[1]Nabors Industries Ltd.	1,300	28,457

National Oilwell Varco, Inc.	2,043	90,076

[1]Newfield Exploration Co.	691	33,327

[1]Newpark Resources, Inc.	300	1,269

Noble Corp.	1,297	52,788

Noble Energy, Inc.	806	57,403

Occidental Petroleum Corp.	3,827	311,326

[1]Oceaneering International, Inc.	280	16,386

[1]Oil States International, Inc.	283	11,119

[1]Oilsands Quest, Inc.	600	690

[1]Parker Drilling Co.	470	2,326

Patterson-UTI Energy, Inc.	777	11,927

Penn Virginia Corp.	160	3,406

[1]Petroleum Development Corp.	50	911

[1]PetroQuest Energy, Inc.	200	1,226

[1]Pioneer Drilling Co.	171	1,351

Pioneer Natural Resources Co.	550	26,493

[1]Plains Exploration & Production
Co.	638	17,647
[1]Pride International, Inc.	800	25,528

[1]Quicksilver Resources, Inc.	500	7,505

Range Resources Corp.	752	37,487

[1]Rosetta Resources, Inc.	208	4,145

[1]Rowan Cos., Inc.	499	11,297

RPC, Inc.	100	1,040

[1]SandRidge Energy, Inc.	566	5,337

Schlumberger Ltd.	5,700	371,013

1SEACOR Holdings, Inc.	80	6,100

[1]Seahawk Drilling, Inc.	53	1,195

Smith International, Inc.	1,262	34,289

St. Mary Land & Exploration
Co.	316	10,820
[1]Stone Energy Corp.	156	2,816

Sunoco, Inc.	533	13,911

[1]Superior Energy Services	400	9,716

[1]Superior Well Services, Inc.	100	1,426

[1]Swift Energy Co.	140	3,354

30	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
1T-3 Energy Services, Inc.	58	$1,479

[1]Tesco Corp.	200	2,582

Tesoro Corp.	605	8,198

[1]Tetra Technologies, Inc.	220	2,438

Tidewater, Inc.	256	12,275

[1]Transocean Ltd.	1,480	122,544

[1]Ultra Petroleum Corp.	753	37,545

[1]Unit Corp.	212	9,010

Vaalco Energy, Inc.	400	1,820

Valero Energy Corp.	2,600	43,550

[1]Venoco, Inc.	100	1,304

W&T Offshore, Inc.	113	1,322

[1]Warren Resources, Inc.	200	490

[1]Weatherford International Ltd.	3,500	62,685

[1]Western Refining, Inc.	100	471

[1]Whiting Petroleum Corp.	250	17,862

[1]Willbros Group, Inc.	200	3,374

Williams Cos., Inc.	2,744	57,844

XTO Energy, Inc.	2,600	120,978

Total Energy		5,920,537

Financials–15.6%
1st Source Corp.	100	1,609

[2]Acadia Realty Trust	104	1,754

1ACE Ltd.	1,595	80,388

[1]Affiliated Managers Group, Inc.	200	13,470

AFLAC, Inc.	2,194	101,472

[1,2]Alexander’s, Inc	8	2,435

[2]Alexandria Real Estate Equities,
Inc.	250	16,072
[1]Alleghany Corp.	26	7,176

[1]Allied Capital Corp.	700	2,527

Allied World Assurance
Holdings Ltd.	200	9,214
Allstate Corp.	2,400	72,096

2AMB Property Corp.	662	16,914

1AMBAC Financial Group, Inc.	1,089	904

[2]American Campus Communities,
Inc.	216	6,070
[2]American Capital Agency Corp.	100	2,654

[1]American Capital Ltd.	1,068	2,606

American Equity Investment Life
Holding Co.	200	1,488
American Express Co.	5,107	206,936

American Financial Group, Inc.	300	7,485

[1]American International Group,
Inc.	550	16,489
American National Insurance Co.	48	5,733

American Physicians Capital, Inc.	33	1,001

[1]AmeriCredit Corp.	664	12,643

Ameriprise Financial, Inc.	1,242	48,214

[1]Amerisafe, Inc.	100	1,797

Amtrust Financial Services, Inc.	100	1,182

[2]Annaly Mortgage Management,
Inc.	2,600	45,110
[2]Anworth Mortgage Asset Corp.	600	4,200

AON Corp.	1,200	46,008

[2]Apartment Investment &
Management Co.	530	8,438
Apollo Investment Corp.	905	8,625

[1]Arch Capital Group Ltd.	205	14,668

Ares Capital Corp.	464	5,777

[1]Argo Group International
Holdings Ltd.	145	4,225
Arrow Financial Corp.	103	2,575

Arthur J. Gallagher & Co.	433	9,747

[1,2]Ashford Hospitality Trust, Inc.	300	1,392

Aspen Insurance Holdings Ltd.	400	10,180

Associated Banc-Corp	500	5,505

Assurant, Inc.	550	16,214

Assured Guaranty Ltd.	590	12,838

Astoria Financial Corp.	340	4,226

[2]AvalonBay Communities, Inc.	400	32,844

Axis Capital Holdings Ltd.	658	18,694

BancorpSouth, Inc.	332	7,789

Bank Mutual Corp.	200	1,384

Bank of America Corp.	41,000	617,460

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	31

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Bank of Hawaii Corp.	200	$9,412

Bank of New York Mellon Corp.	5,678	158,814

Bank of the Ozarks, Inc.	100	2,927

BB&T Corp.	3,246	82,351

[1]Beneficial Mutual Bancorp, Inc.	200	1,968

[1]Berkshire Hathaway, Inc.	53	174,158

Berkshire Hills Bancorp, Inc.	76	1,572

[2]BioMed Realty Trust, Inc.	400	6,312

BlackRock Kelso Capital Corp.	236	2,011

BlackRock, Inc.	100	23,220

BOK Financial Corp.	96	4,562

Boston Private Financial
Holdings, Inc.	160	923
[2]Boston Properties, Inc.	634	42,522

[2]Brandywine Realty Trust	700	7,980

2BRE Properties, Inc.	200	6,616

[1]Broadpoint Gleacher
Securities, Inc.	400	1,784
Broadridge Financial Solutions,
Inc.	644	14,529
[1]Brookdale Senior Living, Inc.	404	7,349

Brookline Bancorp, Inc.	190	1,883

Brown & Brown, Inc.	524	9,416

Calamos Asset Management,
Inc.	76	876
[2]Camden Property Trust	330	13,982

Capital City Bank Group, Inc.	100	1,384

Capital One Financial Corp.	2,200	84,348

CapitalSource, Inc.	1,200	4,764

Capitol Federal Financial	160	5,034

[2]CapLease, Inc.	100	438

[2]Capstead Mortgage Corp.	200	2,730

Cash America International, Inc.	95	3,321

Cathay General Bancorp	200	1,510

1CB Richard Ellis Group, Inc.	1,100	14,927

1CBIZ, Inc.	200	1,540

2CBL & Associates Properties,
Inc.	761	7,359
[2]Cedar Shopping Centers, Inc.	100	680

Charles Schwab Corp.	4,800	90,336

Chemical Financial Corp.	100	2,358

[2]Chimera Investment Corp.	2,800	10,864

Chubb Corp.	1,700	83,606

Cincinnati Financial Corp.	737	19,339

Citigroup, Inc.	100,600	332,986

[1]Citizens, Inc.	200	1,306

City Holding Co.	100	3,233

City National Corp.	252	11,491

CME Group, Inc.	278	93,394

1CNA Surety Corp.	100	1,489

Cohen & Steers, Inc.	100	2,284

[2]Colonial Properties Trust	163	1,912

Columbia Banking System, Inc.	100	1,618

Comerica, Inc.	682	20,167

Commerce Bancshares, Inc.	341	13,204

Community Bank System, Inc.	90	1,738

Community Trust Bancorp, Inc.	80	1,956

CompuCredit Holdings Corp.	100	333

[1]Conseco, Inc.	699	3,495

[2]Corporate Office Properties
Trust SBI MD	270	9,890
[1]Corrections Corp. of America	518	12,717

[2]Cousins Properties, Inc.	200	1,526

[1]Credit Acceptance Corp.	100	4,210

Cullen/Frost Bankers, Inc.	247	12,350

CVB Financial Corp.	337	2,912

Danvers Bancorp, Inc.	100	1,299

2DCT Industrial Trust, Inc.	900	4,518

Delphi Financial Group	175	3,915

[2]Developers Diversified Realty
Corp.	780	7,223
[2]DiamondRock Hospitality Co.	400	3,388

[2]Digital Realty Trust, Inc.	400	20,112

Dime Community Bancshares	180	2,110

Discover Financial Services	2,549	37,496

[2]Douglas Emmett, Inc.	400	5,700

32	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Duff & Phelps Corp.	100	$1,826

[2]Duke Realty Corp.	1,051	12,791

2DuPont Fabros Technology,
Inc.	100	1,799
1E*Trade Financial Corp.	5,500	9,625

East West Bancorp, Inc.	382	6,036

[2]EastGroup Properties, Inc.	80	3,062

Eaton Vance Corp.	574	17,455

[2]Education Realty Trust, Inc.	300	1,452

[1]eHealth, Inc.	200	3,286

Employers Holdings, Inc.	200	3,068

Endurance Specialty Holdings
Ltd.	228	8,488
[2]Entertainment Properties Trust	200	7,054

[2]Equity Lifestyle Properties, Inc.	200	10,094

[2]Equity One, Inc.	290	4,689

[2]Equity Residential	1,300	43,914

Erie Indemnity Co.	108	4,214

[2]Essex Property Trust, Inc.	119	9,954

[1]Euronet Worldwide, Inc.	288	6,322

Evercore Partners, Inc.	100	3,040

Everest Re Group Ltd.	300	25,704

[2]Extra Space Storage, Inc.	300	3,465

1EZCORP, Inc.	100	1,721

[1]Fannie Mae	5,800	6,844

FBL Financial Group, Inc.	100	1,852

1FBR Capital Markets Corp.	200	1,236

[2]Federal Realty Investment Trust	290	19,639

Federated Investors, Inc.	421	11,577

[1,2]FelCor Lodging Trust, Inc.	140	504

Fidelity National Financial, Inc.	1,020	13,729

Fidelity National Information
Services, Inc.	1,512	35,441
Fifth Street Finance Corp.	102	1,095

Fifth Third Bancorp	3,553	34,642

Financial Federal Corp.	75	2,063

First American Corp.	465	15,396

First BanCorp	420	2,133

First Busey Corp.	100	389

[1]First Cash Financial Services,
Inc.	100	2,219
First Citizens BancShares, Inc.	24	3,936

First Commonwealth Financial
Corp.	406	1,888
First Financial Bancorp	200	2,912

First Financial Bankshares, Inc.	100	5,423

First Financial Corp.	40	1,221

First Financial Holdings, Inc.	100	1,299

[1]First Horizon National Corp.	1,110	14,879

[1,2]First Industrial Realty Trust, Inc.	171	894

[1]First Marblehead Corp.	175	373

First Merchants Corp.	130	772

First Midwest Bancorp, Inc.	190	2,069

First Niagara Financial Group,
Inc.	900	12,519
[2]First Potomac Realty Trust	100	1,257

FirstMerit Corp.	404	8,137

Flagstone Reinsurance Holdings
Ltd.	100	1,094
Flushing Financial Corp.	100	1,126

FNB Corp.	350	2,377

[1]Forest City Enterprises, Inc.	545	6,420

[1]Forestar Real Estate Group, Inc.	200	4,396

1FPIC Insurance Group, Inc.	100	3,862

Franklin Resources, Inc.	769	81,014

[2]Franklin Street Properties Corp.	261	3,813

[1]Freddie Mac	2,435	3,579

[1]Frontier Financial Corp.	12	42

Fulton Financial Corp.	725	6,322

GAMCO Investors, Inc.	60	2,897

[1]Genworth Financial, Inc.	2,361	26,797

[2]Getty Realty Corp.	120	2,824

GFI Group, Inc.	256	1,170

Glacier Bancorp, Inc.	290	3,979

1GLG Partners, Inc.	600	1,932

[2]Glimcher Realty Trust	100	270

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	33

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Goldman Sachs Group, Inc.	2,313	$390,527

[1,2]Gramercy Capital Corp.	136	352

Greenhill & Co., Inc.	87	6,981

[1]Greenlight Capital Re Ltd. Cl A	100	2,357

Hancock Holding Co.	160	7,006

Hanover Insurance Group, Inc.	216	9,597

Harleysville Group, Inc.	100	3,179

Harleysville National Corp.	100	644

Hartford Financial Services
Group, Inc.	1,800	41,868
[2]Hatteras Financial Corp.	200	5,592

HCC Insurance Holdings, Inc.	524	14,656

[2]Health Care Property Investors,
Inc.	1,393	42,542
[2]Health Care REIT, Inc.	536	23,756

[2]Healthcare Realty Trust, Inc.	275	5,902

[1]Heckmann Corp.	500	2,495

Hercules Technology Growth
Capital, Inc.	317	3,294
[2]Highwoods Properties, Inc.	290	9,671

[1]Hilltop Holdings, Inc.	300	3,492

Home Bancshares, Inc.	100	2,407

[2]Home Properties, Inc.	160	7,634

Horace Mann Educators Corp.	120	1,500

[2]Hospitality Properties Trust	578	13,704

[1,2]Host Hotels & Resorts, Inc.	2,776	32,396

2HRPT Properties Trust	1,000	6,470

Hudson City Bancorp, Inc.	2,134	29,300

Huntington Bancshares, Inc.	3,438	12,549

IBERIABANK Corp.	60	3,229

Independent Bank Corp.	90	1,880

Infinity Property & Casualty
Corp.	50	2,032
[2]Inland Real Estate Corp.	350	2,853

[1]Interactive Brokers Group, Inc.	200	3,544

[1]IntercontinentalExchange, Inc.	300	33,690

[1]International Assets Holding
Corp.	29	422
International Bancshares Corp.	200	3,786

Invesco Ltd. Com	1,900	44,631

[1]Investment Technology Group,
Inc.	189	3,723
[1]Investors Bancorp, Inc.	200	2,188

[1,2]Investors Real Estate Trust	330	2,970

[2]iStar Financial, Inc.	469	1,201

[1]Jackson Hewitt Tax Service, Inc.	60	264

Janus Capital Group, Inc.	800	10,760

[1]Jefferies Group, Inc.	456	10,821

Jones Lang LaSalle, Inc.	240	14,496

JPMorgan Chase & Co.	18,625	776,104

1KBW, Inc.	100	2,736

KeyCorp	4,400	24,420

[2]Kilroy Realty Corp.	226	6,931

[2]Kimco Realty Corp.	2,033	27,506

[2]Kite Realty Group Trust	100	407

[1]Knight Capital Group, Inc.	370	5,698

1LaBranche & Co., Inc.	300	852

2LaSalle Hotel Properties	359	7,622

Legg Mason, Inc.	668	20,147

[1]Leucadia National Corp.	900	21,411

[2]Lexington Corporate Properties
Trust	261	1,587
[2]Liberty Property Trust	500	16,005

Lincoln National Corp.	1,405	34,956

Loews Corp.	1,714	62,304

2LTC Properties, Inc.	100	2,675

M&T Bank Corp.	413	27,626

[2]Macerich Co.	413	14,847

[2]Mack-Cali Realty Corp.	388	13,413

Maiden Holdings Ltd.	300	2,196

[1]Markel Corp.	39	13,260

Marsh & McLennan Cos., Inc.	2,445	53,986

Marshall & Ilsley Corp.	2,444	13,320

Max Capital Group, Ltd.	180	4,014

MB Financial, Inc.	300	5,916

1MBIA, Inc.	727	2,893

34	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Meadowbrook Insurance
Group, Inc.	400	$2,960
[2]Medical Properties Trust, Inc.	300	3,000

Mercury General Corp.	100	3,926

MetLife, Inc.	3,846	135,956

1MF Global Ltd.	400	2,780

2MFA Mortgage Investments,
Inc.	1,378	10,128
1MGIC Investment Corp.	490	2,832

[2]Mid-America Apartment
Communities, Inc.	170	8,208
Montpelier Re Holdings Ltd.	410	7,101

Moody’s Corp.	900	24,120

Morgan Stanley	5,800	171,680

[1]Morningstar, Inc.	100	4,834

1MSCI, Inc.	500	15,900

[1]Nara Bancorp, Inc.	300	3,402

1NASDAQ Stock Market, Inc.	674	13,359

[1]National Financial Partners
Corp.	150	1,214
[2]National Health Investors, Inc.	100	3,699

National Penn Bancshares, Inc.	306	1,772

[2]National Retail Properties, Inc.	370	7,851

National Western Life Insurance
Co.	10	1,736
[2]Nationwide Health Properties,
Inc.	531	18,681
[1]Navigators Group, Inc.	100	4,711

NBT Bancorp, Inc.	185	3,768

Nelnet, Inc.	200	3,446

New York Community Bancorp,
Inc.	1,994	28,933
NewAlliance Bancshares, Inc.	400	4,804

Northern Trust Corp.	1,000	52,400

Northfield Bancorp, Inc.	100	1,352

[2]NorthStar Realty Finance Corp.	108	370

[1]Northwest Bancshares, Inc.	225	2,547

NYSE Euronext	1,261	31,903

[1]Ocwen Financial Corp.	400	3,828

Old National Bancorp	528	6,563

Old Republic International Corp.	1,038	10,422

[2] Omega Healthcare Investors,
Inc.	349	6,788
OneBeacon Insurance Group
Ltd.	100	1,378
optionsXpress Holdings, Inc.	200	3,090

Oriental Financial Group, Inc.	100	1,080

PacWest Bancorp	150	3,023

Park National Corp.	60	3,533

[2]Parkway Properties, Inc.	45	937

PartnerRe Ltd.	250	18,665

[2] Pennsylvania Real Estate Investment
Trust	160	1,354
People’s United Financial, Inc.	1,596	26,653

[1]Phoenix Cos., Inc.	380	1,056

[1]Pico Holdings, Inc.	100	3,273

[1]Pinnacle Financial Partners, Inc.	100	1,422

[1]Piper Jaffray Cos.	140	7,085

Platinum Underwriters Holdings
Ltd.	280	10,721
[2]Plum Creek Timber Co., Inc.	750	28,320

1PMI Group, Inc.	270	680

PNC Financial Services Group,
Inc.	2,175	114,818
Popular, Inc.	3,048	6,888

[1]Portfolio Recovery Associates,
Inc.	47	2,109
[2]Post Properties, Inc.	172	3,371

Presidential Life Corp.	100	915

Principal Financial Group, Inc.	1,453	34,930

PrivateBancorp, Inc.	200	1,794

[1]ProAssurance Corp.	150	8,057

[1]Progressive Corp.	3,000	53,970

[2]ProLogis	2,052	28,092

Prospect Capital Corp.	231	2,728

Prosperity Bancshares, Inc.	200	8,094

Protective Life Corp.	400	6,620

Provident Financial Services, Inc.	150	1,598

Provident New York Bancorp	230	1,941

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	35

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Prudential Financial, Inc.	2,170	$107,979

2PS Business Parks, Inc.	74	3,704

[2]Public Storage, Inc.	594	48,381

Radian Group, Inc.	286	2,091

[1,2]RAIT Investment Trust	100	131

[2]Ramco-Gershenson Properties
Trust	35	334
Raymond James Financial, Inc.	418	9,936

[2]Realty Income Corp.	508	13,162

[2]Redwood Trust, Inc.	340	4,916

[2]Regency Centers Corp.	400	14,024

Regions Financial Corp.	5,784	30,597

Reinsurance Group of America,
Inc.	400	19,060
RenaissanceRe Holdings Ltd.	300	15,945

Renasant Corp.	100	1,360

[1]Riskmetrics Group, Inc.	200	3,182

RLI Corp.	100	5,325

S&T Bancorp, Inc.	100	1,701

Safety Insurance Group, Inc.	100	3,623

Sandy Spring Bancorp, Inc.	90	800

[2]Saul Centers, Inc.	54	1,769

SCBT Financial Corp.	100	2,769

SEI Investments Co.	560	9,811

Selective Insurance Group	218	3,586

[2]Senior Housing Properties Trust	562	12,291

[1]Signature Bank	170	5,423

Simmons First National Corp.	100	2,780

[2]Simon Property Group, Inc.	1,358	108,368

2SL Green Realty Corp.	330	16,579

1SLM Corp.	2,100	23,667

South Financial Group, Inc.	207	133

Southside Bancshares, Inc.	100	1,962

[2]Sovran Self Storage, Inc.	170	6,074

1St. Joe Co.	405	11,700

StanCorp Financial Group, Inc.	200	8,004

State Auto Financial Corp.	100	1,850

[3]State Street Corp.	2,400	104,496

StellarOne Corp.	100	996

Sterling Bancshares, Inc.	450	2,309

Stewart Information Services
Corp.	40	451
[1]Stifel Financial Corp.	150	8,886

[1,2]Strategic Hotels & Resorts, Inc.	234	435

Student Loan Corp.	10	466

Suffolk Bancorp	100	2,970

[2]Sun Communities, Inc.	120	2,370

[1,2]Sunstone Hotel Investors, Inc.	614	5,452

SunTrust Banks, Inc.	2,431	49,325

Susquehanna Bancshares, Inc.	428	2,521

1SVB Financial Group	155	6,462

SWS Group, Inc.	100	1,210

SY Bancorp, Inc.	100	2,135

Synovus Financial Corp.	2,300	4,715

T. Rowe Price Group, Inc.	1,278	68,053

[2]Tanger Factory Outlet Centers,
Inc.	190	7,408
[2]Taubman Centers, Inc.	210	7,541

TCF Financial Corp.	597	8,131

1TD Ameritrade Holding Corp.	1,197	23,198

[1]Teton Advisors, Inc. Class B	1	–

[1]Texas Capital Bancshares, Inc.	100	1,396

TFS Financial Corp.	500	6,070

Tompkins Trustco, Inc.	45	1,823

Torchmark Corp.	361	15,866

Tower Group, Inc.	147	3,441

TowneBank	100	1,168

Transatlantic Holdings, Inc.	299	15,581

Travelers Cos., Inc.	2,700	134,622

Trico Bancshares	100	1,665

TrustCo Bank Corp. NY	240	1,512

Trustmark Corp.	200	4,508

2U-Store-It Trust	410	3,001

U.S. Bancorp	9,100	204,841

UMB Financial Corp.	180	7,083

36	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)

Umpqua Holdings Corp.	490	$6,571

Union Bankshares Corp.	90	1,115

[1]United America Indemnity Ltd.	190	1,505

United Bankshares, Inc.	180	3,595

[1]United Community Banks, Inc.	80	271

[2]United Dominion Realty Trust,
Inc.	655	10,768
United Fire & Casualty Co.	100	1,823

Unitrin, Inc.	200	4,410

[1]Universal American Financial
Corp.	100	1,170
[2]Universal Health Realty Income
Trust	30	961
Univest Corp. of Pennsylvania	100	1,753

UnumProvident Corp.	1,600	31,232

[2]Urstadt Biddle Properties, Inc.	180	2,749

Validus Holdings Ltd.	472	12,716

Valley National Bancorp	725	10,244

[2]Ventas, Inc.	791	34,598

Visa, Inc.	2,199	192,325

[2]Vornado Realty Trust	743	51,965

W.R. Berkley Corp.	651	16,041

Waddell & Reed Financial, Inc.	420	12,827

Walter Industries, Inc.	287	21,614

[2]Walter Investment Management
Corp.	111	1,591
Washington Federal, Inc.	530	10,250

[2]Washington Real Estate
Investment Trust	305	8,403
Washington Trust Bancorp, Inc.	110	1,714

Webster Financial Corp.	224	2,659

[2]Weingarten Realty Investors	595	11,775

Wells Fargo & Co.	23,016	621,202

WesBanco, Inc.	100	1,234

Westamerica BanCorp.	150	8,306

[1]Western Alliance Bancorp	400	1,512

Western Union Co.	3,290	62,016

Westfield Financial, Inc.	200	1,650

White Mountains Insurance
Group Ltd.	34	11,310
Whitney Holding Corp.	390	3,553

Willis Group Holdings Ltd.	747	19,706

Wilmington Trust Corp.	230	2,838

Wintrust Financial Corp.	150	4,619

[1]World Acceptance Corp.	45	1,612

XL Capital Ltd.	1,600	29,328

Zenith National Insurance Corp.	140	4,166

Zions BanCorp.	470	6,030

Total Financials		9,028,429

Health Care–12.2%
[1]Abaxis, Inc.	100	2,555

Abbott Laboratories	7,292	393,695

[1]Abiomed, Inc.	100	874

[1]Abraxis Bioscience, Inc.	35	1,419

[1]Accuray, Inc.	195	1,094

[1]Acorda Therapeutics, Inc.	200	5,044

[1]Advisory Board Co.	40	1,226

Aetna, Inc.	2,060	65,302

[1]Affymax, Inc.	100	2,474

[1]Affymetrix, Inc.	193	1,127

[1]Air Methods Corp.	100	3,362

[1]Albany Molecular Research, Inc.	100	908

[1]Alexion Pharmaceuticals, Inc.	454	22,164

[1]Align Technology, Inc.	200	3,564

[1]Alkermes, Inc.	510	4,799

Allergan, Inc.	1,440	90,734

[1]Allos Therapeutics, Inc.	300	1,971

[1]Alnylam Pharmaceuticals, Inc.	200	3,524

1AMAG Pharmaceuticals, Inc.	100	3,803

[1]Amedisys, Inc.	133	6,458

[1]American Medical Systems
Holdings, Inc.	290	5,594
[1]American Oriental
Bioengineering, Inc.	200	930
1AMERIGROUP Corp.	280	7,549

AmerisourceBergen Corp.	1,440	37,541

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	37

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Amgen, Inc.	4,796	$271,310

1AMN Healthcare Services, Inc.	100	906

1AmSurg Corp.	100	2,202

[1]Amylin Pharmaceuticals, Inc.	726	10,302

[1]Angiodynamics, Inc.	100	1,608

[1]Arena Pharmaceuticals, Inc.	427	1,516

[1]Assisted Living Concepts, Inc.	40	1,055

[1]Auxilium Pharmaceuticals, Inc.	200	5,996

Baxter International, Inc.	2,900	170,172

Beckman Coulter, Inc.	300	19,632

Becton Dickinson & Co.	1,150	90,689

[1]Bio-Rad Laboratories, Inc.	70	6,752

[1]Bio-Reference Labs, Inc.	100	3,919

[1]Biogen Idec, Inc.	1,400	74,900

[1]BioMarin Pharmaceuticals, Inc.	452	8,502

[1]Boston Scientific Corp.	7,170	64,530

Bristol-Myers Squibb Co.	8,066	203,666

[1]Bruker BioSciences Corp.	200	2,412

C.R. Bard, Inc.	438	34,120

[1]Cadence Pharmaceuticals, Inc.	100	967

Cardinal Health, Inc.	1,713	55,227

[1]CareFusion Corp.	856	21,409

[1]Celera Corp.	260	1,797

[1]Celgene Corp.	2,200	122,496

[1]Cell Therapeutics, Inc.	2,700	3,078

[1]Centene Corp.	160	3,387

[1]Cephalon, Inc.	400	24,964

[1]Cepheid, Inc.	200	2,496

[1]Charles River Laboratories
International, Inc.	338	11,387
Cigna Corp.	1,319	46,521

[1]Clinical Data, Inc.	100	1,826

[1]Community Health Systems, Inc.	479	17,052

Computer Programs & Systems,
Inc.	100	4,605

[1]Conceptus, Inc.	100	1,876

1CONMED Corp.	100	2,280

Cooper Cos., Inc.	209	7,967

[1]Covance, Inc.	355	19,372

[1]Coventry Health Care, Inc.	700	17,003

Covidien PLC Common Stock	2,400	114,936

[1]Cross Country Healthcare, Inc.	100	991

[1]Cubist Pharmaceuticals, Inc.	270	5,122

[1]Cyberonics, Inc.	100	2,044

[1]Cypress Bioscience, Inc.	200	1,152

1DaVita, Inc.	466	27,373

[1]Dendreon Corp.	555	14,585

DENTSPLY International, Inc.	660	23,212

[1]Dexcom, Inc.	200	1,616

[1]Edwards Lifesciences Corp.	243	21,105

Eli Lilly & Co.	4,900	174,979

[1]Emergency Medical Services
Corp.	100	5,415
[1]Emergent Biosolutions, Inc.	100	1,359

[1]Emeritus Corp.	100	1,875

[1]Endo Pharmaceuticals Holdings,
Inc.	626	12,839
[1]Enzo Biochem, Inc.	100	538

[1]Enzon Pharmaceuticals, Inc.	300	3,159

[1]eResearchTechnology, Inc.	100	601

[1]ev3, Inc.	262	3,495

[1]Exelixis, Inc.	650	4,791

[1]Express Scripts, Inc.	1,220	105,469

[1]Facet Biotech Corp.	90	1,582

[1]Forest Laboratories, Inc.	1,486	47,715

[1]Gen-Probe, Inc.	300	12,870

[1]Genomic Health, Inc.	100	1,956

[1]Genoptix, Inc.	100	3,553

[1]Gentiva Health Services, Inc.	100	2,701

[1]Genzyme Corp.	1,252	61,361

[1]Geron Corp.	300	1,665

[1]Gilead Sciences, Inc.	4,300	186,104

[1]Haemonetics Corp.	100	5,515

[1]Halozyme Therapeutics, Inc.	400	2,348

[1]Hanger Orthopedic Group, Inc.	200	2,766

38	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Health Management Associates,
Inc.	1,000	$7,270
[1]Health Net, Inc.	500	11,645

[1]HealthExtras, Inc.	200	7,294

1HEALTHSOUTH Corp.	500	9,385

[1]HealthSpring, Inc.	200	3,522

[1]Healthways, Inc.	140	2,568

[1]Henry Schein, Inc.	464	24,406

Hill-Rom Holdings, Inc.	234	5,614

Hillenbrand, Inc.	234	4,409

[1]Hologic, Inc.	1,316	19,082

[1]Hospira, Inc.	777	39,627

[1]Human Genome Sciences, Inc.	870	26,622

[1]Humana, Inc.	815	35,770

1ICU Medical, Inc.	100	3,644

[1]Idexx Laboratories, Inc.	300	16,032

[1]Illumina, Inc.	540	16,551

[1]Immucor, Inc.	369	7,469

[1]Immunogen, Inc.	200	1,572

[1]Impax Laboratories, Inc.	200	2,720

IMS Health, Inc.	832	17,522

[1]Incyte Corp.	600	5,466

[1]Inspire Pharmaceuticals, Inc.	400	2,208

[1]Insulet Corp.	200	2,856

[1]Integra LifeSciences Holdings
Corp.	100	3,678
[1]InterMune, Inc.	200	2,608

[1]Intuitive Surgical, Inc.	177	53,688

Invacare Corp.	100	2,494

[1]Inverness Medical Innovations,
Inc.	407	16,895
1IPC The Hospitalist Co., Inc.	100	3,325

[1]Isis Pharmaceuticals, Inc.	400	4,440

Johnson & Johnson	13,051	840,615

[1]Kendle International, Inc.	100	1,831

[1]Kensey Nash Corp.	100	2,550

[1]Kindred Healthcare, Inc.	100	1,846

[1]Kinetic Concepts, Inc.	228	8,584

[1]King Pharmaceuticals, Inc.	1,060	13,006

1KV Pharmaceutical Co.	100	367

[1]Laboratory Corp. of America
Holdings	493	36,896
1LHC Group, Inc.	100	3,361

[1]Life Technologies Corp.	895	46,746

[1]LifePoint Hospitals, Inc.	214	6,957

[1]Ligand Pharmaceuticals, Inc.	700	1,519

[1]Lincare Holdings, Inc.	393	14,588

[1]Luminex Corp.	200	2,986

[1]Magellan Health Services, Inc.	160	6,517

[1]MannKind Corp.	400	3,504

[1]Martek Biosciences Corp.	160	3,030

[1]Masimo Corp.	200	6,084

MAXIMUS, Inc.	100	5,000

McKesson Corp.	1,300	81,250

Mead Johnson Nutrition Co.	913	39,898

[1]MedCath Corp.	100	791

[1]Medco Health Solutions, Inc.	2,230	142,519

[1]Medicines Co.	180	1,501

Medicis Pharmaceutical Corp.	270	7,303

[1]Medivation, Inc.	100	3,765

[1]Mednax, Inc. Com	200	12,022

Medtronic, Inc.	5,300	233,094

Merck & Co., Inc.	14,529	530,890

Meridian Bioscience, Inc.	150	3,233

[1]Merit Medical Systems, Inc.	100	1,929

[1]Micromet, Inc.	200	1,332

[1]Millipore Corp.	300	21,705

Mine Safety Appliances Co.	140	3,714

[1]Molina Healthcare, Inc.	100	2,287

[1]Momenta Pharmaceuticals, Inc.	100	1,261

1MWI Veterinary Supply, Inc.	100	3,770

[1]Mylan Laboratories, Inc.	1,466	27,018

[1]Myriad Genetics, Inc.	418	10,910

[1]Myriad Pharmaceuticals W/I	104	523

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	39

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
National Healthcare Corp.	44	$1,589

[1]Natus Medical, Inc.	100	1,479

[1]Nektar Therapeutics	310	2,889

[1]Neogen Corp.	150	3,542

1NPS Pharmaceuticals, Inc.	300	1,020

1NuVasive, Inc.	200	6,396

[1]Odyssey HealthCare, Inc.	200	3,116

Omnicare, Inc.	600	14,508

[1]Omnicell, Inc.	100	1,169

[1]Onyx Pharmaceuticals, Inc.	250	7,335

[1]OraSure Technologies, Inc.	100	508

[1]Orthofix International NV	30	929

[1]Orthovita, Inc.	500	1,755

1OSI Pharmaceuticals, Inc.	327	10,147

[1]Osiris Therapeutics, Inc.	100	714

Owens & Minor, Inc.	260	11,162

[1]Palomar Medical Technologies,
Inc.	35	353
[1]Par Pharmaceutical Cos., Inc.	150	4,059

[1]Parexel International Corp.	218	3,074

[1]Patterson Cos., Inc.	400	11,192

PDL BioPharma, Inc.	451	3,094

Perrigo Co.	400	15,936

Pfizer, Inc.	38,183	694,549

Pharmaceutical Product
Development, Inc.	506	11,861
[1]Pharmasset, Inc.	100	2,070

[1]PharMerica Corp.	173	2,747

[1]Polypore International, Inc.	100	1,190

[1]Progenics Pharmaceuticals, Inc.	100	444

[1]Protalix BioTherapeutics, Inc.	200	1,324

1PSS World Medical, Inc.	300	6,771

[1]Psychiatric Solutions, Inc.	300	6,342

Quest Diagnostics, Inc.	801	48,364

[1]Questcor Pharmaceuticals, Inc.	300	1,425

[1]Quidel Corp.	100	1,378

[1]Regeneron Pharmaceuticals, Inc.	290	7,012

[1]RehabCare Group, Inc.	100	3,043

[1]Res-Care, Inc.	100	1,120

[1]ResMed, Inc.	380	19,863

[1]Rigel Pharmaceuticals, Inc.	133	1,265

1RTI Biologics, Inc.	200	768

[1]Salix Pharmaceuticals Ltd.	280	7,112

[1]Sangamo Biosciences, Inc.	100	592

[1]Savient Pharmaceuticals, Inc.	400	5,444

[1]Seattle Genetics, Inc.	363	3,688

[1]Sequenom, Inc.	300	1,242

Service Corp. International	1,070	8,763

[1]Sirona Dental Systems, Inc.	200	6,348

[1]SonoSite, Inc.	100	2,363

1St Jude Medical, Inc.	1,700	62,526

STERIS Corp.	300	8,391

Stewart Enterprises, Inc.	300	1,545

Stryker Corp.	1,470	74,044

[1]Sun Healthcare Group, Inc.	189	1,733

[1]Sunrise Senior Living, Inc.	150	483

[1]SurModics, Inc.	100	2,266

[1]Symmetry Medical, Inc.	100	806

[1]Targacept, Inc.	100	2,092

Techne Corp.	177	12,135

[1]Tenet Healthcare Corp.	2,447	13,189

[1]Theravance, Inc.	180	2,353

[1]Thoratec Corp.	270	7,268

[1]Triple-S Management Corp.	100	1,760

[1]United Therapeutics Corp.	218	11,478

UnitedHealth Group, Inc.	5,500	167,640

Universal Health Services, Inc.	422	12,871

[1]Valeant Pharmaceuticals
International	411	13,066
[1]Varian Medical Systems, Inc.	633	29,656

1VCA Antech, Inc.	400	9,968

[1]Vertex Pharmaceuticals, Inc.	873	37,408

[1]Viropharma, Inc.	380	3,188

[1]Vivus, Inc.	400	3,676

40	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Volcano Corp.	200	$3,476

[1]Warner Chilcott PLC	500	14,235

[1]Watson Pharmaceuticals, Inc.	467	18,498

[1]WebMD Health Corp.	177	6,813

[1]WellCare Health Plans, Inc.	206	7,573

[1]WellPoint, Inc.	2,300	134,067

West Pharmaceutical Services,
Inc.	200	7,840
[1]Wright Medical Group, Inc.	200	3,790

[1]XenoPort, Inc.	100	1,856

[1]Zimmer Holdings, Inc.	1,051	62,125

[1]Zoll Medical Corp.	100	2,672

[1]ZymoGenetics, Inc.	100	639

Total Health Care		7,057,666

Industrials–11.8%
3M Co.	3,100	256,277

A.O. Smith Corp.	100	4,339

AAON, Inc.	100	1,949

1AAR Corp.	156	3,585

ABM Industries, Inc.	190	3,925

Accenture PLC	2,917	121,055

Actuant Corp.	378	7,004

Acuity Brands, Inc.	200	7,128

Administaff, Inc.	130	3,067

Advance America Cash Advance
Centers, Inc.	194	1,079
[1]Aecom Technology Corp.	400	11,000

[1]Aerovironment, Inc.	100	2,908

1AGCO Corp.	446	14,424

Aircastle Ltd.	100	985

[1]AirTran Holdings, Inc.	700	3,654

[1]Alaska Air Group, Inc.	204	7,050

Albany International Corp.	140	3,144

Alexander & Baldwin, Inc.	160	5,477

[1]Allegiant Travel Co.	100	4,717

[1]Alliance Data Systems Corp.	286	18,473

[1]Alliant Techsystems, Inc.	151	13,329

[1]Altisource Portfolio Solutions SA	33	693

1AMERCO, Inc.	37	1,840

[1]American Commercial Lines, Inc.	49	898

American Ecology Corp.	100	1,704

[1]American Public Education, Inc.	100	3,436

American Science &
Engineering, Inc.	50	3,792
[1]American Superconductor Corp.	200	8,180

Ametek, Inc.	570	21,797

1AMR Corp.	1,342	10,374

Apogee Enterprises, Inc.	100	1,400

[1]Apollo Group, Inc.	600	36,348

Applied Industrial Technologies,
Inc.	200	4,414
Applied Signal Technology, Inc.	100	1,929

Arbitron, Inc.	100	2,342

[1]Argon ST, Inc.	100	2,172

Arkansas Best Corp.	140	4,120

[1]Armstrong World Industries, Inc.	100	3,893

[1]Astec Industries, Inc.	100	2,694

[1]Atlas Air Worldwide Holdings,
Inc.	146	5,439
Avery Dennison Corp.	500	18,245

1AZZ, Inc.	100	3,270

Badger Meter, Inc.	100	3,982

Baldor Electric Co.	200	5,618

[1]Bally Technologies, Inc.	305	12,593

Barnes Group, Inc.	200	3,380

1BE Aerospace, Inc.	387	9,095

Belden CDT, Inc.	180	3,946

[1]Blount International, Inc.	100	1,010

Boeing Co.	3,261	176,518

Bowne & Co., Inc.	102	681

Brady Corp.	253	7,593

Briggs & Stratton Corp.	170	3,181

Brink’s Co.	182	4,430

[1]Brink’s Home Security Holdings,
Inc.	182	5,940

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	41

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Bristow Group, Inc.	100	$3,845

Bucyrus International, Inc.	390	21,984

Burlington Northern Santa Fe
Corp.	1,600	157,792
C.H. Robinson Worldwide, Inc.	851	49,979

[1]Cal Dive International, Inc.	362	2,737

[1]Capella Education Co.	50	3,765

[1]Career Education Corp.	389	9,068

Carlisle Cos., Inc.	336	11,511

Cascade Corp.	37	1,017

Caterpillar, Inc.	2,976	169,602

CDI Corp.	100	1,295

[1]Cenveo, Inc.	211	1,846

[1]Ceradyne, Inc.	77	1,479

[1]Chart Industries, Inc.	100	1,655

Chemed Corp.	140	6,716

Cintas Corp.	613	15,969

CIRCOR International, Inc.	100	2,518

CLARCOR, Inc.	263	8,532

[1]Clean Harbors, Inc.	100	5,961

[1]Cogent, Inc.	260	2,701

[1]Coinstar, Inc.	170	4,723

[1]Colfax Corp.	100	1,204

[1]Columbus McKinnon Corp.	100	1,366

Comfort Systems USA, Inc.	200	2,468

Con-way, Inc.	200	6,982

[1]Consolidated Graphics, Inc.	55	1,926

[1]Continental Airlines, Inc.	600	10,752

[1]Convergys Corp.	570	6,128

Cooper Industries PLC	852	36,329

[1]Corinthian Colleges, Inc.	400	5,508

[1]Cornell Cos, Inc.	100	2,270

Corporate Executive Board Co.	134	3,058

1CoStar Group, Inc.	138	5,764

[1]Covanta Holding Corp.	542	9,805

1CRA International, Inc.	100	2,665

Crane Co.	270	8,267

1CSG Systems International, Inc.	170	3,245

CSX Corp.	1,900	92,131

Cubic Corp.	100	3,730

Cummins, Inc.	900	41,274

Curtiss-Wright Corp.	180	5,638

Danaher Corp.	1,294	97,309

[1]Darling International, Inc.	400	3,352

Deere & Co.	2,000	108,180

[1]Delta Air Lines, Inc.	3,600	40,968

Deluxe Corp.	210	3,106

DeVry, Inc.	270	15,317

[1]DigitalGlobe, Inc.	100	2,420

[1]Dionex Corp.	70	5,171

[1]Dollar Financial Corp.	100	2,366

[1]Dollar Thrifty Automotive Group,
Inc.	100	2,561
Donaldson Co., Inc.	359	15,272

Dover Corp.	900	37,449

[1]Drew Industries, Inc.	100	2,065

1DST Systems, Inc.	170	7,404

Dun & Bradstreet Corp.	244	20,586

[1]Dycom Industries, Inc.	170	1,365

Dynamic Materials Corp.	100	2,005

[1]DynCorp International, Inc.	100	1,435

[1]Eagle Bulk Shipping, Inc.	187	926

Eaton Corp.	800	50,896

1EMCOR Group, Inc.	254	6,833

Emerson Electric Co.	3,600	153,360

Encore Wire Corp.	100	2,107

[1]Ener1, Inc.	300	1,902

[1]Energizer Holdings, Inc.	300	18,384

[1]Energy Conversion Devices, Inc.	200	2,114

EnergySolutions, Inc.	300	2,547

[1]EnerSys	300	6,561

Ennis, Inc.	100	1,679

1EnPro Industries, Inc.	100	2,641

42	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Equifax, Inc.	550	$16,990

ESCO Technologies, Inc.	100	3,585

[1]Esterline Technologies Corp.	200	8,154

[1]Evergreen Solar, Inc.	400	604

Expeditors International
Washington, Inc.	972	33,758
FactSet Research Systems, Inc.	215	14,162

Fastenal Co.	681	28,357

FedEx Corp.	1,400	116,830

[1]Fiserv, Inc.	751	36,408

Flowserve Corp.	300	28,359

Fluor Corp.	892	40,176

[1]Force Protection, Inc.	300	1,563

Forward Air Corp.	150	3,758

[1]Foster Wheeler AG	658	19,372

Franklin Electric Co., Inc.	136	3,955

FreightCar America, Inc.	40	793

1FTI Consulting, Inc.	260	12,262

[1]Fuel Tech, Inc.	100	817

[1]FuelCell Energy, Inc.	200	752

G&K Services, Inc.	56	1,407

Gardner Denver, Inc.	280	11,914

GATX Corp.	175	5,031

[1]Genco Shipping & Trading Ltd.	100	2,238

[1]GenCorp, Inc.	100	700

[1]General Cable Corp.	226	6,649

General Dynamics Corp.	1,553	105,868

General Electric Co.	50,500	764,065

General Maritime Corp.	187	1,307

[1]Genesee & Wyoming, Inc.	200	6,528

[1]Genpact Ltd.	300	4,470

Genuine Parts Co.	729	27,673

[1]Geo Group, Inc.	224	4,901

[1]Global Cash Access Holdings,
Inc.	100	749

Global Payments, Inc.	400	21,544

Goodrich Corp.	550	35,337

Gorman-Rupp Co.	100	2,764

Graco, Inc.	300	8,571

Granite Construction, Inc.	177	5,958

Great Lakes Dredge & Dock
Corp.	400	2,592
[1]Griffon Corp.	163	1,992

1H&E Equipment Services, Inc.	100	1,049

H&R Block, Inc.	1,600	36,192

[1]Harbin Electric, Inc.	100	2,054

Harsco Corp.	380	12,247

[1]Hawaiian Holdings, Inc.	400	2,800

[1]Headwaters, Inc.	100	652

Healthcare Services Group	150	3,219

Heartland Express, Inc.	320	4,886

Heartland Payment Systems, Inc.	100	1,313

Heico Corp.	100	3,596

Heidrick & Struggles
International, Inc.	100	3,124
Herman Miller, Inc.	248	3,963

[1]Hewitt Associates, Inc.	443	18,721

[1]Hexcel Corp.	336	4,361

[1]Hill International, Inc.	100	624

1HMS Holdings Corp.	104	5,064

Honeywell International, Inc.	3,400	133,280

Horizon Lines, Inc.	100	557

1HUB Group, Inc.	158	4,239

Hubbell, Inc.	216	10,217

[1]Huron Consulting Group, Inc.	80	1,843

1ICF International, Inc.	100	2,680

[1]Iconix Brand Group, Inc.	400	5,060

IDEX Corp.	378	11,775

1II-VI, Inc.	100	3,180

Illinois Tool Works, Inc.	2,000	95,980

[1]Infinera Corp.	400	3,548

Ingersoll Rand PLC Common
Stock	1,567	56,005
[1]Insituform Technologies, Inc.	200	4,544

[1]Intermec, Inc.	198	2,546

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	43

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
1IPG Photonics Corp.	200	$3,348

[1]Iron Mountain, Inc.	882	20,074

1ITT Educational Services, Inc.	175	16,793

ITT Industries, Inc.	850	42,279

J.B. Hunt Transport Services,
Inc.	375	12,101
[1]Jacobs Engineering Group, Inc.	640	24,070

[1]JetBlue Airways Corp.	1,050	5,723

John Bean Technologies Corp.	200	3,402

Joy Global, Inc.	527	27,188

Kaman Corp.	100	2,309

[1]Kansas City Southern	400	13,316

Kaydon Corp.	200	7,152

KBR, Inc.	780	14,820

[1]Kelly Services, Inc.	100	1,193

[1]Kenexa Corp.	100	1,305

Kennametal, Inc.	368	9,539

[1]Kforce, Inc.	100	1,250

[1]Kirby Corp.	280	9,752

Knight Transportation, Inc.	280	5,401

Koppers Holdings, Inc.	100	3,044

[1]Korn/Ferry International	180	2,970

L-3 Communications Holdings,
Inc.	535	46,518
[1]Ladish Co., Inc.	71	1,071

Landauer, Inc.	100	6,140

Landstar System, Inc.	300	11,631

[1]Layne Christensen Co.	100	2,871

1LB Foster Co.	100	2,981

Lennox International, Inc.	200	7,808

Lincoln Electric Holdings, Inc.	200	10,692

Lindsay Corp.	55	2,192

Lockheed Martin Corp.	1,544	116,340

Manitowoc Co., Inc.	735	7,328

Manpower, Inc.	400	21,832

[1]Marten Transport Ltd.	100	1,795

Masco Corp.	1,658	22,897

[1]MasTec, Inc.	200	2,500

Mastercard, Inc.	469	120,055

1McDermott International, Inc.	1,118	26,843

McGrath RentCorp	100	2,236

[1]Michael Baker Corp.	59	2,443

[1]Middleby Corp.	65	3,186

[1]Mobile Mini, Inc.	181	2,550

Molex, Inc.	280	5,356

[1]Monster Worldwide, Inc.	546	9,500

[1]Moog, Inc.	170	4,969

MSC Industrial Direct Co.	200	9,400

Mueller Industries, Inc.	160	3,974

Mueller Water Products, Inc.	943	4,904

1MYR Group, Inc.	100	1,808

NACCO Industries, Inc.	21	1,046

[1]Navigant Consulting, Inc.	170	2,526

[1]Navistar International Corp.	300	11,595

Nordson Corp.	150	9,177

Norfolk Southern Corp.	1,800	94,356

Northrop Grumman Corp.	1,400	78,190

[1]Old Dominion Freight Line	100	3,070

[1]Orbital Sciences Corp.	261	3,983

[1]Orion Marine Group, Inc.	100	2,106

Oshkosh Truck Corp.	435	16,108

Overseas Shipholding Group	100	4,395

[1]Owens Corning, Inc.	400	10,256

PACCAR, Inc.	1,700	61,659

[1]Pacer International, Inc.	70	221

Pall Corp.	529	19,150

Parker Hannifin Corp.	730	39,332

Pentair, Inc.	489	15,795

1PHH Corp.	270	4,350

1PHI, Inc.	100	2,070

Pitney Bowes, Inc.	977	22,237

[1]Powell Industries, Inc.	100	3,153

Precision Castparts Corp.	650	71,727

Quanex Building Products Corp.	145	2,461

44	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Quanta Services, Inc.	942	$19,631

[1]Raser Technologies, Inc.	200	248

Raven Industries, Inc.	100	3,177

Raytheon Co.	1,900	97,888

1RBC Bearings, Inc.	100	2,433

Regal-Beloit Corp.	160	8,310

Reliance Steel & Aluminum Co.	373	16,121

[1]Republic Airways Holdings, Inc.	100	739

Republic Services, Inc.	1,850	52,373

[1]Resources Connection, Inc.	160	3,395

Reynolds American, Inc.	843	44,654

Robbins & Myers, Inc.	100	2,352

Robert Half International, Inc.	629	16,813

Rockwell Automation, Inc.	690	32,416

Rockwell Collins, Inc.	793	43,900

Rollins, Inc.	150	2,892

RR Donnelley & Sons Co.	948	21,112

1RSC Holdings, Inc.	200	1,408

Ryder System, Inc.	231	9,510

[1]Sanmina-SCI Corp.	253	2,791

[1]Shaw Group, Inc.	381	10,954

Simpson Manufacturing Co., Inc.	160	4,302

SkyWest, Inc.	242	4,095

Sotheby’s Holdings	300	6,744

Southwest Airlines Co.	3,575	40,862

[1]Spherion Corp.	200	1,124

[1]Spirit Aerosystems Holdings, Inc.	487	9,672

SPX Corp.	200	10,940

Steelcase, Inc.	130	827

[1]Stericycle, Inc.	400	22,068

Strayer Education, Inc.	59	12,537

Sun Hydraulics Corp.	100	2,625

[1]SunPower Corp.	290	6,867

[1]Sunpower Corp.	174	3,645

TAL International Group, Inc.	100	1,323

1TBS International Ltd.	100	735

[1]Team, Inc.	100	1,881

[1]Tecumseh Products Co.	100	1,169

Teleflex, Inc.	186	10,024

[1]TeleTech Holdings, Inc.	109	2,183

Tennant Co.	100	2,619

[1]Terex Corp.	554	10,975

[1]Tetra Tech, Inc.	300	8,151

Textron, Inc.	1,222	22,986

[1]Thomas & Betts Corp.	270	9,663

Timken Co.	390	9,247

Titan International, Inc.	148	1,200

Total System Services, Inc.	767	13,246

TransDigm Group, Inc.	200	9,498

Tredegar Corp.	100	1,582

Trinity Industries, Inc.	300	5,232

Triumph Group, Inc.	145	6,996

[1]TrueBlue, Inc.	170	2,518

[1]Tyco International Ltd.	2,287	81,600

1UAL Corp.	916	11,826

Union Pacific Corp.	2,345	149,845

United Parcel Service, Inc.	3,300	189,321

[1]United Stationers, Inc.	100	5,685

United Technologies Corp.	4,200	291,522

Universal Forest Products, Inc.	140	5,153

[1]Universal Technical Institute,
Inc.	100	2,020
1URS Corp.	400	17,808

1US Airways Group, Inc.	420	2,033

1USG Corp.	256	3,597

UTi Worldwide, Inc.	400	5,728

[1]Valassis Communications, Inc.	200	3,652

Valmont Industries, Inc.	68	5,335

[1]Verisk Analytics, Inc., Class A	400	12,112

Viad Corp.	57	1,176

W.W. Grainger, Inc.	289	27,984

[1]Waste Connections, Inc.	430	14,336

Waste Management, Inc.	2,230	75,396

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	45

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Watsco, Inc.	100	$4,898

Watson Wyatt Worldwide, Inc.	170	8,078

Watts Water Technologies, Inc.	91	2,814

Weight Watchers International,
Inc.	209	6,094
Werner Enterprises, Inc.	180	3,562

Woodward Governor Co.	300	7,731

World Fuel Services Corp.	280	7,501

[1]Wright Express Corp.	210	6,691

1YRC Worldwide, Inc.	200	168

Total Industrials		6,819,365

Information Technology–18.5%
[1]3Com Corp.	1,950	14,625

[1]3PAR, Inc.	200	2,370

1ACI Worldwide, Inc.	200	3,430

[1]Acme Packet, Inc.	100	1,100

[1]Actel Corp.	100	1,188

[1]Activision Blizzard, Inc.	2,800	31,108

[1]Acxiom Corp.	400	5,368

[1]Adaptec, Inc.	600	2,010

1ADC Telecommunications, Inc.	498	3,093

[1]Adobe Systems, Inc.	2,500	91,950

ADTRAN, Inc.	280	6,314

[1]Advanced Energy Industries,
Inc.	100	1,508
[1]Advanced Micro Devices, Inc.	3,052	29,543

[1]Advent Software, Inc.	100	4,073

[1]Affiliated Computer Services,
Inc.	400	23,876
[1]Agilent Technologies, Inc.	1,700	52,819

[1]Akamai Technologies, Inc.	791	20,036

[1]Allscripts Healthcare Solutions,
Inc.	400	8,092
Altera Corp.	1,400	31,682

[1]American Reprographics Co.	104	729

[1]Amkor Technology, Inc.	336	2,406

Amphenol Corp.	800	36,944

[1]Anadigics, Inc.	200	844

Analog Devices, Inc.	1,398	44,149

Analogic Corp.	37	1,425

[1]Anixter International, Inc.	200	9,420

[1]Ansys, Inc.	443	19,253

1AOL, Inc.	500	11,640

[1]Apple Computer, Inc.	4,260	898,264

Applied Materials, Inc.	6,300	87,822

[1]Applied Micro Circuits Corp.	237	1,770

[1]ArcSight, Inc.	100	2,558

[1]Ariba, Inc.	300	3,756

[1]Arris Group, Inc.	642	7,338

[1]Arrow Electronics, Inc.	530	15,693

[1]Art Technology Group, Inc.	600	2,706

[1]AsiaInfo Holdings, Inc.	100	3,047

[1]athenahealth, Inc.	100	4,524

[1]Atheros Communications, Inc.	298	10,204

[1]Atmel Corp.	1,800	8,298

1ATMI, Inc.	100	1,862

[1]Autodesk, Inc.	1,047	26,604

Automatic Data Processing, Inc.	2,400	102,768

[1]Avid Technology, Inc.	150	1,914

[1]Avnet, Inc.	760	22,922

AVX Corp.	310	3,928

[1]Benchmark Electronics, Inc.	390	7,375

Black Box Corp.	130	3,684

Blackbaud, Inc.	194	4,584

[1]Blackboard, Inc.	200	9,078

[1]Blue Coat Systems, Inc.	200	5,708

1BMC Software, Inc.	940	37,694

[1]Bottomline Technologies, Inc.	100	1,757

[1]Broadcom Corp.	2,015	63,372

[1]Brooks Automation, Inc.	130	1,115

CA, Inc.	2,000	44,920

[1]Cabot Microelectronics Corp.	100	3,296

1CACI International, Inc.	110	5,373

46	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Cadence Design Systems, Inc.	1,100	$6,589

[1]Cavium Networks, Inc.	200	4,766

[1]Cerner Corp.	327	26,958

[1]Checkpoint Systems, Inc.	160	2,440

[1]China Security & Surveillance
Technology, Inc.	200	1,528
[1]Ciber, Inc.	200	690

[1]Ciena Corp.	474	5,138

[1]Cirrus Logic, Inc.	300	2,046

[1]Cisco Systems, Inc.	27,278	653,035

[1]Citrix Systems, Inc.	870	36,201

[1]Cogent Communications
Group, Inc.	100	986
Cognex Corp.	170	3,012

[1]Cognizant Technology Solutions
Corp.	1,354	61,336
[1]Cogo Group, Inc.	100	737

[1]Coherent, Inc.	100	2,973

Cohu, Inc.	100	1,395

[1]CommScope, Inc.	400	10,612

[1]Commvault Systems, Inc.	200	4,738

[1]Compellent Technologies, Inc.	100	2,268

[1]Computer Sciences Corp.	700	40,271

[1]Compuware Corp.	1,100	7,953

[1]comScore, Inc.	100	1,755

[1]Comtech Telecommunications
Corp.	162	5,678
[1]Concur Technologies, Inc.	200	8,550

[1]Conexant Systems, Inc.	66	153

[1]Constant Contact, Inc.	100	1,600

Corning, Inc.	7,375	142,411

[1]Cree, Inc.	490	27,621

CTS Corp.	100	962

[1]Cybersource Corp.	400	8,044

[1]Cymer, Inc.	150	5,757

[1]Cypress Semiconductor Corp.	636	6,716

Daktronics, Inc.	100	921

[1]DealerTrack Holdings, Inc.	200	3,758

[1]Dell, Inc.	8,400	120,624

Diebold, Inc.	355	10,100

[1]Digital River, Inc.	189	5,101

[1]Diodes, Inc.	144	2,945

.1DSP Group, Inc.	100	563

Earthlink, Inc.	390	3,241

[1]eBay, Inc.	5,200	122,408

[1]Echelon Corp.	100	1,156

[1]Eclipsys Corp.	280	5,186

[1]Electro Scientific Industries, Inc.	100	1,082

[1]Electronic Arts, Inc.	1,500	26,625

[1]Electronics for Imaging, Inc.	170	2,212

1EMC Corp.	9,700	169,459

[1]Emulex Corp.	400	4,360

[1]Entegris, Inc.	600	3,168

[1]Epicor Software Corp.	100	762

1EPIQ Systems, Inc.	100	1,399

[1]Equinix, Inc.	200	21,230

[1]Exar Corp.	100	711

[1]Exponent, Inc.	100	2,784

[1]Extreme Networks	209	600

1F5 Networks, Inc.	416	22,040

Fair Isaac Corp.	178	3,793

[1]Fairchild Semiconductor
International, Inc.	670	6,693
1FARO Technologies, Inc.	72	1,544

1FEI Co.	200	4,672

[1]First Solar, Inc.	209	28,299

[1]Flextronics International Ltd.	3,900	28,509

[1]Flir Systems, Inc.	680	22,250

[1]FormFactor, Inc.	260	5,658

[1]Forrester Research, Inc.	100	2,595

[1]Gartner, Inc.	310	5,592

[1]Google, Inc.	1,150	712,977

[1]Greatbatch, Inc.	100	1,923

[1]Harmonic, Inc.	300	1,899

Harris Corp.	595	28,292

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	47

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Hewlett-Packard Co.	11,300	$582,063

[1]Hittite Microwave Corp.	100	4,075

[1]i2 Technologies, Inc.	100	1,912

1IAC	441	9,032

1IHS, Inc.	261	14,305

[1]Imation Corp.	100	872

[1]Informatica Corp.	420	10,861

[1]Infospace, Inc.	50	429

[1]Ingram Micro, Inc.	760	13,262

[1]Innerworkings, Inc.	100	590

[1]Integral Systems, Inc.	100	866

[1]Integrated Device Technology,
Inc.	604	3,908
Intel Corp.	26,669	544,048

[1]Interactive Intelligence, Inc.	100	1,844

[1]InterDigital Communications,
Inc.	200	5,308
[1]InterNAP Network Services
Corp.	100	470
International Business Machines
Corp.	6,175	808,307
[1]International Rectifier Corp.	280	6,194

[1]Internet Capital Group, Inc.	200	1,330

Intersil Corp.	670	10,278

[1]Intuit, Inc.	1,483	45,543

[1]Itron, Inc.	237	16,014

[1]Ixia	100	744

[1]j2 Global Communications, Inc.	160	3,256

Jabil Circuit, Inc.	908	15,772

Jack Henry & Associates, Inc.	346	8,000

1JDA Software Group, Inc.	100	2,547

[1]Juniper Networks, Inc.	2,500	66,675

1K12, Inc.	100	2,027

KLA-Tencor Corp.	773	27,952

[1]Knot, Inc.	100	1,007

[1]Kopin Corp.	300	1,254

[1]Kulicke & Soffa Industries, Inc.	200	1,078

1L-1 Identity Solutions, Inc.	300	2,247

[1]Lam Research Corp.	659	25,839

[1]Lattice Semiconductor Corp.	300	810

[1]Lawson Software, Inc.	400	2,660

Lender Processing Services, Inc.	454	18,460

[1]Lexmark International, Inc.	340	8,833

Linear Technology Corp.	1,104	33,716

[1]Littelfuse, Inc.	83	2,668

[1]LoopNet, Inc.	100	994

1LSI Logic Corp.	3,120	18,751

[1]Magma Design Automation, Inc.	100	231

[1]Manhattan Associates, Inc.	100	2,403

[1]ManTech International Corp.	100	4,828

MarketAxess Holdings, Inc.	100	1,390

[1]Marvell Technology Group Ltd.	2,600	53,950

[1]Mattson Technology, Inc.	200	716

Maxim Integrated Products, Inc.	1,400	28,420

[1]Maxwell Technologies, Inc.	200	3,568

1McAfee, Inc.	780	31,645

[1]MedAssets, Inc.	100	2,121

1MEMC Electronic Materials, Inc.	1,029	14,015

[1]Mentor Graphics Corp.	300	2,649

[1]MercadoLibre, Inc.	100	5,187

Methode Electronics, Inc.	100	868

[1]Mettler Toledo International, Inc.	157	16,483

Micrel, Inc.	208	1,706

Microchip Technology, Inc.	900	26,154

[1]Micron Technology, Inc.	4,000	42,240

1MICROS Systems, Inc.	384	11,916

[1]Microsemi Corp.	380	6,745

Microsoft Corp.	38,060	1,160,449

[1]MicroStrategy, Inc.	20	1,880

1MKS Instruments, Inc.	233	4,057

[1]ModusLink Global Solutions,
Inc.	150	1,412
Molex, Inc.	291	6,271

[1]Monolithic Power Systems, Inc.	100	2,397

[1]Motorola, Inc.	11,062	85,841

48	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
1MPS Group, Inc.	540	$7,420

MTS Systems Corp.	100	2,874

National Instruments Corp.	300	8,835

National Semiconductor Corp.	999	15,345

1NCR Corp.	700	7,791

[1]Ness Technologies, Inc.	200	980

[1]Net 1 UEPS Technologies, Inc.	200	3,884

[1]NetApp, Inc.	1,571	54,027

[1]Netezza Corp.	100	970

[1]NetGear, Inc.	100	2,169

[1]Netlogic Microsystems, Inc.	100	4,626

[1]Netscout Systems, Inc.	200	2,928

[1]NetSuite, Inc.	100	1,598

[1]Newport Corp.	100	919

NIC, Inc.	200	1,828

[1]Novatel Wireless, Inc.	100	797

[1]Novell, Inc.	1,720	7,138

[1]Novellus Systems, Inc.	494	11,530

[1]Nuance Communications, Inc.	890	13,831

1NVIDIA Corp.	2,500	46,700

[1]OmniVision Technologies, Inc.	180	2,615

1ON Semiconductor Corp.	1,930	17,003

[1]Oplink Communications, Inc.	100	1,639

Oracle Corp.	19,100	468,714

1OSI Systems, Inc.	100	2,728

[1]Palm, Inc.	800	8,032

[1]Parametric Technology Corp.	600	9,804

Park Electrochemical Corp.	100	2,764

Paychex, Inc.	1,521	46,603

Pegasystems, Inc.	100	3,400

[1]Perficient, Inc.	100	843

[1]Pericom Semiconductor Corp.	100	1,153

PerkinElmer, Inc.	537	11,057

[1]Phase Forward, Inc.	200	3,070

Plantronics, Inc.	260	6,755

[1]Plexus Corp.	170	4,845

1PMC-Sierra, Inc.	900	7,794

[1]Polycom, Inc.	430	10,737

Power Integrations, Inc.	100	3,636

[1]Powerwave Technologies, Inc.	330	416

[1]Progress Software Corp.	170	4,966

1QLogic Corp.	500	9,435

QUALCOMM, Inc.	7,856	363,419

Quality Systems, Inc.	49	3,077

[1]Quantum Corp.	800	2,344

[1]Quest Software, Inc.	300	5,520

[1]Rackspace Hosting, Inc.	200	4,170

[1]Radiant Systems, Inc.	100	1,040

[1]Rambus, Inc.	396	9,662

[1]RealNetworks, Inc.	180	668

[1]Red Hat, Inc.	909	28,088

1RF Micro Devices, Inc.	1,000	4,770

[1]RightNow Technologies, Inc.	100	1,737

[1]Riverbed Technology, Inc.	300	6,891

[1]Rofin-Sinar Technologies, Inc.	120	2,833

[1]Rogers Corp.	56	1,697

Roper Industries, Inc.	466	24,404

[1]Rovi Corp.	521	16,604

[1]Rudolph Technologies, Inc.	100	672

1S1 Corp.	200	1,304

1SAIC, Inc.	1,000	18,940

[1]salesforce.com, Inc.	550	40,573

[1]SanDisk Corp.	1,100	31,889

[1]Sapient Corp.	500	4,135

[1]ScanSource, Inc.	100	2,670

[1]Seachange International, Inc.	200	1,314

Seagate Technology	2,388	43,438

[1]Semtech Corp.	210	3,572

[1]ShoreTel, Inc.	300	1,734

[1]Shutterfly, Inc.	100	1,781

[1]Sigma Designs, Inc.	100	1,070

[1]Silicon Graphics International

Corp.	110	771

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	49

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Silicon Image, Inc.	200	$516

[1]Silicon Laboratories, Inc.	250	12,085

[1]Skyworks Solutions, Inc.	833	11,820

[1]Smith Micro Software, Inc.	100	914

[1]Sohu.com, Inc.	200	11,456

[1]Solarwinds, Inc.	100	2,301

Solera Holdings, Inc.	300	10,803

[1]SonicWALL, Inc.	300	2,283

[1]Sonus Networks, Inc.	1,600	3,376

[1]Sourcefire, Inc.	100	2,675

1SRA International, Inc.	150	2,865

[1]Standard Microsystems Corp.	100	2,078

[1]Stanley, Inc.	100	2,741

1STEC, Inc.	200	3,268

[1]Stratasys, Inc.	100	1,728

[1]SuccessFactors, Inc.	300	4,974

[1]Sun Microsystems, Inc.	3,400	31,858

[1]Supertex, Inc.	100	2,980

[1]Switch & Data Facilities Co.,
Inc.	100	2,021
[1]Sybase, Inc.	378	16,405

Sycamore Networks, Inc.	106	2,216

1SYKES Enterprises, Inc.	200	5,094

[1]Symantec Corp.	4,000	71,560

[1]Synaptics, Inc.	150	4,598

[1]Synchronoss Technologies, Inc.	87	1,375

1SYNNEX Corp.	100	3,066

[1]Synopsys, Inc.	642	14,304

Syntel, Inc.	100	3,803

[1]Take-Two Interactive Software,
Inc.	285	2,864
[1]Taleo Corp.	100	2,352

[1]Taser International, Inc.	200	876

[1]Tech Data Corp.	280	13,065

Technitrol, Inc.	100	438

[1]Tekelec	300	4,584

[1]TeleCommunication Systems,
Inc.	240	2,323
[1]Teledyne Technologies, Inc.	150	5,754

[1]Tellabs, Inc.	1,593	9,048

[1]Teradata Corp.	826	25,961

[1]Teradyne, Inc.	700	7,511

[1]Terremark Worldwide, Inc.	200	1,368

[1]Tessera Technologies, Inc.	260	6,050

Texas Instruments, Inc.	6,000	156,360

[1]Thermo Electron Corp.	1,916	91,374

1THQ, Inc.	180	907

1TIBCO Software, Inc.	850	8,185

1TNS, Inc.	100	2,569

[1]TradeStation Group, Inc.	300	2,367

[1]Trident Microsystems, Inc.	180	335

[1]Trimble Navigation Ltd.	584	14,717

[1]Triquint Semiconductor, Inc.	600	3,600

1TTM Technologies, Inc.	200	2,306

Tyco Electronics Ltd.	2,199	53,985

[1]Tyler Technologies, Inc.	100	1,991

[1]Ultimate Software Group, Inc.	100	2,937

[1]Ultratech, Inc.	200	2,972

[1]Unisys Corp.	167	6,440

United Online, Inc.	300	2,157

[1]Universal Display Corp.	100	1,236

1UTStarcom, Inc.	180	394

[1]ValueClick, Inc.	312	3,157

[1]Varian Semiconductor
Equipment Associates, Inc.	362	12,989
[1]Varian, Inc.	150	7,731

[1]Vasco Data Security
International, Inc.	100	627
[1]Veeco Instruments, Inc.	200	6,608

[1]VeriFone Holdings, Inc.	260	4,259

[1]Verigy Ltd.	200	2,574

[1]VeriSign, Inc.	910	22,058

[1]Viasat, Inc.	100	3,178

[1]Vishay Intertechnology, Inc.	1,010	8,433

[1]VistaPrint NV	200	11,332

50	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
1VMware, Inc.	300	$12,714

[1]Vocus, Inc.	100	1,800

[1]Volterra Semiconductor Corp.	200	3,824

[1]Waters Corp.	500	30,980

[1]Websense, Inc.	160	2,794

[1]Western Digital Corp.	1,103	48,697

Xerox Corp.	4,027	34,068

Xilinx, Inc.	1,288	32,277

[1]Yahoo!, Inc.	6,287	105,496

[1]Zebra Technologies Corp.	285	8,083

[1]Zoran Corp.	152	1,680

Total Information Technology		10,665,856

Materials–4.2%
A.M. Castle & Co.	100	1,369

Air Products & Chemicals, Inc.	972	78,790

Airgas, Inc.	357	16,993

AK Steel Holding Corp.	590	12,597

Albemarle Corp.	400	14,548

Alcoa, Inc.	4,700	75,764

Allegheny Technologies, Inc.	400	17,908

[1]Allied Nevada Gold Corp.	300	4,524

[1]Alpha Natural Resources, Inc.	629	27,286

AMCOL International Corp.	100	2,842

American Vanguard Corp.	100	830

Ameron International Corp.	33	2,094

AptarGroup, Inc.	339	12,116

Arch Chemicals, Inc.	100	3,088

Arch Coal, Inc.	734	16,331

Ashland, Inc.	380	15,056

Balchem Corp.	100	3,351

Ball Corp.	436	22,541

Bemis Co.	530	15,714

[1]Brush Engineered Materials,
Inc.	100	1,854

[1]Buckeye Technologies, Inc.	200	1,952

Cabot Corp.	335	8,787

[1]Calgon Carbon Corp.	194	2,697

Carpenter Technology Corp.	200	5,390

Celanese Corp.	648	20,801

[1]Century Aluminum Co.	200	3,238

CF Industries Holdings, Inc.	246	22,332

[1]Clearwater Paper Corp.	51	2,803

Cliffs Natural Resources, Inc.	640	29,498

[1]Coeur d’Alene Mines Corp.	462	8,344

Commercial Metals Co.	620	9,703

Compass Diversified Holdings	200	2,552

Compass Minerals
International, Inc.	125	8,399
Consol Energy, Inc.	875	43,575

[1]Crown Holdings, Inc.	787	20,131

Cytec Industries, Inc.	238	8,668

Deltic Timber Corp.	100	4,618

[1]Domtar Corp.	200	11,082

Dow Chemical Co.	5,400	149,202

Eagle Materials, Inc.	234	6,096

Eastman Chemical Co.	356	21,445

Ecolab, Inc.	1,165	51,936

EI Du Pont de Nemours & Co.	4,300	144,781

Ferro Corp.	200	1,648

FMC Corp.	300	16,728

[1]Freeport-McMoRan Copper &
Gold, Inc.	1,900	152,551
[1]General Moly, Inc.	300	624

[1]Gibraltar Industries, Inc.	100	1,573

[1]GrafTech International Ltd.	600	9,330

[1]Graphic Packaging Holding Co.	300	1,041

Greif, Inc.	96	5,182

Haynes International, Inc.	50	1,649

HB Fuller Co.	238	5,415

[1]Hecla Mining Co.	1,000	6,180

[1]Horsehead Holding Corp.	200	2,550

Huntsman Corp.	891	10,059

Innophos Holdings, Inc.	100	2,299

Innospec, Inc.	94	948

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	51

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
[1]International Coal Group, Inc.	400	$1,544

International Flavors &
Fragrances, Inc.	395	16,250
International Paper Co.	1,967	52,676

[1]Intrepid Potash, Inc.	200	5,834

[1]James River Coal Co.	100	1,853

Jarden Corp.	382	11,808

Kaiser Aluminum Corp.	50	2,081

[1]Louisiana-Pacific Corp.	730	5,095

1LSB Industries, Inc.	100	1,410

Lubrizol Corp.	326	23,782

Martin Marietta Materials, Inc.	187	16,720

Massey Energy Co.	400	16,804

MeadWestvaco Corp.	805	23,047

Minerals Technologies, Inc.	78	4,249

Monsanto Co.	2,582	211,078

Mosaic Co.	760	45,395

Myers Industries, Inc.	100	910

Neenah Paper, Inc.	100	1,395

NewMarket Corp.	60	6,886

Newmont Mining Corp.	2,300	108,813

[1]Northwest Pipe Co.	100	2,686

Nucor Corp.	1,456	67,922

Olin Corp.	300	5,256

Olympic Steel, Inc.	100	3,258

1OM Group, Inc.	106	3,327

[1]Owens-Illinois, Inc.	771	25,343

P.H. Glatfelter Co.	100	1,215

Packaging Corp. of America	500	11,505

[1]Pactiv Corp.	600	14,484

[1]Patriot Coal Corp.	400	6,184

Peabody Energy Corp.	1,263	57,100

[1]PolyOne Corp.	300	2,241

[2]Potlatch Corp.	181	5,770

PPG Industries, Inc.	790	46,247

Praxair, Inc.	1,457	117,012

[2]Rayonier, Inc.	400	16,864

Rock-Tenn Co.	200	10,082

[1]Rockwood Holdings, Inc.	200	4,712

Royal Gold, Inc.	149	7,018

RPM International, Inc.	600	12,198

1RTI International Metals, Inc.	88	2,215

Schnitzer Steel Industries, Inc.	100	4,770

Schulman (A.), Inc.	100	2,018

Scotts Miracle-Gro Co.	206	8,098

Sealed Air Corp.	782	17,095

Sigma-Aldrich Corp.	594	30,015

Silgan Holdings, Inc.	100	5,788

[1]Solutia, Inc.	500	6,350

Sonoco Products Co.	430	12,578

Spartech Corp.	86	882

Steel Dynamics, Inc.	900	15,948

[1]Stillwater Mining Co.	100	948

[1]Symyx Technologies	60	330

Temple-Inland, Inc.	400	8,444

Texas Industries, Inc.	163	5,703

[1]Titanium Metals Corp.	707	8,852

United States Steel Corp.	728	40,127

1USEC, Inc.	630	2,426

Valspar Corp.	466	12,647

Vulcan Materials Co.	600	31,602

Wausau Paper Corp.	100	1,160

Westlake Chemical Corp.	100	2,493

Weyerhaeuser Co.	980	42,277

Worthington Industries, Inc.	400	5,228

1WR Grace & Co.	300	7,605

Zep, Inc.	100	1,732

[1]Zoltek Cos., Inc.	100	950

Total Materials		2,407,738

Telecommunication Services–3.1%
[1]AboveNet, Inc.	100	6,504

Alaska Communications Systems
Group, Inc.	100	798
[1]American Tower Corp.	1,843	79,636

52	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Telecommunication Services (continued)
[1]Aruba Networks, Inc.	400	$4,264

AT&T, Inc.	27,894	781,869

Atlantic Tele-Network, Inc.	100	5,501

[1]Cbeyond, Inc.	100	1,575

CenturyTel, Inc.	1,379	49,934

[1]Cincinnati Bell, Inc.	740	2,553

Consolidated Communications
Holdings, Inc.	100	1,750
[1]Crown Castle International Corp.	1,381	53,914

[1]EchoStar Corp.	141	2,840

1EMS Technologies, Inc.	100	1,450

[1]Finisar Corp.	99	883

Frontier Communications Corp.	1,300	10,153

[1]General Communication, Inc.	100	638

[1]Global Crossing Ltd.	100	1,425

[1]Harris Stratex Networks, Inc.	447	3,089

[1]Hughes Communications, Inc.	100	2,603

1ICO Global Communications
Holdings Ltd.	500	540
Iowa Telecommunications
Services, Inc.	100	1,676
1JDS Uniphase Corp.	1,197	9,875

[1]Leap Wireless International, Inc.	239	4,194

[1]Level 3 Communications, Inc.	7,454	11,405

[1]Liberty Global, Inc.	600	13,146

[1]Loral Space & Communications,
Inc.	100	3,161
[1]MetroPCS Communications, Inc.	1,200	9,156

[1]NeuStar, Inc.	346	7,972

[1]Neutral Tandem, Inc.	100	2,275

1NII Holdings, Inc.	800	26,864

NTELOS Holdings Corp.	100	1,782

1PAETEC Holding Corp.	300	1,245

[1]Premiere Global Services, Inc.	200	1,650

Qwest Communications
International, Inc.	7,131	30,022

1RCN Corp.	70	759

1SAVVIS, Inc.	100	1,405

1SBA Communications Corp.	490	16,738

Shenandoah Telecom Co.	100	2,035

[1]Sprint Nextel Corp.	13,700	50,142

[1]Syniverse Holdings, Inc.	300	5,244

Telephone & Data Systems, Inc.	223	7,564

Telephone & Data Systems, Inc.
(Special Shares)	200	6,040
[1]TerreStar Corp.	400	376

Time Warner Cable, Inc.	1,646	68,128

[1]tw telecom, Inc.	648	11,107

1US Cellular Corp.	66	2,799

USA Mobility, Inc.	100	1,101

Verizon Communications, Inc.	13,508	447,520

[1]Vonage Holdings Corp.	200	280

Windstream Corp.	2,100	23,079

Total Telecommunication Services		1,780,659

Utilities–4.3%
1AES Corp.	3,100	41,261

AGL Resources, Inc.	391	14,260

Allegheny Energy, Inc.	806	18,925

Allete, Inc.	100	3,268

Alliant Energy Corp.	527	15,947

Ameren Corp.	1,158	32,366

American Electric Power Co.,
Inc.	2,264	78,765
American States Water Co.	100	3,541

American Water Works Co., Inc.	900	20,169

Aqua America, Inc.	594	10,401

Atmos Energy Corp.	432	12,701

Avista Corp.	200	4,318

Black Hills Corp.	150	3,994

California Water Service Group	100	3,682

[1]Calpine Corp.	1,600	17,600

CenterPoint Energy, Inc.	1,800	26,118

CH Energy Group, Inc.	70	2,976

Cleco Corp.	300	8,199

CMS Energy Corp.	1,100	17,226

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	53

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Consolidated Edison, Inc.	1,274	$57,878

Constellation Energy Group, Inc.	854	30,035

Dominion Resources, Inc.	2,800	108,976

DPL, Inc.	580	16,008

DTE Energy Co.	807	35,177

Duke Energy Corp.	6,072	104,499

[1]Dynegy, Inc.	1,836	3,323

Edison International	1,460	50,779

1El Paso Electric Co.	190	3,853

Empire District Electric Co.	150	2,809

[1]Enbridge Energy Management
LLC	102	5,418
Energen Corp.	380	17,784

[1]EnerNOC, Inc.	100	3,039

Entergy Corp.	935	76,520

EQT Corp.	600	26,352

Exelon Corp.	3,157	154,283

FirstEnergy Corp.	1,430	66,423

FPL Group, Inc.	1,893	99,988

Great Plains Energy, Inc.	600	11,634

Hawaiian Electric Industries, Inc.	420	8,778

IDACORP, Inc.	175	5,591

Integrys Energy Group, Inc.	369	15,494

ITC Holdings Corp.	300	15,627

[1]Kinder Morgan Management
LLC	384	20,982
Laclede Group, Inc.	120	4,052

[1]Macquarie Infrastructure Co.
LLC	168	2,063
MDU Resources Group, Inc.	808	19,069

MGE Energy, Inc.	100	3,574

[1]Mirant Corp.	800	12,216

Nalco Holding Co.	710	18,112

National Fuel Gas Co.	400	20,000

New Jersey Resources Corp.	240	8,976

Nicor, Inc.	269	11,325

NiSource, Inc.	1,254	19,287

Northeast Utilities	776	20,013

Northwest Natural Gas Co.	190	8,558

NorthWestern Corp.	170	4,423

1NRG Energy, Inc.	1,226	28,946

NSTAR	520	19,136

NV Energy, Inc.	1,186	14,683

OGE Energy Corp.	430	15,863

Oneok, Inc.	500	22,285

Ormat Technologies, Inc.	100	3,784

Otter Tail Corp.	190	4,712

Pepco Holdings, Inc.	967	16,294

[1]Perini Corp.	100	1,808

[1]Petrohawk Energy Corp.	1,400	33,586

PG&E Corp.	1,755	78,361

Piedmont Natural Gas Co.	300	8,025

Pinnacle West Capital Corp.	490	17,924

PNM Resources, Inc.	384	4,858

Portland General Electric Co.	300	6,123

PPL Corp.	1,800	58,158

Progress Energy, Inc.	1,387	56,881

Public Service Enterprise Group,
Inc.	2,400	79,800
Questar Corp.	829	34,462

1RRI Energy, Inc.	1,674	9,575

SCANA Corp.	587	22,118

Sempra Energy	1,138	63,705

SJW Corp.	100	2,257

South Jersey Industries, Inc.	190	7,254

Southern Co.	3,781	125,983

Southern Union Co.	536	12,167

Southwest Gas Corp.	200	5,706

[1]Southwestern Energy Co.	1,608	77,506

Spectra Energy Corp.	3,100	63,581

TECO Energy, Inc.	949	15,393

UGI Corp.	551	13,329

UIL Holdings Corp.	100	2,808

UniSource Energy Corp.	160	5,150

54	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
Vectren Corp.	314	$7,750

Westar Energy, Inc.	537	11,664

WGL Holdings, Inc.	200	6,708

Wisconsin Energy Corp.	605	30,147

Xcel Energy, Inc.	2,132	45,241

Total Utilities		2,462,366

Total Common Stocks–
(Identified Cost $60,287,512)		57,495,257

Mutual Fund–1.3%
AIM Prime Fund
(At Net Asset Value)	759,579	759,579

	Par Amount

U.S. Treasury–0.1%
[4]United States Treasury Bill,
0.020%, 3/11/2010
(At Amortized Cost)	$80,000	79,997

Total Investments–100.9%
(Identified Cost $61,127,088)		58,334,833

Other Assets & Liabilities–Net–(0.9)%		(522,867)

Total Net Assets–100.0%		$57,811,966

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).
[3]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $122,944 at December 31, 2009.
[4]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

At December 31, 2009, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

S&P Mini 500 Index Futures	10	$555,350	March 2010	$3,703

Russell 2000 E Mini Index Futures	5	$311,950	March 2010	$14,701

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See Notes to Financial Statements.

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	55

International Stock Market Portfolio

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks–68.3%
Aerospace & Defense–0.5%
BAE Systems PLC	7,508	$43,298

Cobham PLC	2,413	9,734

European Aeronautic Defence
and Space Co. NV	899	17,956
Finmeccanica SpA	840	13,395

Gamesa Corp. Tecnologica SA	390	6,537

[1]Rolls-Royce Group PLC	3,804	29,707

Safran SA	401	7,801

Singapore Technologies
Engineering Ltd.	3,000	6,901
Smiths Group PLC	803	13,149

Thales SA	189	9,684

Total		158,162

Air Freight & Couriers–0.2%
Deutsche Post AG	1,739	33,457

TNT NV	771	23,597

Toll Holdings Ltd.	1,380	10,747

Yamato Holdings Co. Ltd.	800	11,067

Total		78,868

Airlines–0.1%
[1]Air France-KLM	271	4,225

All Nippon Airways Co. Ltd.	2,000	5,423

[1]British Airways PLC	1,285	3,836

[1]Cathay Pacific Airways Ltd.	2,000	3,757

Deutsche Lufthansa AG	461	7,739

[1]Iberia Lineas Aereas de
Espana SA	811	2,197
[1]Japan Airlines Corp.	2,000	1,439

Qantas Airways Ltd.	2,057	5,464

Singapore Airlines Ltd.	940	9,933

Total		44,013

Auto Components–0.4%
Aisin Seiki Co. Ltd.	400	11,438

Bridgestone Corp.	1,300	22,792

Compagnie Generale des
Etablissements Michelin	310	23,776
Denso Corp.	1,000	29,985

NGK Spark Plug Co. Ltd.	1,000	11,263

NOK Corp.	200	2,761

Nokian Renkaat, OYJ	230	5,580

Stanley Electric Co. Ltd.	300	6,036

Sumitomo Rubber Industries,
Inc.	300	2,584
Toyoda Gosei Co. Ltd.	100	3,011

Toyota Boshoku Corp.	100	2,223

Toyota Industries Corp.	400	11,882

Total		133,331

Automobiles–2.2%
Bayerische Motoren Werke AG	716	32,547

Daihatsu Motor Co. Ltd.	1,000	9,957

DaimlerChrysler AG	1,910	102,035

[1]Fiat SpA	1,687	24,550

[1]Fuji Heavy Industries Ltd.	1,000	4,855

Honda Motor Co. Ltd.	3,500	118,399

[1]Isuzu Motors Ltd.	3,000	5,607

[1]Mazda Motor Corp.	3,000	6,863

[1]Mitsubishi Motors Corp.	8,000	11,029

[1]Nissan Motor Co. Ltd.	5,300	46,344

[1]Peugeot SA	334	11,188

[1]Renault SA	398	20,264

Suzuki Motor Corp.	700	17,197

Toyota Motor Corp.	6,200	260,624

Volkswagen AG	95	10,508

[1]Yamaha Motor Co. Ltd.	400	5,026

Total		686,993

Banks–10.5%
77 Bank Ltd.	1,000	5,295

[1]Alpha Bank AE	974	11,267

Anglo Irish Bank Corp. PLC	1,621	–

[1]Aozora Bank Ltd.	1,000	1,057

Australia & New Zealand
Banking Group Ltd.	5,254	106,831
Banca Carige SpA	1,495	3,978

56	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Banca Intesa SpA
(Certificates.–participating cumulative)	1,839	$6,141
Banca Monte dei Paschi di
Siena SpA	5,120	8,964
Banca Popolare di Milano
SCRL	825	5,852
Banche Popolari Unite SCPA	1,265	18,118

Banco Bilbao Vizcaya
Argentaria SA	7,498	135,807
Banco Comercial Portugues SA	4,792	5,751

Banco de Sabadell SA	1,952	10,841

Banco Espirito Santo SA	1,052	6,837

[1]Banco Popolare SCRL	1,389	10,396

Banco Popular Espanol SA	1,674	12,221

Banco Santander Central
Hispano SA	17,163	281,957
Banco Santander SA	67	1,108

Bank of Cyprus Public Co. Ltd.	1,253	8,733

Bank of East Asia Ltd.	3,398	13,384

Bank of Kyoto Ltd.	1,000	8,074

Bank of Yokohama Ltd.	3,000	13,593

Bankinter SA	654	6,647

Barclays PLC	24,043	106,025

Bendigo Bank Ltd.	583	5,108

BNP Paribas	2,004	158,126

BOC Hong Kong Holdings Ltd.	8,000	18,073

Chiba Bank Ltd.	2,000	11,941

[1]Commerzbank AG	1,426	11,955

Commonwealth Bank of
Australia	3,222	157,016
Credit Agricole SA	1,978	34,480

Credit Suisse Group	2,371	116,645

[1]Danske Bank A/S	910	20,717

DBS Group Holdings Ltd.	3,500	38,085

Deutsche Bank AG	1,252	88,235

[1]Deutsche Postbank AG	176	5,750

[1]Dexia SA	1,144	7,196

1DnB NOR ASA	2,155	23,376

1EFG Eurobank Ergasias SA	658	7,297

Erste Bank der
Oesterreichischen Sparkassen AG	408	15,122
Fukuoka Financial Group, Inc.	2,000	6,944

Gunma Bank Ltd.	1,000	5,080

Hachijuni Bank Ltd.	1,000	5,820

Hang Seng Bank Ltd.	1,600	23,516

Hiroshima Bank Ltd.	1,000	3,834

HSBC Holdings PLC	36,782	420,067

[1]Intesa Sanpaolo SpA	16,195	72,556

Investec PLC	865	5,934

Iyo Bank Ltd.	1,000	8,098

Joyo Bank Ltd.	1,000	3,995

Julius Baer Group Ltd.	439	15,315

Julius Baer Holding AG	439	5,336

1KBC Groep NV	331	14,333

[1]Lloyds TSB Group PLC	80,904	64,995

[1]Mediobanca SpA	1,068	12,670

Mitsubishi UFJ Financial Group,
Inc.	22,000	107,768
Mizuho Financial Group, Inc.	28,700	51,378

National Australia Bank Ltd.	4,397	106,928

[1]National Bank of Greece SA	1,263	32,202

[1]Natixis	1,823	9,074

Nishi-Nippon City Bank Ltd.	1,000	2,444

Nordea Bank AB	7,068	71,597

OKO Bank PLC	312	3,376

Oversea-Chinese Banking
Corp. Ltd.	5,276	33,989
[1]Piraeus Bank SA	649	7,405

Raiffeisen International Bank
Holding AG	119	6,735
Resona Holdings, Inc.	1,100	11,113

[1]Royal Bank of Scotland Group
PLC	34,726	16,300
Sapporo Hokuyo Holdings, Inc.	600	2,172

Seven Bank Ltd.	1	1,987

[1]Shinsei Bank Ltd.	2,000	2,169

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	57

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Shizuoka Bank Ltd.	1,000	$8,670

[1]Skandinaviska Enskilda Banken
AB	3,310	20,349
Societe Generale	1,318	91,186

Standard Chartered PLC	4,264	106,858

Sumitomo Mitsui Financial
Group, Inc.	1,900	54,194
Suncorp-Metway Ltd.	2,699	20,828

Suruga Bank Ltd.	1,000	8,678

Svenska Handelsbanken	1,050	30,028

[1]Swedbank AB	1,300	12,931

[1]UniCredito Italiano SpA	29,901	99,452

United Overseas Bank Ltd.	3,000	41,782

Westpac Banking Corp.	6,395	143,858

Wing Hang Bank Ltd.	510	4,739

Total		3,286,682

Beverages–1.3%
[1]Anheuser-Busch InBev NV	640	5

Asahi Breweries Ltd.	800	14,678

Carlsberg A/S	260	19,185

Coca-Cola Amatil Ltd.	1,184	12,193

Coca-Cola West Holdings Co.
Ltd.	100	1,760
Diageo PLC	5,295	92,407

Foster’s Group Ltd.	4,200	20,655

Fraser and Neave Ltd.	2,000	5,948

Heineken Holding NV	234	9,803

Heineken NV	510	24,163

InBev NV	1,529	78,986

Ito En Ltd.	100	1,501

Kirin Brewery Co. Ltd.	2,000	31,900

Pernod-Ricard SA	427	36,648

SABMiller PLC	2,002	58,749

Sapporo Holdings Ltd.	1,000	5,449

Total		414,030

Biotechnology–0.0%
Grifols SA	272	4,739

Building Products–0.3%
Asahi Glass Co. Ltd.	2,000	18,745

Assa Abloy AB	680	13,021

Cie de Saint-Gobain	807	43,313

Geberit AG	82	14,509

JS Group Corp.	500	8,607

Nippon Sheet Glass Co. Ltd.	1,000	2,862

TOTO Ltd.	1,000	6,329

Total		107,386

Chemicals–2.2%
Akzo Nobel NV	476	31,371

Asahi Kasei Corp.	3,000	14,998

BASF AG	1,943	120,505

Bayer AG	1,732	138,416

Daicel Chemical Industries, Ltd.	1,000	5,842

Denki Kagaku Kogyo K. K.	1,000	4,474

GEA Group AG	322	7,168

Givaudan SA	17	13,514

JSR Corp.	400	8,112

K+S AG	382	21,956

Kaneka Corp.	1,000	6,347

Kansai Paint Co. Ltd.	1,000	8,307

Koninklijke DSM NV	327	16,032

Kuraray Co. Ltd.	1,000	11,711

Lonza Group AG	98	6,865

Mitsubishi Chemical Holdings
Corp.	2,500	10,540
Mitsubishi Gas Chemical Co., Inc.	1,000	5,025

Mitsubishi Rayon Co. Ltd.	1,000	4,003

Mitsui Chemicals, Inc.	2,000	5,146

Novozymes A/S	110	11,405

Nufarm Ltd.	326	3,183

Orica Ltd.	744	17,234

Shin-Etsu Chemical Co. Ltd.	900	50,754

Showa Denko K.K.	3,000	5,986

Solvay SA	122	13,151

58	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Sumitomo Chemical Co. Ltd.	3,000	$13,100

Syngenta AG	203	56,821

Taiyo Nippon Sanso Corp.	1,000	10,611

Teijin Ltd.	2,000	6,432

Tokuyama Corp.	1,000	5,575

Toray Industries, Inc.	3,000	16,172

Tosoh Corp.	1,000	2,754

Ube Industries Ltd.	2,000	5,479

Wacker Chemie AG	33	5,755

Yara International ASA	350	15,836

Total		680,580

Commercial Services & Supplies–0.5%
Adecco SA	257	14,173

Benesse Corp.	200	8,368

Bureau Veritas SA	86	4,454

Capita Group PLC	1,280	15,450

Dai Nippon Printing Co. Ltd.	1,000	12,615

Group 4 Securicor PLC	2,609	10,911

Hakuhodo DY Holdings, Inc.	50	2,416

Invensys PLC	1,783	8,549

Legrand SA	202	5,632

Mitsubishi UFJ Lease & Finance
Co. Ltd.	120	3,601
Nissha Printing Co. Ltd.	100	4,921

PagesJaunes Groupe SA	249	2,772

[1]Randstad Holdings NV	220	10,877

Secom Co. Ltd.	500	23,661

Securitas AB	680	6,636

Serco Group PLC	988	8,406

SGS SA	12	15,608

Societe BIC SA	54	3,737

Toppan Printing Co. Ltd.	1,000	8,094

Total		170,881

Communications Equipment–0.5%
[1]Alcatel SA	4,792	16,047

Nokia OYJ	7,920	101,665

Telefonaktiebolaget LM
Ericsson	6,190	56,932

Total		174,644

Computers & Peripherals–0.3%
[1]Elpida Memory, Inc.	400	6,528

Fujitsu Ltd.	4,000	25,736

[1]Logitech International SA	381	6,547

Mitsumi Electric Co. Ltd.	200	3,521

1NEC Corp.	6,000	15,463

[1]Toshiba Corp.	9,000	49,659

Total		107,454

Construction & Engineering–0.5%
Acciona SA	60	7,792

Actividades de Construction y
Servicios SA (ACS)	296	14,715
Alstom SA	419	29,108

Amec PLC	730	9,273

Balfour Beatty PLC	1,548	6,437

Eiffage SA	79	4,463

Fomento de Construcciones y
Contratas SA	100	4,194
HOCHTIEF AG	83	6,342

[1]Husqvarna AB, Series B	896	6,614

Italcementi SpA	55	400

Kajima Corp.	2,000	4,017

Kinden Corp.	1,000	8,426

Kurita Water Industries Ltd.	200	6,252

Leighton Holdings Ltd.	310	10,468

Obayashi Corp.	1,000	3,405

SembCorp Industries Ltd.	2,000	5,227

Shimizu Corp.	1,000	3,587

Skanska AB	1,080	18,377

Taisei Corp.	2,000	3,426

Total		152,523

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	59

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Construction Materials–0.5%
Boral Ltd.	1,272	$6,717

Cimpor Cimentos de Portugal
SGPS SA	466	4,293
CRH PLC	950	25,731

CRH PLC	503	13,748

CSR Ltd.	2,606	4,189

Fletcher Building Ltd.	1,137	6,556

HeidelbergCement AG	303	20,840

[1]Holcim Ltd.	511	39,567

Imerys SA	67	3,984

Italcementi SpA	120	1,639

[1]James Hardie Industries NV	800	6,028

Lafarge SA	416	34,207

[1]Taiheiyo Cement Corp.	2,000	2,277

Titan Cement Co. SA	110	3,186

Total		172,962

Containers & Packaging–0.1%
Amcor Ltd.	2,646	14,732

Rexam PLC	1,942	9,080

Toyo Seikan Kaisha Ltd.	300	4,541

Total		28,353

Distributors–0.3%
ABC-Mart, Inc.	100	2,780

Li & Fung Ltd.	4,200	17,204

Metcash Ltd.	1,626	6,504

Olam International Ltd.	2,129	3,990

Reckitt Benckiser Group PLC	1,266	68,638

Total		99,116

Diversified Financials–2.1%
3i Group PLC	2,046	9,256

Acom Co. Ltd.	100	1,518

Aeon Credit Service Co. Ltd.	100	961

Australian Stock Exchange Ltd.	361	11,236

Banco de Valencia SA	432	3,288

Bgp Holdings PLC Post Spin
Shares	20,484	–
[1]Cattles PLC	24	–

Chinese Estates Holdings Ltd.	2,060	3,502

Credit Saison Co. Ltd.	300	3,360

Criteria Caixacorp SA	1,788	8,448

Daiwa Securities Group, Inc.	4,000	20,063
Deutsche Boerse AG	422	35,082

Eurazeo	56	3,907

Exor SpA	175	3,384

Experian Group Ltd.	2,127	21,042

[1]Fortis NV	4,669	17,296

Groupe Bruxelles Lambert SA	168	15,809

GS Yuasa Corp.	1,000	7,343

Hokuhoku Financial Group, Inc.	3,000	6,107

Hong Kong Exchanges and
Clearing Ltd.	2,000	35,603
ICAP PLC	1,044	7,240

1ING Groep NV	7,528	72,767

Investor AB	1,000	18,485

Jafco Co. Ltd.	100	2,405

Keppel Corp. Ltd.	3,000	17,470

London Stock Exchange Group
PLC	301	3,485
Macquarie Group Ltd.	709	30,336

Man Group PLC	3,534	17,396

[1]Marfin Investment Group SA	1,304	3,709

Matsui Securities Co. Ltd.	200	1,391

Mediolanum SpA	422	2,620

Mitsui Trust Holdings, Inc.	2,000	6,678

[1]Mizuho Trust & Banking Co.
Ltd.	3,000	2,783
Nomura Holdings, Inc.	7,600	56,036

ORIX Corp.	230	15,649

Pargesa Holding SA	57	4,986

[1]Resolution Ltd.	5,061	7,312

Schroders PLC	261	5,575

[1]Senshu Ikeda Holdings, Inc.	1,100	4,003

Shinko Securities Co. Ltd.	1,000	2,995

Singapore Exchange Ltd.	2,000	11,799

60	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Financials (continued)
Sony Financial Holdings, Inc.	2	$5,219

Sumitomo Trust & Banking Co.
Ltd.	3,000	14,591
Swire Pacific Ltd.	1,500	18,140

1UBS AG	7,546	115,792

Yamaguchi Financial Group,
Inc.	1,000	9,258

Total		665,325

Diversified Telecommunication Services–2.8%
Belgacom SA	318	11,469

BT Group PLC	16,753	36,300

Deutsche Telekom AG	5,896	87,069

Elisa OYJ	280	6,396

France Telecom SA	3,926	98,012

Hellenic Telecommunications
Organization SA	560	8,198
Iliad SA	32	3,812

Inmarsat PLC	916	10,189

Millicom International Cellular
SA	149	11,047
Mobistar SA	60	4,103

Nippon Telegraph & Telephone
Corp.	1,100	43,290
PCCW Ltd.	8,000	1,936

Portugal Telecom SGPS SA	1,269	15,425

Prysmian SpA	217	3,798

Royal KPN NV	3,597	61,005

Singapore Telecommunications
Ltd.	17,300	38,127
Swisscom AG	50	19,046

Tele2 AB	637	9,758

Telecom Corp. of New Zealand
Ltd.	4,232	7,654
Telecom Italia SpA	20,973	32,524

Telecom Italia SpA (RNC–
Participating Cumulative)	12,482	13,774
Telefonica SA	8,946	249,313

Telekom Austria AG	735	10,493

[1]Telenor ASA	1,700	23,828

TeliaSonera AB	4,670	33,714

Telstra Corp. Ltd.	9,519	29,154

Total		869,434

Electric Utilities–2.4%
BKW FMB Energie AG	32	2,486

Cheung Kong Infrastructure
Holdings Ltd.	1,000	3,795
Chubu Electric Power Co., Inc.	1,400	33,379

Chugoku Electric Power Co.,
Inc.	600	11,448
CLP Holdings Ltd.	4,500	30,404

[1]Contact Energy Ltd.	511	2,273

Drax Group PLC	739	4,951

E.ON AG	4,019	167,766

1EDP Renovaveis SA	435	4,112

Electric Power Development
Co.	300	8,511
Electricite de France	493	29,333

Enel SpA	13,965	81,085

Energias de Portugal SA	3,801	16,822

Hokkaido Electric Power Co.,
Inc.	400	7,263
Hokuriku Electric Power Co.	400	8,708

HongKong Electric Holdings	3,000	16,280

Iberdrola Renovables	1,809	8,618

Iberdrola SA	7,723	73,511

International Power PLC	3,126	15,478

Kansai Electric Power Co., Inc.	1,600	36,083

Kyushu Electric Power Co., Inc.	800	16,460

[1]Public Power Corp.	210	3,876

Red Electrica de Espana	224	12,413

Scottish & Southern Energy
PLC	1,983	37,083
Shikoku Electric Power Co.,
Inc.	400	10,323
Solarworld AG	167	3,659

Terna SpA	2,474	10,644

Tohoku Electric Power Co., Inc.	900	17,798

Tokyo Electric Power Co., Inc.	2,600	65,202

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	61

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Electric Utilities (continued)
Verbund–Oesterreichische
Elektrizitatswirtschafts-AG	156	$6,613

Total		746,377

Electrical Equipment–1.5%
1ABB Ltd.	4,676	89,331

Fanuc Ltd.	400	37,212

[1]Fuji Electric Holdings Co. Ltd.	1,000	1,727

Furukawa Electric Co. Ltd.	1,000	4,164

Matsushita Electric Works Ltd.	1,000	12,028

[1]Mitsubishi Electric Corp.	4,000	29,546

Nitto Denko Corp.	400	14,261

Schneider Electric SA	501	58,036

Siemens AG	1,740	159,581

Sumitomo Electric Industries
Ltd.	1,600	19,841
Ushio, Inc.	200	3,331

[1]Vestas Wind Systems A/S	470	28,755

Total		457,813

Electronic Equipment & Instruments–0.7%
Citizen Watch Co. Ltd.	700	3,985

Hirose Electric Co. Ltd.	100	10,428

Hitachi Chemical Co. Ltd.	200	4,028

[1]Hitachi Ltd.	7,000	21,450

Hoya Corp.	900	23,871

Ibiden Co. Ltd.	300	10,689

Keyence Corp.	100	20,626

Kyocera Corp.	300	26,471

Mabuchi Motor Co. Ltd.	100	4,919

Nidec Corp.	200	18,399

Nippon Electric Glass Co. Ltd.	1,000	13,648

Omron Corp.	400	7,139

Rohm Co. Ltd.	200	12,994

Shimadzu Corp.	1,000	6,633

TDK Corp.	300	18,302

Yaskawa Electric Corp.	1,000	8,332

Yokogawa Electric Corp.	500	4,377

Total		216,291

Energy Equipment & Services–0.3%
[1]Cie Generale de
Geophysique-Veritas	284	6,057
Fugro NV	137	7,823

[1]Renewable Energy Corp. AS	525	4,013

Saipem SpA	563	19,339

SBM Offshore NV	318	6,222

SeaDrill Ltd.	576	14,579

Technip SA	209	14,644

WorleyParsons Ltd.	340	8,802

Total		81,479

Food & Drug Retailing–1.4%
Cadbury PLC	2,821	36,327

Carrefour SA	1,333	64,083

Casino Guichard Perrachon SA	115	10,305

Colruyt SA	34	8,197

Delhaize Group	208	15,930

FamilyMart Co. Ltd.	100	2,948

J Sainsbury PLC	2,612	13,590

Kesko OYJ	160	5,277

Koninklijke Ahold NV	2,579	34,212

Lawson, Inc.	100	4,408

1MEIJI Holdings Co. Ltd.	100	3,763

Seven & I Holdings Co. Ltd.	1,600	32,491

Tesco PLC	16,832	115,732

WM Morrison Supermarkets
PLC	4,472	19,952
Woolworths Ltd.	2,585	64,710

Total		431,925

Food Products–2.2%
Ajinomoto Co., Inc.	1,000	9,419

Aryzta AG	172	6,408

Associated British Foods PLC	758	10,066

Coca Cola Hellenic Bottling
Co. SA	350	7,973
[1]Genting International PLC	10,000	9,166

[1]Golden Agri-Resources Ltd.	13,384	4,823

Goodman Fielder Ltd.	2,884	4,195

62	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Food Products (continued)
Groupe DANONE	1,168	$71,123

Incitec Pivot Ltd.	3,503	11,095

Kerry Group PLC	260	7,663

Kerry Group PLC	25	787

Kikkoman Corp.	1,000	12,223

Lindt & Spruengli AG	2	4,291

Nestle SA	7,356	356,978

Nippon Meat Packers, Inc.	1,000	11,495

Nisshin Seifun Group, Inc.	500	6,719

Nissin Food Products Co. Ltd.	100	3,260

Parmalat SpA	3,496	9,795

Suedzucker AG	163	3,384

Unilever NV	3,483	113,483

Wilmar International Ltd.	3,000	13,625

Yakult Honsha Co. Ltd.	200	6,024

Total		683,995

Gas Utilities–0.5%
AGL Energy Ltd.	952	11,968

Centrica PLC	10,870	49,127

Enagas	373	8,254

Gas Natural SDG SA	458	9,858

Hong Kong & China Gas Co.	8,360	20,871

Osaka Gas Co. Ltd.	4,000	13,483

Snam Rete Gas SpA	3,353	16,672

Toho Gas Co. Ltd.	1,000	5,306

Tokyo Gas Co. Ltd.	5,000	19,942

Total		155,481

Health Care Equipment & Supplies–0.8%
Air Liquide SA	532	62,793

Alfresa Holdings Corp.	100	3,961

BioMerieux	34	3,954

Cie Generale d’Optique Essilor
International SA	411	24,466
Cochlear Ltd.	113	6,973

Coloplast A/S	49	4,453

Getinge AB	433	8,217

Luxottica Group SpA	283	7,330

Nobel Biocare Holding AG	235	7,856

Olympus Corp.	500	16,073

Phonak Holding AG	100	12,079

[1]Qiagen NV	433	9,671

Smith & Nephew PLC	1,833	18,835

Straumann Holding AG	15	4,223

Synthes, Inc.	123	16,091

Sysmex Corp.	100	5,222

Terumo Corp.	400	23,950

[1]William Demant Holding A/S	100	7,535

Total		243,682

Health Care Providers & Services–0.1%
Celesio AG	173	4,395

Fresenius Medical Care AG &
Co. KGaA	398	21,071
Fresenius SE	58	3,610

Mediceo Paltac Holdings Co.
Ltd.	300	3,706
Sonic Healthcare Ltd.	826	11,369

Suzuken Co. Ltd.	100	3,276

Total		47,427

Hotels Restaurants & Leisure–0.5%
Accor SA	315	17,110

Aristocrat Leisure Ltd.	764	2,725

[1]Autogrill SpA	172	2,163

[1]Carnival PLC	333	11,380

City Developments Ltd.	1,000	8,164

Compass Group PLC	3,860	27,589

Crown Ltd.	943	6,747

Intercontinental Hotels Group
PLC	520	7,447
Ladbrokes PLC	32	70

McDonald’s Holdings Co.
Japan Ltd.	100	1,909
OPAP SA	460	10,069

Oriental Land Co. Ltd.	100	6,569

[1]Sands China Ltd.	4,257	5,194

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	63

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Hotels Restaurants & Leisure (continued)
Shangri-La Asia Ltd.	2,000	$3,741

Sky City Entertainment Group
Ltd.	810	1,932
Sodexho Alliance SA	196	11,193

TABCORP Holdings Ltd.	1,180	7,313

Thomas Cook Group PLC	1,801	6,693

1TUI AG	289	2,411

TUI Travel PLC	1,127	4,642

UOL Group Ltd.	1,000	2,872

Whitbread PLC	364	8,192

Total		156,125

Household Durables–0.9%
Casio Computer Co. Ltd.	400	3,182

Daito Trust Construction Co.
Ltd.	200	9,436
Daiwa House Industry Co. Ltd.	1,000	10,705

[1]Electrolux AB	532	12,486

Koninklijke Philips Electronics
NV	2,063	61,079
Makita Corp.	200	6,808

Matsushita Electric Industrial
Co. Ltd.	4,100	58,661
RINNAI CORP	100	4,812

[1]Sanyo Electric Co. Ltd.	3,000	5,510

Sekisui Chemical Co. Ltd.	1,000	6,186

Sekisui House Ltd.	1,000	8,974

Sharp Corp.	2,000	25,178

Sony Corp.	2,100	60,901

Total		273,918

Household Products–0.1%
Henkel KGaA	276	12,325

Kao Corp.	1,100	25,692

Uni-Charm Corp.	100	9,366

Total		47,383

Industrial Conglomerates–0.6%
Aeon Mall Co. Ltd.	200	3,872

Brambles Ltd.	2,878	17,424

Burberry Group PLC	870	8,347

Hopewell Holdings Ltd.	1,000	3,222

Hutchison Whampoa Ltd.	5,000	34,223

Jeronimo Martins SGPS SA	479	4,764

Noble Group Ltd.	3,400	7,796

NWS Holdings Ltd.	2,128	3,924

Orkla ASA	1,718	16,750

[1]Pirelli & C SpA	5,630	3,360

Tomkins PLC	1,695	5,237

Wesfarmers Ltd.	322	8,947

Wesfarmers Ltd.–PPS	2,148	59,684

Total		177,550

Insurance–2.9%
Admiral Group PLC	376	7,178

[1]Aegon NV	3,355	21,379

Aioi Insurance Co. Ltd.	1,000	4,783

Allianz AG	954	118,735

AMP Ltd.	4,364	26,267

Assicurazioni Generali SpA	2,492	66,806

Aviva PLC	5,751	36,448

AXA Asia Pacific Holdings Ltd.	2,252	13,242

AXA SA	3,831	90,595

Baloise Holding AG	109	9,069

CNP Assurances	77	7,454

Fondiaria-SAI SpA	141	2,229

[1]Hannover Rueckversicherung
AG	128	6,008
Insurance Australia Group Ltd.	4,653	16,656

Legal & General Group PLC	12,307	15,849

Mapfre SA	1,423	5,945

Millea Holdings, Inc.	1,500	40,735

Mitsui Sumitomo Insurance
Group Holdings, Inc.	900	22,853
Muenchener
Rueckversicherungs AG	428	66,713
Nipponkoa Insurance Co. Ltd.	1,000	5,659

64	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Insurance (continued)
[1]Old Mutual PLC	10,816	$18,900

Prudential PLC	5,289	53,918

QBE Insurance Group Ltd.	2,095	47,788

Sampo OYJ	891	21,622

SCOR SE	355	8,866

Sompo Japan Insurance, Inc.	2,000	12,734

Standard Life PLC	4,819	16,734

[1]Swiss Life Holding	58	7,339

Swiss Reinsurance	743	35,558

T&D Holdings, Inc.	500	10,196

[1]Topdanmark A/S	50	6,769

TrygVesta A/S	53	3,498

[1]Unipol Gruppo Finanziario SpA	1,422	1,941

Wiener Staedtische
Versicherung AG	82	4,210
Zurich Financial Services AG	307	66,676

Total		901,352

Internet & Catalog Retail–0.1%
Dena Co. Ltd.	1	5,882

[1]Rakuten, Inc.	15	11,407

Total		17,289

Internet Software & Services–0.2%
SBI Holdings, Inc.	34	6,046

Softbank Corp.	1,600	37,415

[1]United Internet AG	267	3,530

Yahoo! Japan Corp.	31	9,271

Total		56,262

IT Consulting & Services–0.2%
[1]Atos Origin SA	86	3,915

Cap Gemini SA	304	13,768

Computershare Ltd.	963	9,814

Indra Sistemas SA	200	4,704

Itochu Techno-Solutions Corp.	100	2,678

Nomura Research Institute Ltd.	200	3,919

NTT Data Corp.	3	9,269

Obic Co. Ltd.	10	1,632

Total		49,699

Leisure Equipment & Products–0.2%
Fuji Photo Film Co. Ltd.	1,000	29,889

Konica Minolta Holdings, Inc.	1,000	10,261

Namco Bandai Holdings, Inc.	400	3,808

Sankyo Co. Ltd.	100	4,984

Shimano, Inc.	100	4,004

Tattersall’s Ltd.	2,424	5,285

Yamaha Corp.	300	3,571

Total		61,802

Machinery–1.3%
Alfa Laval AB	800	11,011

Amada Co. Ltd.	1,000	6,209

Atlas Copco AB, Series A	1,393	20,356

Atlas Copco AB, Series B	816	10,585

Daikin Industries Ltd.	500	19,523

1HINO MOTORS, LTD.	1,000	3,468

Hitachi Construction Machinery
Co. Ltd.	200	5,216
[1]Ishikawajima-Harima Heavy
Industries Co. Ltd.	3,000	4,758
Japan Steel Works Ltd.	1,000	12,581

JTEKT Corp.	400	5,114

Kawasaki Heavy Industries Ltd.	3,000	7,566

Komatsu Ltd.	2,000	41,716

Kubota Corp.	2,000	18,401

Linde AG	312	37,550

MAN AG	225	17,522

Metso OYJ	290	10,195

Minebea Co. Ltd.	1,000	5,412

Mitsubishi Heavy Industries Ltd.	6,000	21,080

Mitsui Engineering &
Shipbuilding Co. Ltd.	2,000	4,786
NGK Insulators Ltd.	1,000	21,769

NSK Ltd.	1,000	7,343

NTN Corp.	1,000	4,494

Sandvik AB	2,144	25,698

Scania AB	700	8,978

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	65

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Machinery (continued)
Schindler Holding AG	48	$3,635

SembCorp Marine Ltd.	1,400	3,651

SMC Corp.	100	11,308

[1]Sumitomo Heavy Industries Ltd.	1,000	5,050

THK Co. Ltd.	200	3,534

Volvo AB, Series A	2,300	19,594

Volvo AB, Series B	914	7,737

Wartsila OYJ	200	7,994

Yangzijiang Shipbuilding
Holdings Ltd.	3,000	2,567
Zardoya Otis SA	269	5,243

Total		401,644

Marine–0.2%
A.P. Moller-Maersk A	1	6,740

A.P. Moller-Maersk Group A/S	3	20,976

Cosco Corp. Singapore Ltd.	2,000	1,681

Kamigumi Co. Ltd.	1,000	7,270

[1]Kawasaki Kisen Kaisha Ltd.	1,000	2,835

[1]Koninklijke Vopak NV	66	5,214

Mitsui OSK Lines Ltd.	2,000	10,504

Neptune Orient Lines Ltd.	1,000	1,165

Nippon Yusen Kabushiki Kaisha	3,000	9,183

Orient Overseas International
Ltd.	1,000	4,654

Total		70,222

Media–1.0%
British Sky Broadcasting PLC	2,372	21,383

Dentsu, Inc.	300	6,907

Eutelsat Communications	186	5,967

Fuji Television Network, Inc.	1	1,380

Gestevision Telecinco SA	184	2,685

1JC Decaux SA	134	3,249

John Fairfax Holdings Ltd.	4,676	7,208

Jupiter Telecommunications Co.
Ltd.	6	5,947

Lagardere SCA	244	9,845

M6-Metropole Television	111	2,840

Mediaset SpA	1,585	12,949

Pearson PLC	1,683	24,211

Publicis Groupe	273	11,074

Reed Elsevier NV	1,562	19,164

Reed Elsevier PLC	2,486	20,429

Sanoma-WSOY OYJ	190	4,263

SES-FDR	587	13,161

Singapore Press Holdings Ltd.	3,000	7,803

Television Broadcasts Ltd.	1,000	4,792

Television Francaise 1 (TFI)	255	4,709

Toho Co. Ltd.	200	3,242

Vivendi SA	2,568	75,804

Wolters Kluwer NV	593	12,996

WPP PLC	2,619	25,592

Total		307,600

Metals & Mining–4.4%
Acerinox SA	291	6,019

[1]Alumina Ltd.	5,814	9,541

[1]Anglo American PLC	2,786	120,661

Antofagasta PLC	839	13,313

ArcelorMittal	1,804	81,812

BHP Billiton Ltd.	7,120	272,485

BHP Billiton PLC	4,651	148,671

BlueScope Steel Ltd.	3,648	10,060

Daido Steel Co. Ltd.	1,000	3,694

Dowa Mining Co. Ltd.	1,000	5,553

Energy Resources of Australia
Ltd.	147	3,142
Eramet	11	3,425

Eurasian Natural Resources
Corp.	510	7,527
[1]Fortescue Metals Group Ltd.	2,681	10,552

Fresnillo PLC	396	4,996

Husqvarna AB. Series B NPV	840	14,427

JFE Holdings, Inc.	1,000	39,399

Johnson Matthey PLC	458	11,320

[1]Kazakhmys PLC	435	9,108

66	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
[1]Kobe Steel Ltd.	5,000	$9,060

Kone OYJ	315	13,462

[1]Lonmin PLC	333	10,346

Maruichi Steel Tube Ltd.	100	1,999

[1]Mitsubishi Materials Corp.	2,000	4,900

[1]Mitsui Mining & Smelting Co.
Ltd.	1,000	2,589
Newcrest Mining Ltd.	1,044	32,700

Nippon Steel Corp.	11,000	44,494

Nisshin Steel Co. Ltd.	2,000	3,538

OneSteel Ltd.	2,627	7,810

Outokumpu OYJ	200	3,760

[1]Oxiana Ltd.	6,416	6,705

Randgold Resources Ltd.	194	15,425

Rautaruukki OYJ	180	4,132

Rio Tinto Ltd.	907	59,976

Rio Tinto PLC	2,899	156,357

Salzgitter AG	80	7,819

Sims Group Ltd.	314	6,143

SSAB Svenskt Stal AB,
Class A	312	5,275
SSAB Svenskt Stal AB,
Class B	250	3,864
Sumitomo Metal Industries Ltd.	7,000	18,671

Sumitomo Metal Mining Co.
Ltd.	1,000	14,749
Tenaris SA	977	20,887

The Umicore Group	271	9,023

ThyssenKrupp AG	684	25,758

Tokyo Steel Manufacturing Co.
Ltd.	200	2,251
Vallourec Group	112	20,369

Vedanta Resources PLC	306	12,656

Voestalpine AG	254	9,261

[1]Xstrata PLC	4,045	71,298

Yamato Kogyo Co. Ltd.	100	3,237

Total		1,384,219

Multi-line Retail–0.4%
Aeon Co. Ltd.	1,300	10,516

Compagnie Nationale a
Portefeuille	84	4,479
Harvey Norman Holdings Ltd.	1,080	4,053

Home Retail Group	1,905	8,690

Isetan Mitsukoshi Holdings Ltd.	640	5,770

J Front Retailing Co. Ltd.	1,000	4,408

Lifestyle International Holdings
Ltd.	1,500	2,782
Marks & Spencer Group PLC	3,299	21,417

Marui Co. Ltd.	500	3,066

Metro AG	241	14,688

Next PLC	404	13,479

PPR SA	157	18,811

Takashimaya Co. Ltd.	1,000	6,328

UNY Co. Ltd.	300	2,098

Total		120,585

Multi-Utilities–0.4%
AEM SpA	2,665	5,578

RWE AG	881	85,604

SP AusNet	3,111	2,546

United Utilities Group PLC	1,414	11,259

Veolia Environnement	846	27,815

Total		132,802

Office Electronics–0.4%
Brother Industries Ltd.	500	5,715

Canon Marketing Japan, Inc.	100	1,469

Canon, Inc.	2,300	97,280

Neopost SA	63	5,204

Ricoh Co. Ltd.	1,000	14,111

Total		123,779

Oil & Gas–6.1%
Aeroports de Paris	65	5,228

[1]Arrow Energy Ltd.	1,243	4,599

BG Group PLC	7,078	126,841

BP PLC	39,809	385,274

[1]Cairn Energy PLC	2,780	14,826

[1]Caltex Australia Ltd.	300	2,488

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	67

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Oil & Gas (continued)
Cosmo Oil Co. Ltd.	1,000	$2,094

ENI SpA	5,506	140,163

Fortum OYJ	909	24,623

Galp Energia SGPS SA	389	6,696

Gaz de France SA	2,637	114,391

Hellenic Petroleum SA	230	2,556

Idemitsu Kosan Co. Ltd.	100	5,795

Inpex Holdings, Inc.	2	15,018

Japan Petroleum Exploration Co.	100	4,393

[1]Lundin Petroleum AB	431	3,391

[1]Mongolia Energy Co. Ltd.	7,000	3,552

National Grid PLC	5,219	57,090

Neste Oil OYJ	277	4,912

Nippon Mining Holdings, Inc.	2,000	8,567

Nippon Oil Corp.	3,000	13,896

[1]Norsk Hydro ASA	1,402	11,646

OMV AG	341	14,931

Origin Energy Ltd.	1,827	27,412

[1]Paladin Energy Ltd.	1,236	4,584

Petrofac Ltd.	438	7,299

Repsol YPF SA	1,531	40,872

Royal Dutch Shell PLC	7,490	226,304

Royal Dutch Shell PLC, B
shares	5,699	166,188
Santos Ltd.	1,712	21,544

Showa Shell Sekiyu K.K.	400	3,256

Statoil ASA	2,418	60,269

TonenGeneral Sekiyu K.K.	1,000	8,337

Total SA	4,481	287,119

Tullow Oil PLC	1,644	34,308

Woodside Petroleum Ltd.	1,137	47,758

Total		1,908,220

Paper & Forest Products–0.2%
Holmen AB	130	3,316

Nippon Paper Group, Inc.	200	5,107

OJI Paper Co. Ltd.	2,000	8,335

[1]Stora Enso OYJ	1,180	8,270

Svenska Cellulosa AB	1,180	15,761

UPM-Kymmene OYJ	1,080	12,843

Total		53,632

Personal Products–0.5%
Beiersdorf AG	187	12,289

L’Oreal SA	508	56,395

Shiseido Co. Ltd.	700	13,423

Unilever PLC	2,753	88,184

Total		170,291

Pharmaceuticals–4.6%
[1]Actelion Ltd.	205	10,937

Astellas Pharma, Inc.	1,000	37,267

AstraZeneca PLC	3,074	144,541

Chugai Pharmaceutical Co. Ltd.	500	9,320

CSL Ltd.	1,261	36,663

Daiichi Sankyo Co. Ltd.	1,400	29,307

Dainippon Sumitomo Pharma
Co. Ltd.	300	3,134
Eisai Co. Ltd.	500	18,337

[1]Elan Corp. PLC	995	6,136

GlaxoSmithKline PLC	11,007	233,329

H Lundbeck A	100	1,820

Hisamitsu Pharmaceutical Co.,
Inc.	100	3,228
Ipsen SA	63	3,499

Kyowa Hakko Kogyo Co. Ltd.	591	6,220

Merck KGaA	134	12,524

Mitsubishi Tanabe Pharma
Corp.	1,000	12,442
Novartis AG	4,477	243,646

Novo-Nordisk A/S	920	58,857

Ono Pharmaceutical Co. Ltd.	200	8,550

Orion OYJ	168	3,617

Roche Holding AG	1,484	252,172

Sanofi-Aventis	2,224	174,314

Santen Pharmaceutical Co. Ltd.	200	6,398

Shionogi & Co. Ltd.	600	12,982

Shire Ltd.	1,166	22,818

68	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co.
Ltd.	1,600	$65,721
Tsumura & Co.	100	3,222

UCB SA	207	8,667

Total		1,429,668

Real Estate–1.9%
[2]Ascendas Real Estate
Investment Trust	3,000	4,702
[2]British Land Co. PLC	1,930	14,805

[2]CapitaLand Ltd.	5,000	14,821

CapitaMall Trust	5,000	6,345

[1]CapitaMalls Asia Ltd.	3,000	5,428

2CFS Retail Property Trust	3,294	5,575

Cheung Kong Holdings Ltd.	3,000	38,622

[2]Corio NV	102	6,966

2DB RREEF Trust	11,060	8,346

[2]Fonciere des Regions	45	4,602

[2]Gecina SA	33	3,571

2GPT Group	17,888	9,601

[2]Hammerson PLC	1,653	11,233

Hang Lung Group Ltd.	2,000	9,881

[2]Hang Lung Properties Ltd.	4,000	15,627

[2]Henderson Land Development
Co. Ltd.	2,000	14,952
[2]Hysan Development Co. Ltd.	1,166	3,301

2ICADE EMGP	40	3,804

1IMMOEAST Immobilien
Anlagen AG	875	4,796
[2]Japan Prime Realty Investment
Corp.	1	2,072
[2]Japan Real Estate Investment
Corp.	1	7,344
[2]Japan Retail Fund Investment
Corp.	1	4,478
[2]Kerry Properties Ltd.	1,558	7,866

[2]Klepierre SA	186	7,566

[2]Land Securities Group PLC	1,658	18,183

Lend Lease Corp. Ltd.	847	7,714

[2]Liberty International PLC	1,105	9,107

[2]Link Real Estate Investment
Trust (The Link REIT)	4,501	11,407
[2]Macquarie Goodman Group	13,342	7,504

[2]Mirvac Group	5,258	7,310

[2]Mitsubishi Estate Co. Ltd.	3,000	47,607

[2]Mitsui Fudosan Co. Ltd.	2,000	33,602

[2]New World Development Ltd.	5,479	11,182

[2]Nippon Building Fund, Inc.	1	7,580

Nomura Real Estate Holdings,
Inc.	200	2,954
[2]Nomura Real Estate Office
Fund, Inc.	1	5,423
2NTT Urban Development Corp.	2	1,327

[1]Sacyr Vallehermoso SA	153	1,744

[2]Segro PLC	1,630	9,004

[2]Sino Land Co.	4,425	8,587

[2]Stockland Trust Group	4,770	16,752

[2]Sumitomo Realty &
Development Co. Ltd.	1,000	18,765
Sun Hung Kai Properties Ltd.	3,000	44,512

[2]Tokyo Tatemono Co. Ltd.	1,000	3,802

[2]Tokyu Land Corp.	1,000	3,673

[2]Unibail Holding	185	40,721

Westfield Group	4,324	48,193

Wharf Holdings Ltd.	3,250	18,583

Wheelock & Co. Ltd.	2,000	6,137

Total		607,677

Road & Rail–0.6%
Central Japan Railway Co.	3	20,022

ComfortDelgro Corp. Ltd.	4,000	4,655

1DSV A/S	400	7,175

East Japan Railway Co.	700	44,191

Firstgroup PLC	987	6,738

Hankyu Hanshin Holdings, Inc.	2,000	8,884

Keihin Electric Express Railway
Co. Ltd.	1,000	7,329
Keio Corp.	1,000	6,028

Keisei Electric Railway Co. Ltd.	1,000	5,467

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	69

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Road & Rail (continued)
Kintetsu Corp.	3,000	$9,939

MTR Corp.	3,217	11,030

Nippon Express Co. Ltd.	2,000	8,184

Odakyu Electric Railway Co. Ltd.	1,000	7,667

Tobu Railway Co. Ltd.	2,000	10,430

Tokyu Corp.	2,000	7,964

West Japan Railway Co.	4	13,396

Total		179,099

Semiconductor Equipment & Products–0.4%
Advantest Corp.	300	7,798

ASM Pacific Technology	500	4,699

ASML Holding NV	898	30,540

[1]Infineon Technologies AG	2,290	12,641

Murata Manufacturing Co. Ltd.	500	24,700

Nikon Corp.	700	13,812

Seiko Epson Corp.	300	4,816

Shinko Electric Industries	100	1,442

STMicroelectronics NV	1,411	12,793

Sumco Corp.	200	3,520

Tokyo Electron Ltd.	400	25,590

Total		142,351

Software–0.6%
[1]Autonomy Corp. PLC	490	11,956

Dassault Systemes SA	137	7,797

Konami Corp.	200	3,568

Nintendo Co. Ltd.	200	47,436

Oracle Corp. Japan	100	4,145

Sage Group PLC	2,714	9,642

SAP AG	1,820	85,829

Square Enix Co. Ltd.	100	2,099

[1]Trend Micro, Inc.	200	7,605

Total		180,077

Specialty Retail–0.7%
Billabong International Ltd.	385	3,741

Compagnie Financiere
Richemont SA	1,072	35,830
Esprit Holdings Ltd.	2,561	16,854

Fast Retailing Co. Ltd.	100	18,673

Hennes & Mauritz AB	1,080	59,761

Inditex SA	448	27,757

Kingfisher PLC	5,209	19,108

Nitori Co. Ltd.	100	7,444

Sega Sammy Holdings, Inc.	400	4,770

Shimamura Co. Ltd.	100	9,518

USS Co. Ltd.	50	3,038

Yamada Denki Co. Ltd.	180	12,102

Yue Yuen Industrial Holdings
Ltd.	1,500	4,351

Total		222,947

Textiles & Apparel–0.4%
Adidas AG	412	22,242

Asics Corp.	1,000	8,957

Christian Dior SA	132	13,566

Hermes International	115	15,295

LVMH Moet Hennessy Louis
Vuitton SA	520	58,381
Puma AG Rudolf Dassler Sport	12	3,974

Swatch Group AG	64	16,091

Swatch Group AG-Registered
Shares	98	4,681

Total		143,187

Tobacco–0.8%
British American Tobacco PLC	4,223	137,094

Imperial Tobacco Group PLC	2,135	67,333

Japan Tobacco, Inc.	10	33,758

Swedish Match AB	500	10,929

Total		249,114

Trading Companies & Distributors–0.7%
Bunzl PLC	721	7,822

Hitachi High-Technologies
Corp.	100	1,966
Itochu Corp.	3,000	22,071

Marubeni Corp.	4,000	21,786

Mitsubishi Corp.	2,700	67,162

70	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

December 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (continued)
Mitsui & Co. Ltd.	3,600	$50,990

Sojitz Corp.	2,500	4,698

Sumitomo Corp.	2,300	23,161

Toyota Tsusho Corp.	400	5,902

[1]Wolseley PLC	623	12,472

Total		218,030

Transportation Infrastructure–0.5%
Abertis Infraestructuras SA	581	13,109

[1]Asciano Group	5,608	9,048

Auckland International Airport
Ltd.	1,654	2,416
Autostrade SpA	533	13,853

Brisa-Auto Estradas de
Portugal SA	329	3,361
Cintra Concesiones de
Infraestructuras de Transporte SA	980	11,444
Fraport AG Frankfurt Airport
Services Worldwide	78	4,057
Koninklijke Boskalis
Westminster NV	129	4,967
Kuehne & Nagel International AG	111	10,726

Macquarie Airports	1,648	4,447

Macquarie Infrastructure Group	4,918	5,857

[1]Societe Des Autoroutes
Paris-Rhin-Rhone	45	3,447
Transurban Group	2,626	13,001

Vinci SA	932	52,196

Total		151,929

Water Utilities–0.1%
Severn Trent PLC	496	8,671

Suez Environnement SA	564	13,028

Total		21,699

Wireless Telecommunication Services–1.2%
Bouygues SA	463	24,144

Carphone Warehouse Group
PLC	786	2,371

[1]Foxconn International Holdings
Ltd.	4,000	4,594
KDDI Corp.	6	31,656

NTT DoCoMo, Inc.	32	44,598

StarHub Ltd.	1,000	1,524

Vodafone Group PLC	111,545	258,489

Total		367,376

Total Common Stocks–
(Identified Cost $22,821,253)		21,427,474

Preferred Stocks–0.3%
Automobiles–0.1%
Volkswagen AG	218	20,490

Porsche AG	182	11,430

Bayerische Motoren Werke AG	111	3,650

Total		35,570

Electrical Equipment–0.0%
Schindler Holding AG	100	7,663

Health Care Providers & Services–0.1%
Fresenius SE	167	11,934

Household Products–0.1%
Henkel KGaA	369	19,209

Multi-Utilities–0.0%
RWE AG	84	7,494

Total Preferred Stocks–
(Identified Cost $81,131)		81,870

Rights/Warrants–0.0%
Rights/warrants–0.0%
[1]Dowa Mining Co. Ltd. Rights
Exp. 1/29/10	1,000	11
[1]Fonciere Des Regions
Warrants Exp. 12/31/10	45	38
[1]Fortis Rights Exp. 7/4/14	5,010	–

[1]Mediobanca SpA Warrants
Exp. 3/18/11	1,018	158

Total Rights/Warrants–
(Identified Cost $14)		207

Exchange-Traded Funds–28.5%
iShares MSCI Canada Index
Fund	84,505	2,225,017

International Stock Market Portfolio	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	71

Portfolio of investments

	Shares	Value

Exchange-Traded Funds (continued)
iShares MSCI Emerging
Markets Index Fund	161,700	$6,710,550

Total Exchange-Traded Funds–
(Identifed Cost $5,895,643)		8,935,567

Mutual Fund – 1.6%
AIM Prime Fund
(At Net Asset Value)	511,130	511,130

Total Investments–98.7%
(Identified Cost $29,309,171)		30,956,248

Other Assets & Liabilities–Net–1.3%		393,090

Total Net Assets–100.0%		$31,349,338

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).

At December 31, 2009, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

DJEuro Stoxx 50 Index	5	$213,003	March 2010	$6,134

FTSE 100 Index	1	$86,661	March 2010	$1,364

Topix Index	1	$97,164	March 2010	$1,133

MSCI EAFE Index	7	$549,080	March 2010	$2,084

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See Notes to Financial Statements.

72	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Financial Statements

Financial Statements

Statements of assets and liabilities

December 31, 2009 (unaudited)
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Assets:
Investments in securities, at value (identified cost of $79,222,347, $61,127,088 and $29,309,171, respectively)	$80,887,652	$58,334,833	$30,956,248
Cash denominated in foreign currency (identified cost $381,236)	–	–	378,190
Margin deposits at broker (identified cost $117,264)	–	–	119,201
Dividend and interest receivable	613,551	76,075	38,402
Receivable from adviser	15,033	7,580	13,799
Receivable for investments sold	1,086,987	–	6,106
Receivable for futures daily variation margin	–	–	10,756
Receivable for fund shares sold	863,746	–	–

Total assets	$83,466,969	$58,418,488	$31,522,702

Liabilities:
Payable for investments purchased	4,221,257	–	78
Payable for fund shares redeemed	11,322	557,240	112,863
Payable for futures daily variation margin	–	9,100	–
Payable for open foreign exchange contracts	–	–	15,805
Accrued portfolio accounting fees (Note 6)	7,548	8,884	13,450
Accrued administration fees (Note 6)	2,331	1,715	927
Accrued transfer and dividend disbursing agent fees and expenses (Note 6)	667	667	667
Accrued audit fees	10,518	10,518	11,018
Accrued insurance fees	7,961	4,627	2,441
Accrued printing and postage expenses	3,963	3,963	3,963
Accrued legal fees	1,471	1,471	1,471
Accrued miscellaneous expense	8,231	8,337	10,681

Total liabilities	4,275,269	606,522	173,364

Net assets	$79,191,700	$57,811,966	$31,349,338

Net assets consist of:
Paid-in capital	$77,519,208	$64,375,290	$32,816,870
Net unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	1,665,305	(2,773,851)	1,629,979
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	10,927	(3,942,489)	(3,040,605)
Undistributed (distributions in excess of) net investment income	(3,740)	153,016	(56,906)

Net assets	$79,191,700	$57,811,966	$31,349,338

Shares of beneficial interest outstanding	7,718,746	6,498,790	3,350,947

Net asset value per share	$10.26	$8.90	$9.36

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	73

Statements of operations

Six months ended December 31, 2009 (unaudited)
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Investment income:
Dividends (net of taxes withheld of $0, $29 and $12,004, respectively)	$–	$534,937	$274,008
Interest	1,535,831	5,352	119

Total investment income	$1,535,831	$540,289	$274,127

Expenses:
Investment adviser fee (Note 6)	18,523	13,426	7,346
Administration fees (Note 6)	12,966	9,398	5,142
Transfer and dividend disbursing agent fees and expenses (Note 6)	2,000	2,000	2,000
Trustees’ fees	10,000	10,000	10,000
Audit fees	11,345	11,345	11,845
Legal fees	18,208	18,208	18,208
Portfolio accounting fees (Note 6)	54,412	42,523	64,136
Printing and postage expenses	4,381	4,381	4,381
Insurance expense	7,961	4,627	2,442
Miscellaneous	5,197	5,305	6,819

Total expenses	$144,993	$121,213	$132,319

Waivers and reimbursements (Note 6):
Waiver of investment adviser fee	(18,523)	(13,426)	(7,346)
Reimbursement of expenses by investment adviser	(33,853)	(40,656)	(80,889)

Total waivers and reimbursements	$(52,376)	$(54,082)	$(88,235)

Net expenses	92,617	67,131	44,084

Net investment income	1,443,214	473,158	230,043

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments and foreign currency transactions	150,782	(860,593)	(306,343)
Net realized gain on futures contracts	–	124,709	123,240
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	914,939	11,052,185	5,806,787

Net realized and unrealized gain (loss) on investments, translation of assets and liabilities in foreign currency and futures contracts	1,065,721	10,316,301	5,623,684

Change in net assets resulting from operations	$2,508,935	$10,789,459	$5,853,727

See Notes to Financial Statements.

74	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of changes in net assets

	U.S. Bond Market Portfolio
	Six months ended 12/31/09 (unaudited)	Year ended 6/30/09

Increase (decrease) in net assets
Operations:
Net investment income	$1,443,214	$2,785,452
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	150,782	104,785
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	914,939	678,208

Change in net assets resulting from operations	2,508,935	3,568,445

Distributions to shareholders:
From net investment income	(1,480,526)	(2,797,073)
From net realized gains on investments	(196,480)	(57,686)

Change in net assets resulting from distributions to shareholders	(1,677,006)	(2,854,759)

Share transactions:
Proceeds from sales of shares	13,616,269	21,521,478
Net asset value of shares issued on reinvestment of dividends	1,677,006	2,854,760
Cost of shares redeemed	(3,142,694)	(22,989,283)

Change in net assets resulting from share transactions	12,150,581	1,386,955

Change in net assets	12,982,510	2,100,641

Net assets:
Beginning of period	$66,209,190	$64,108,549

End of period	$79,191,700	$66,209,190

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,740)	$33,572

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	75

U.S. Stock Market Portfolio		International Stock Market Portfolio
Six months ended 12/31/09 (unaudited)	Year ended 6/30/09	Six months ended 12/31/09 (unaudited)	Year ended 6/30/09

$473,158	$959,118	$230,043	$656,475

(735,884)	(2,964,812)	(183,103)	(2,746,124)

11,052,185	(11,289,643)	5,806,787	(5,333,094)

10,789,459	(13,295,337)	5,853,727	(7,422,743)

(325,997)	(928,191)	(288,523)	(686,045)
–	(154,427)	–	(15,298)

(325,997)	(1,082,618)	(288,523)	(701,343)

5,651,365	14,611,660	2,430,924	8,816,114
325,997	1,082,618	288,523	701,342
(4,239,331)	(7,446,130)	(1,883,579)	(3,666,812)

1,738,031	8,248,148	835,868	5,850,644

12,201,493	(6,129,807)	6,401,072	(2,273,442)

$45,610,473	$51,740,280	$24,948,266	$27,221,708

$57,811,966	$45,610,473	$31,349,338	$24,948,266

$153,016	$5,855	$(56,906)	$1,574

76	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial highlights

(For a share outstanding throughout the period)

	U.S. Bond Market Portfolio
	Six months ended 12/31/09 (unaudited)	Year ended 6/30/09	Year ended 6/30/08	Year ended 6/30/07	Year ended 6/30/06[1]
Net asset value, beginning of period	$10.12	$9.98	$9.77	$9.70	$10.00
Income from investment operations:
Net investment income (loss)	0.20	0.44	0.48	0.49	0.19
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.18	0.15	0.22	0.07	(0.30)

Total from investment operations	0.38	0.59	0.70	0.56	(0.11)

Less distributions:
From net investment income	(0.21)	(0.44)	(0.49)	(0.49)	(0.19)
From net realized gains on investments	(0.03)	(0.01)	–	–	–

Total distributions	(0.24)	(0.45)	(0.49)	(0.49)	(0.19)

Net asset value, end of period	$10.26	$10.12	$9.98	$9.77	$9.70

Total return[2,3]	3.69%	6.12%	7.20%	5.78%	(1.05)%

Ratios to average net assets:
Net expenses	0.25%[4]	0.25%	0.25%	0.25%	0.25%[4]
Net investment income	3.90%[4]	4.46%	4.82%	4.99%	4.71%[4]
Expense waiver/reimbursement[5]	(0.14)%[4]	(0.18)%	(0.18)%	(0.40)%	(0.92)%[4]

Supplemental data:
Net assets, end of period (000 omitted)	$79,192	$66,209	$64,109	$47,760	$27,968
Portfolio turnover	34%	88%	62%	91%	112%

[1]  For the period from December 30, 2005 (inception date) to June 30, 2006.

[2]  Total returns for periods of less than one year are not annualized.

[3]  Total returns reflect waivers and/or expense reimbursements. Without these waivers and/or reimbursements, total return would have been lower.

[4]  Computed on an annualized basis.

[5]  This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	77

Financial highlights

(For a share outstanding throughout the period)

	U.S. Stock Market Portfolio
	Six months ended 12/31/09 (unaudited)	Year ended 6/30/09	Year ended 6/30/08	Year ended 6/30/07	Year ended 6/30/06[1]
Net asset value, beginning of period	$7.27	$10.15	$11.91	$10.08	$10.00
Income from investment operations:
Net investment income (loss)	0.07	0.16	0.18	0.18	0.07
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.61	(2.85)	(1.63)	1.84	0.08

Total from investment operations	1.68	(2.69)	(1.45)	2.02	0.15

Less distributions:
From net investment income	(0.05)	(0.16)	(0.18)	(0.17)	(0.07)
From net realized gains on investments	–	(0.03)	(0.13)	(0.02)	–

Total distributions	(0.05)	(0.19)	(0.31)	(0.19)	(0.07)

Net asset value, end of period	$8.90	$7.27	$10.15	$11.91	$10.08

Total return[2,3]	23.13%	(26.49)%	(12.35)%	20.23%	1.52%

Ratios to average net assets:
Net expenses	0.25%[4]	0.25%	0.25%	0.25%	0.25%[4]
Net investment income	1.76%[4]	2.24%	1.70%	1.67%	1.69%[4]
Expense waiver/reimbursement[5]	(0.20)%[4]	(0.35)%	(0.25)%	(0.53)%	(1.34)%[4]

Supplemental data:
Net assets, end of period (000 omitted)	$57,812	$45,610	$51,740	$45,587	$25,669
Portfolio turnover	6%	14%	10%	5%	1%

[1]  For the period from December 30, 2005 (inception date) to June 30, 2006.

[2]  Total returns for periods of less than one year are not annualized.

[3]  Total returns reflect waivers and/or expense reimbursements. Without these waivers and/or reimbursements, total return would have been lower.

[4]  Computed on an annualized basis.

[5]  This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes to Financial Statements.

78	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial highlights

(For a share outstanding throughout the period)

	International Stock Market Portfolio
	Six months ended 12/31/09 (unaudited)	Year ended 6/30/09	Year ended 6/30/08	Year ended 6/30/07	Year ended 6/30/06[1]
Net asset value, beginning of period	$7.66	$11.08	$13.00	$10.53	$10.00
Income from investment operations:
Net investment income (loss)	0.07	0.22	0.40	0.31	0.20
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.72	(3.40)	(1.75)	2.54	0.50

Total from investment operations	1.79	(3.18)	(1.35)	2.85	0.70

Less distributions:
From net investment income	(0.09)	(0.23)	(0.39)	(0.34)	(0.17)
From net realized gains on investments	–	(0.01)	(0.18)	(0.04)	–

Total distributions	(0.09)	(0.24)	(0.57)	(0.38)	(0.17)

Net asset value, end of period	$9.36	$7.66	$11.08	$13.00	$10.53

Total return[2,3]	23.35%	(28.75)%	(10.62)%	27.41%	7.10%

Ratios to average net assets:
Net expenses	0.30%[4]	0.30%	0.30%	0.30%	0.30%[4]
Net investment income	1.57%[4]	3.00%	2.86%	2.72%	4.03%[4]
Expense waiver/reimbursement[5]	(0.60)%[4]	(1.01)%	(0.75)%	(0.90)%	(1.59)%[4]

Supplemental data:
Net assets, end of period (000 omitted)	$31,349	$24,948	$27,222	$27,279	$18,673
Portfolio turnover	4%	25%	12%	4%	3%

[1]  For the period from December 30, 2005 (inception date) to June 30, 2006.

[2]  Total returns for periods of less than one year are not annualized.

[3]  Total returns reflect waivers and/or expense reimbursements. Without these waivers and/or reimbursements, total return would have been lower.

[4]  Computed on an annualized basis.

[5]  This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes to Financial Statements.

Notes to Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	79

Notes to Financial Statements

(unaudited)

1. Organization

The U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio (the “Portfolios”) are each a series of AARP Portfolios (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolios inception date was December 30, 2005.

The investment objective of the U.S. Bond Market Portfolio is to seek to produce the returns provided by the Barclays Capital Aggregate Bond Index® as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the U.S. Stock Market Portfolio is to seek to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index® as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the International Stock Market Portfolio is to seek to produce the returns provided by the MSCI All Country World Index, excluding the U.S. Index® as closely as possible, before deduction of expenses of the Portfolio.

The Portfolios are used as investment vehicles for the AARP Funds and are not available to the public. Accordingly, the only shareholders in the Portfolios are AARP Funds and AARP, which provided a $45 million (value of $49.1 million at December 31, 2009) initial investment for the Portfolios. The initial investment was provided to facilitate the efficient operation of the Portfolios; without this funding, it is anticipated that the Portfolios’ operation could be adversely impacted.

AARP Financial Inc. (AFI) and AARP Services, Inc. (ASI) are exploring strategic options for the AARP Funds (Funds) with a view of expanding the range of financial services and products available to Fund shareholders and other AARP members. Such options could include a revised operating structure for the Funds with a continued connection to AARP or the merger of the Funds into other funds with no connection to AARP. No recommendation has been made to the Funds’ Board of Trustees. If and when any such recommendation is made, the Funds’ Trustees would make an independent evaluation of the recommendation. No changes in the daily operations of the Funds are expected while AFI and ASI are evaluating strategic options. One or more of the Funds’ officers could change during that time.

2. Significant accounting policies

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

80	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

(unaudited)

INVESTMENT VALUATION

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings. Short-term investments with a maturity at issuance, or a remaining maturity at the time of purchase, of 60 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolios’ pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the Board of Trustees of AARP Portfolios to represent fair value. An investments valuation may differ depending on the method used and factors considered in determining value pursuant to the Portfolios fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in each Portfolio and, in accordance with procedures adopted by the Portfolio’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring. The International Stock Market Portfolio may use a fair valuation model to value international equity securities in determining net asset value in order to adjust for events which may occur between the close of foreign exchanges and the close of trading on the New York Stock Exchange.

The Portfolios adopted Fair Value Measurements effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. There is three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar events, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Notes to Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	81

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolios’ investments carried at value:

U.S. Bond Market Portfolio (unaudited)

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-Backed Securities	$–	$274,462	$–	$274,462
Corporate Bonds
Consumer Discretionary	–	1,494,992	–	1,494,992
Consumer Staples	–	537,983	–	537,983
Energy	–	1,529,451	–	1,529,451
Financials	–	6,791,597	–	6,791,597
Health Care	–	940,297	–	940,297
Industrials	–	1,403,243	–	1,403,243
Information Technology	–	405,104	–	405,104
Materials	–	329,280	–	329,280
Telecommunication Services	–	738,559	–	738,559
Utilities	–	1,081,295	–	1,081,295
Total Corporate Bonds	–	15,251,801	–	15,251,801
International Debt	–	3,933,007	–	3,933,007
Mortgage-Backed Securities	–	28,906,881	–	28,906,881
U.S. Treasury
U.S. Treasury Bonds	2,872,852	–	–	2,872,852
U.S. Treasury Notes	17,192,485	–	–	17,192,485
Total U.S. Treasury	20,065,337	–	–	20,065,337
U.S. Government Agencies	6,042,980	59,199	–	6,102,179
Commercial Mortgage-Backed Securities	–	2,621,845	–	2,621,845
Municipal Bonds	–	401,954	–	401,954
Mutual Fund	3,330,186	–	–	3,330,186
Total Investments	$29,438,503	$51,449,149	$–	$80,887,652

U.S. Stock Market Portfolio (unaudited)

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Consumer Discretionary	$6,439,215	$–	$–	$6,439,215
Consumer Staples	4,913,426	–	–	4,913,426
Energy	5,920,537	–	–	5,920,537
Financials	9,028,429	–	–	9,028,429
Health Care	7,057,666	–	–	7,057,666
Industrials	6,819,365	–	–	6,819,365
Information Technology	10,665,856	–	–	10,665,856

82	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

(unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Materials	$2,407,738	$–	$–	$2,407,738
Telecommunication Services	1,780,659	–	–	1,780,659
Utilities	2,462,366	–	–	2,462,366
Total Common Stocks	57,495,257	–	–	57,495,257
Mutual Funds	759,579	–	–	759,579
U.S. Treasury	79,997	–	–	79,997
Total Investments	58,334,833	–	–	58,334,833
Futures	18,404	–	–	18,404
Total Financial Instruments	$18,404	$–	$–	$18,404

International Stock Market Portfolio (unaudited)

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Aerospace & Defense	$–	$158,162	$–	$158,162
Air Freight & Couriers	–	78,868	–	78,868
Airlines	–	44,013	–	44,013
Auto Components	–	133,331	–	133,331
Automobiles	–	686,993	–	686,993
Banks	–	3,286,682	–	3,286,682
Beverages	–	414,030	–	414,030
Biotechnology	–	4,739	–	4,739
Building Products	–	107,386	–	107,386
Chemicals	–	680,580	–	680,580
Commercial Services & Supplies	–	170,881	–	170,881
Communications Equipment	–	174,644	–	174,644
Computers & Peripherals	–	107,454	–	107,454
Construction & Engineering	–	152,523	–	152,523
Construction Materials	–	172,962	–	172,962
Containers & Packaging	–	28,353	–	28,353
Distributors	–	99,116	–	99,116
Diversified Financials	–	665,325	–	665,325
Diversified Telecommunication Services	–	869,434	–	869,434
Electric Utilities	–	746,377	–	746,377
Electrical Equipment	–	457,813	–	457,813
Electronic Equipment & Instruments	–	216,291	–	216,291
Energy Equipment & Services	–	81,479	–	81,479
Food & Drug Retailing	–	431,925	–	431,925
Food Products	–	683,995	–	683,995
Gas Utilities	–	155,481	–	155,481
Health Care Equipment & Supplies	–	243,682	–	243,682
Health Care Providers & Services	–	47,427	–	47,427

Notes to Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	83

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Hotels Restaurants & Leisure	$5,194	$150,931	$–	$156,125
Household Durables	–	273,918	–	273,918
Household Products	–	47,383	–	47,383
Industrial Conglomerates	–	177,550	–	177,550
Insurance	–	901,352	–	901,352
Internet & Catalog Retail	–	17,289	–	17,289
Internet Software & Services	–	56,262	–	56,262
IT Consulting & Services	–	49,699	–	49,699
Leisure Equipment & Products	–	61,802	–	61,802
Machinery	–	401,644	–	401,644
Marine	–	70,222	–	70,222
Media	–	307,600	–	307,600
Metals & Mining	–	1,384,219	–	1,384,219
Multi-Line Retail	–	120,585	–	120,585
Multi-Utilities	–	132,802	–	132,802
Office Electronics	–	123,779	–	123,779
Oil & Gas	–	1,908,220	–	1,908,220
Paper & Forest Products	–	53,632	–	53,632
Personal Products	–	170,291	–	170,291
Pharmaceuticals	2,318	1,427,350	–	1,429,668
Real Estate	5,428	602,249	–	607,677
Road & Rail	–	179,099	–	179,099
Semiconductor Equipment & Products	–	142,351	–	142,351
Software	–	180,077	–	180,077
Specialty Retail	–	222,947	–	222,947
Textiles & Apparel	–	143,187	–	143,187
Tobacco	–	249,114	–	249,114
Trading Companies & Distributors	–	218,030	–	218,030
Transportation Infrastructure	–	151,929	–	151,929
Water Utilities	–	21,699	–	21,699
Wireless Telecommunication Services	–	367,376	–	367,376
Total Common Stocks	12,940	21,414,534	–	21,427,474
Preferred Stocks
Automobiles	–	35,570	–	35,570
Electrical Equipment	–	7,663	–	7,663
Health Care Providers & Services	–	11,934	–	11,934
Household Products	–	19,209	–	19,209
Multi-Utilities	–	7,494	–	7,494
Total Preferred Stocks	–	81,870	–	81,870
Rights	–	11	–	11
Warrants	196	–	–	196
Mutual Funds
Cash Equivalent	511,130	–	–	511,130
Exchange-Traded Funds	8,935,567	–	–	8,935,567
Total Mutual Funds	9,446,697	–	–	9,446,697
Total Investments	9,459,833	21,496,415	–	30,956,248

84	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

(unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Futures	$10,715	$–	$–	$10,715
Foreign Exchange Contracts	(15,805)	–	–	(15,805)
Total Financial Instruments	$(5,090)	$–	$–	$(5,090)

REPURCHASE AGREEMENTS

The Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the custodian, on behalf of a Portfolio, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. However, in the event of a counterparty default, retention of the collateral may be subject to legal proceedings. As of December 31, 2009, there were no repurchase agreements held in the Portfolios.

SECURITIES TRANSACTIONS, INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Portfolio was notified of the dividend. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Portfolio and therefore are charged accordingly. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

FUTURES CONTRACTS

The U.S. Stock Market Portfolio and the International Stock Market Portfolio purchase and sell stock index futures contracts to fulfill their investment objectives when direct investment would otherwise not be practical, such as when cash positions are small. Upon entering into a stock index futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued at the daily quoted

Notes to Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	85

settlement price or at the mean between the bid and asked price if the last sale is not available. Unrealized gains or losses are recorded in a “variation margin” account. Daily, the U.S. Stock Market Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. The International Stock Market Portfolio payable for daily variation margin on the Asset and Liabilities page reflects the cumulative unrealized gain/loss position on current future transactions. When a contract is closed, the Portfolio recognizes a realized gain or loss. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended December 31, 2009, U.S. Stock Market Portfolio and International Stock Market Portfolio had realized net gains on futures contracts of $124,709 and $123,240, respectively.

FOREIGN EXCHANGE CONTRACTS

The International Stock Market Portfolio enters into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Portfolio enters into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Portfolio’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At December 31, 2009, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized Depreciation

Contracts Purchased
3/31/2010	200,000 EUR	293,031 USD	$286,637	$(6,394)
3/31/2010	64,000 GBP	104,277 USD	103,391	(886)
3/31/2010	15,200,000 JPY	171,884 USD	163,359	(8,525)

Unrealized depreciation on foreign exchange contracts				$(15,805)

86	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

(unaudited)

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Stock Market Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Portfolio or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Portfolios’ Board of Trustees. The Portfolios will not incur any registration costs upon such resales. The Portfolios’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Portfolios’ Board of Trustees.

Notes to Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	87

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments as of December 31, 2009 (unaudited)

U.S. Stock Market Portfolio

	Asset		Liability

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$–	Payable for daily variation margin	$(18,404	)*

International Stock Market Portfolio

	Asset			Liability

	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$10,715	*	Payable for daily variation margin	$–
Foreign exchange contracts	Receivable for foreign exchange contracts	$–		Payable for foreign exchange contracts	$(15,805)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. The current day’s variation margin is reported within the receivables or payables of the Statement of Asset and Liabilities. The fair value margin reflects all current open futures cumulative gain/loss on open futures positions.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

U.S. Stock Market Portfolio	Futures

Equity contracts	$124,709

AARP International Stock Market Portfolio	Forward Currency Commitments	Futures	Total

Equity contracts	$–	$123,240	$123,240
Foreign exchange contracts	$8,964	$–	$8,964
Total	$8,964	$123,240	$132,204

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

U.S. Stock Market Portfolio	Futures

Equity contracts	$38,030

International Stock Market Portfolio	Forward Currency Commitments	Futures	Total

Equity contracts	$—	$34,545	$34,545
Foreign exchange contracts	$(16,102)	$—	$(16,102)
Total	$(16,102)	$34,545	$18,443

The derivative activity at year end is an indication of the volume of derivative activity throughout the year.

88	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

(unaudited)

FEDERAL TAXES

The Portfolios intend to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

Management has analyzed the Portfolios’ tax position taken on federal income tax returns for all open years and has concluded that as of December 31, 2009, no provision for income taxes would be required in the Portfolios’ financial statements. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the state of Delaware.

CUSTODIAN FEES

Custodian fees are included in “Portfolio accounting fees” in the Statements of Operations and may include interest expense incurred by the Portfolios on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolios pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolios at a rate equal to the Federal Funds Rate plus 2.00%. For the six months ended December 31, 2009, the U.S. Bond Market Portfolio paid $24 in overdraft fees, the U.S. Stock Market Portfolio paid $8 in overdraft fees and the International Stock Market Portfolio paid $0 in overdraft fees.

INDEMNIFICATIONS

The Portfolios’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolios. In the normal course of business, the Portfolios may also enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolios. The risk of material loss from such claims is considered remote.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Income

Notes to Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	89

distributions, if any, are declared and paid quarterly by the U.S. Stock Market Portfolio and International Stock Market Portfolio, and are paid monthly by the U.S. Bond Market Portfolio. Capital gains distributions, if any, are declared and paid annually by the Portfolios.

SUBSEQUENT EVENTS

The Portfolios have evaluated the need for disclosures and/or adjustments resulting from subsequent events through February 28, 2010, the date the financials were issued. This evaluation did not uncover in any subsequent events that necessitated disclosures and/or adjustments.

3. Capital share transactions

The Portfolios have authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest are as follows:

	Six Months Ended December 31, 2009	Year Ended June 30, 2009

U.S. Bond Market Portfolio
Shares sold	1,319,506	2,150,676
Dividends and/or distributions reinvested	162,592	286,366
Shares redeemed	(304,146)	(2,319,527)
Net increase	1,177,952	117,515

U.S. Stock Market Portfolio
Shares sold	688,731	2,035,070
Dividends and/or distributions reinvested	37,535	151,069
Shares redeemed	(504,506)	(1,005,288)
Net increase	221,760	1,180,851

International Stock Market Portfolio
Shares sold	274,829	1,214,155
Dividends and/or distributions reinvested	31,147	91,817
Shares redeemed	(212,056)	(505,129)
Net increase	93,920	800,843

4. Purchases and sales of securities

The aggregate cost of purchases and proceeds from sales of securities for the six months ended December 31, 2009, excluding U.S. Government and short-term obligations were as follows:

Portfolio Name	Purchases	Sales

U.S. Bond Market Portfolio	$4,166,622	$972,997
U.S. Stock Market Portfolio	$5,433,142	$3,008,662
International Stock Market Portfolio	$1,835,642	$1,253,190

90	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

(unaudited)

The aggregate cost of purchases and proceeds from sales of U.S. government securities for U.S. Bond Market Portfolio, for the six months ended December 31, 2009 was $31,495,275 and $21,121,494, respectively.

5. Federal income tax information

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009, are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Portfolio name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

U.S. Bond Market Portfolio	$79,222,347	$2,300,056	$(634,751)	$1,665,305
U.S. Stock Market Portfolio	$61,127,088	$6,350,163	$(9,142,418)	$(2,792,255)
International Stock Market Portfolio	$29,309,171	$5,501,920	$(3,854,843)	$1,647,077

At June 30, 2009, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Portfolio Name	2017

U.S. Stock Market Portfolio	$150,887
International Stock Market Portfolio	$163,356

Notes to Financial Statements	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	91

6. Fees and other transactions with affiliates

MANAGEMENT AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated (“AARP Financial”) which delegates to AARP Financial the responsibility to manage the investment activities of the Portfolios, including the overall investment program of the Portfolios. AARP Financial is also responsible for overseeing the Portfolios’ sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which manages the day-to-day investments of the Portfolios’ assets. Each Portfolio pays to AARP Financial an annual fee of 0.05% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. For the six months ended December 31, 2009, the effective management fee rates are as shown below:

Portfolio name	Effective management fee percentage (prior to waiver/reimbursement at AARP Funds level)	Effective management fee percentage (after waiver/reimbursement at AARP Funds level)

U.S. Bond Market Portfolio	0.05%	0.00%
U.S. Stock Market Portfolio	0.05%	0.00%
International Stock Market Portfolio	0.05%	0.00%

For the six months ended December 31, 2009, AARP Financial contractually waived/reimbursed the following fees.

Portfolio name	Management fee waiver	Reimbursement of other operating expenses

U.S. Bond Market Portfolio	$18,523	$33,853
U.S. Stock Market Portfolio	$13,426	$40,656
International Stock Market Portfolio	$7,346	$80,889

Had AARP Financial not waived/reimbursed these fees, returns for the Portfolios would have been lower.

ADMINISTRATION FEES

As the Portfolios’ administrator, AARP Financial provides the Portfolios with general administrative duties associated with the day-to-day operations of the Portfolios and monitors and coordinates the activities of the other service providers to the Portfolios. For its administrative services, AARP Financial is entitled to receive an annual fee of .035% of each Portfolio’s average daily net assets.

92	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

(unaudited)

SUB-ADMINISTRATION AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, custodian and fund accounting agent for the Portfolios. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Portfolios’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the custody agreement, (which includes fund accounting services) each Portfolio pays to State Street an annual fee at the rate of 0.0075% of the first $2 billion of the Portfolio’s average daily net assets and 0.0025% of the Portfolio’s average daily net assets over $2 billion, plus out of pocket expenses.

Each Portfolio pays to State Street an annual fee at the rate of $4,000 for transfer agency services. State Street has in turn delegated transfer agency services to its affiliate, Boston Financial Data Services, Inc.

TRUSTEE COMPENSATION

The Trust is supervised by a Board of Trustees, (the “Board”). The Board represents the interests of the Portfolios and their shareholders. The Board meets periodically throughout the year to oversee the Portfolios’ activities. The Board consists of four “Independent Trustees” and one Trustee who is affiliated with the Investment Adviser to the Portfolios (“Interested Trustee”). The Interested Trustee and Officers of the Trust do not receive any compensation from the Portfolios for their service on the Board. The compensation of the Independent Trustees consists of an annual retainer paid quarterly. Compensation paid by the Portfolios to the Independent Trustees is included in the Portfolios’ Statements of Operations. The aggregate compensation paid to the Trustees for both the AARP Funds and Portfolios was $80,000, $50,000 and $30,000 respectively, for the six months ended December 31, 2009.

AARP Portfolios–Supplemental Information	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	93

AARP Portfolios—

Supplemental Information

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the AARP Portfolios relating to portfolio securities and information regarding how AARP Financial voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available on our web site at www.aarpfunds.com and, without charge, upon request, by calling us at 1-800-958-6457. Such information for the AARP Portfolios is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at 1-800-958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

Statement regarding availability of quarterly portfolio schedule

The Portfolios will file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year (commencing with the quarter ended March 31, 2006) on Form N-Q which will be available on the SEC’s website at www.sec.gov. Additionally, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call 1-800-SEC-0330.

Basis for Board Approval of Continuation of Investment Advisory Contracts

The Board, at a meeting on November 11, 2009, approved the continuance of the Trust’s Investment Advisory Agreement with AARP Financial and Investment Sub-Advisory Agreement with SSgA FM (collectively “Agreements”). In approving the Agreements, the Board evaluated, among other things, written and oral information provided by AARP Financial and SSgA FM in response to requests of outside counsel to the Trust and the independent Trustees of the Trust on behalf of the Board.

The Board determined, in its business judgment, that the advisory fee rate and the sub-advisory fee rate were each fair and reasonable in light of the services provided and in the best interest of the Portfolios and the shareholders of each and approved the continuance of the Agreements. The Board did so based on various factors bearing on the

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AARP Portfolios—

Supplemental Information

(continued)

nature, scope, quality, cost and profitability of the services to be provided by the Adviser and the Sub-Adviser and on various conclusions reached regarding those factors.

Special Facts and Circumstances

The Board members, including the independent members, considered the following special facts and circumstances relating to the Funds and Portfolios in evaluating the continuance of the respective advisory contracts:

•

AARP created the Funds (together with the underlying AARP Portfolios) based on principles developed and recommended by a high-level, independent Economic Security Solutions Group, which principles include low fees, index-based investment management, automatic rebalancing and limited choices;

•	AARP created the Funds to encourage investors to save for retirement by allowing accounts to be opened with very low minimums;

•	each Fund invests exclusively (or in the case of the AARP Income Fund, principally) in shares of other mutual funds, such as index funds or a master fund;

•	each Fund has a low level of assets, and has not reached a “break-even point;”

•

AFI has agreed to cap the expenses of each Fund and each Portfolio, with the result that AFI has waived the investment advisory fee payable by each Fund, paid the investment sub-advisory fee payable to the investment sub-adviser by each Fund and each Portfolio other than the AARP Money Market Fund, and reimbursed a significant portion of the operating expenses of each Fund;

•	AFI is reviewing the operations of the Trusts in order to determine the best course of action for AARP and its members consistent with the best interest of shareholders of the Trusts;

•	the Funds and Portfolios had high gross expenses due to their relatively small assets bases and not due to high fees; and

•	each Fund and Portfolio, by virtue of its relationship with AARP, has been able to establish arrangements with experienced mutual fund service providers,

AARP Portfolios–Supplemental Information	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	95

Services, Fees and Benefits

The Board members, including the independent members, considered the following factors, and reached the following conclusions, relating to the Funds and Portfolios in evaluating the continuance of the advisory agreements:

•

the nature and scope of the advisory services that AFI provided to the Trusts and the investment sub-advisory services that SSgA FM provided to the Trusts, concluding that the nature and scope of the services were adequate and satisfactory;

•

the quality of the services that AFI and SSgA FM provided to the Trusts (as evaluated by each Fund’s and each Portfolio’s investment performance and expenses), on both absolute and comparative bases, over current and historical periods, including comparisons with a benchmark index and certain industry peer data from an independent source, concluding that the quality of the services was adequate and satisfactory;

•

data regarding the investment advisory fee rate and investment sub-advisory fee rate (and expenses) for each Fund and each Portfolio, on both an absolute and comparative basis, concluding that the investment advisory and investment sub-advisory fees (as well as other expenses) of each Fund and each Portfolio are within the range paid by funds deemed to be comparable by an independent source;

•

advice received from AFI that, while the investment advisory fee rate for each Fund and each Portfolio does not have break-points, (i) the Funds and Portfolios had not yet attained asset levels that would result in economies of scale, (ii) the investment sub-advisory agreement with SSgA FM for the Funds and Portfolios provides for break-points, and (iii) AFI would be willing to consider break-points based on greater asset levels of the Funds and Portfolios, concluding that neither AFI nor SSgA FM was currently in a position to realize economies of scale that could be passed on to Trusts shareholders;

•

the fact that AFI or AARP may derive benefits by having the Trusts available for marketing in connection with other investment or retirement programs that may be subject to fees and charges payable to AFI or AARP, concluding that such benefits were consistent with the mission of AARP, at best would be difficult to quantify, and did not appear to be inconsistent with the best interests of each Fund and each Portfolio; and

96	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	AARP Portfolios–Supplemental Information

AARP Portfolios—

Supplemental Information

(continued)

•

information about the processes and procedures of SSgA FM regarding such matters, among others, as code of ethics, trading practices (e.g., brokerage allocation, soft dollars, use of affiliated brokers, trades between Portfolios, bunching, and allocation of investment opportunities), regulatory compliance, disaster recovery planning, and SSgA FM’s D&O/E&O insurance policies, and information set out in the Form ADV filed with the SEC by SSgA FM and the most recent Form 10K filed by SSgA FM’s parent, State Street Corporation, concluding that there was no information that appeared inconsistent with the continuance of the investment sub-advisory arrangement with SSgA FM.

Investment Performance

The Board members considered the investment performance of each Fund on an absolute basis and risk adjusted basis for the 12 months ended September 30, 2009. The investment performance of the Portfolios was reviewed on an absolute basis since risk-adjusted metrics for the Portfolios (as well as the Money Market Fund) were not available. The Board also considered the investment performance of each Fund and each Portfolio, as compared to: (i) its benchmark index (“benchmark”) on an absolute basis and (ii) comparable funds or peers. The Board considered the fact that each Fund’s and each Portfolio’s investment performance was net of expenses, while a benchmark does not reflect any expenses. The Board also considered the fact that the AARP Aggressive Fund, AARP Moderate Fund, AARP Conservative Fund and the AARP Income Fund, unlike their respective peers, invest in index funds, rather than actively managed funds.

AARP Aggressive Fund. The Fund underperformed its benchmark, but outperformed both its Morningstar peer group median and its Lipper Growth peer group median on a total return basis for the 12 months ended September 30, 2009. The Board noted that the Fund also outperformed its Morningstar peer group on a certain risk adjusted basis (Sharpe ratio) for this period.

AARP Moderate Fund. The Fund nearly matched its benchmark and outperformed both its Morningstar peer group median and its Lipper Moderate Allocation peer group median on a total return basis for the 12 months ended September 30, 2009. The Board noted that the Fund also outperformed its Morningstar peer group median on a certain risk adjusted basis (Sharpe ratio) for this period.

AARP Conservative Fund. The Fund nearly matched its benchmark and outperformed its Morningstar peer group median on a total return

AARP Portfolios–Supplemental Information	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	97

basis for the 12 months ended September 30, 2009. However, the Fund slightly underperformed its Lipper Conservative Allocation peer group median on a total return basis for the 12 months ended September 30, 2009. The Board noted that the Fund also outperformed its Morningstar peer group median on a certain risk adjusted basis (Sharpe ratio) for this period.

AARP Income Fund. The Fund slightly underperformed its benchmark, but matched its Morningstar peer group median on a total return basis for the 12 months ended September 30, 2009. The Fund underperformed its Lipper Investment Grade Bond peer group median on a total return basis for the 12 months ended September 30, 2009. The Board noted that the Fund also outperformed its Morningstar peer group median on a certain risk adjusted basis (Sharpe ratio) for this period.

AARP Money Market Fund. The Fund outperformed its Morningstar peer group median and its Lipper Taxable Money Market peer group on a yield basis for the 12 months ended September 30, 2009. The Board noted that risk adjusted performance measures (Sharpe ratio) were not available for the Fund.

U.S. Stock Market Portfolio. The Portfolio nearly matched its benchmark and outperformed its Morningstar peer group median on a total return basis for the 12 months ended September 30, 2009. The Board noted that risk adjusted performance measures (Sharpe ratio) were not available for the Portfolio.

International Stock Market Portfolio. The Portfolio underperformed its benchmark, but outperformed its Morningstar peer group median on a total return basis for the 12 months ended September 30, 2009. The Board noted that risk adjusted performance measures (Sharpe ratio) were not available for the Portfolio.

U.S. Bond Market Portfolio. The Portfolio slightly underperformed its benchmark, but outperformed its Morningstar peer group median on a total return basis for the 12 months ended September 30, 2009. However, the Portfolio underperformed its Lipper Intermediate Investment Grade peer group median for the 12 months ended September 30, 2009. The Board noted that risk adjusted performance measures (Sharpe ratio) were not available for the Portfolio.

Board Consideration

In connection with their deliberation, the Board and the independent Trustees received legal advice from outside counsel to the Trust and the independent Trustees of the Trust regarding the standards and methodology of evaluation articulated by the SEC and the

98	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	AARP Portfolios–Supplemental Information

AARP Portfolios—

Supplemental Information

(continued)

courts, and followed by the industry, for mutual funds selling shares to the public and to other mutual funds.

The foregoing discussion of the material factors considered and conclusions reached by the Trustees is not intended to be all-inclusive. The Trustees reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board and the Board’s committees throughout the year. In addition, the Operations Committee and the Investment Committee met in person without management, on November 11, 2009 to discuss the proposed continuance of the Agreements. In view of the broad scope and variety of these factors and information, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching the Board’s conclusions and determinations to continue the Investment Advisory Agreements and Investment Sub-advisory Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have given different weights to different factors and assigned various degrees of materiality to various conclusions.

About the Portfolios’ Board of Trustees and Officers	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	99

About the Portfolios’ Board of Trustees

and Officers (unaudited)

The Board of Trustees (“Board”) of the AARP Portfolios oversee the operation and management of the Portfolios.

The Board is comprised of four trustees who are independent, meaning that they are not “interested persons” of AARP Portfolios for purposes of the Investment Company Act. Put simply, this means that they do not have material affiliations with AARP Portfolios, AARP Financial or SSgA FM apart from the personal investments they may have made in AARP Funds as private individuals.

Our independent board members bring distinguished backgrounds in business, academia and public service to their task of working with AARP Portfolios officers to establish policies and oversee the activities of the Portfolios.

The table below includes information about the trustees and officers of the Trust, including their:

•	business addresses;
•	ages;
•	principal occupations during the past five years; and
•	other directorships of publicly traded companies or funds.

Shareholders may communicate with the Board and officers by sending written correspondence to AARP Funds c/o the Funds’ Secretary, 650 F Street NW, Washington, D.C. 20004.

Trustees and officers

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Independent trustees

PETER C. CLAPMAN c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 74	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005–present); Director, National Association of Corporate Directors (non-profit private director education) (January 2005–present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005–present); Member, NASDAQ Listing Council (2005–present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972–July 2005).	8	Director, iPass, Inc. (February 2007–present).

100	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees

and Officers (unaudited) (continued)

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

RICHARD M. REILLY c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 72	Trustee since 2006	Self-Employed Consultant (November 2002–present); Trustee, International Foundation for Retirement Education (InFRE) (September 2006–present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001–November 2002); President, Allmerica Financial Services (investments/insurance) (1995–November 2001).	8	None.

ELLEN B. SAFIR, CFA c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 65	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002–present); President, CFA Society of Washington, DC (July 2007–June 2008); Member, Investment Committee, United States Holocaust Memorial Museum (June 1997–present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986–2002).	8	None.

LYNN E. TURNER c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 58	Trustee since 2005	Trustee, Colorado Public Employees Retirement Association (COPERA) (August 2007–present); Managing Director/Senior Advisor, LECG (forensic accounting) (May 2009–present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003–March 2009); Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003–June 2007); Professor, Colorado State University (August 2001–June 2003); Chief Accountant, Securities and Exchange Commission (July 1998–August 2001).	8	Director, Guidance Software, Inc. (April 2007–February 2008); Director, Sun Microsystems, Inc. (November 2003–October 2006).

About the Portfolios’ Board of Trustees and Officers	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	101

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Interested trustee

ROBERT R. HAGANS, JR.(3) c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 55	Trustee since 2008	Chief Financial Officer, AARP (2001–present); Director, AARP Financial Inc. (2007–2008); Director, Boys and Girls Club of America (2008–present).	8	Treasurer and Director, Industrial Bank, NA (2000–present)

(1)	Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.
(2)	The “Fund Complex” consists of the five AARP Funds and the three series of the AARP Portfolios, which are not offered to the public for investment.
(3)	Mr. Hagans is considered an interested trustee due to his position as Chief Financial Officer of AARP.

Name, Address and Age	Position(s) with the Trust and Term of Office	Principal Occupation(s) During Past 5 Years

Officers

RICHARD M. HISEY, CFA AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury MA 01876 Age: 51	President	President, AARP Financial Inc. (May 2008–present); Chief Investment Officer, AARP Financial Inc. (April 2006–present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005–2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002–2005); Senior Vice President, The Bank of New York (2000–2002).

JEFFREY J. GABOURY AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury MA 01876 Age: 41	Treasurer	Assistant Treasurer, AARP Financial Inc. (May 2008–November 2008); Deputy Treasurer, Lord, Abbett & Co. LLC (June 2006–April 2008); Treasurer and Chief Financial Officer of the New York Life Investment Management Group of Mutual Funds (December 2004–December 2005); Director of Compliance, Investors Bank & Trust Company (August 1996–November 2004).

SUSAN KIRKPATRICK AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876 Age: 44	Chief Compliance Officer	Chief Compliance Officer, AARP Financial Inc. (November 2007–present); Director of Compliance, AARP Financial Inc. (December 2005–November 2007); Chief Compliance Officer, Grail Partners (investment banking) (March 2005–December 2005); Director, Devonshire Financial Group (consulting) (September 2004–December 2005); NewRiver, Inc. (electronic delivery of compliance documents) (July 1999–September 2004).

102	AARP PORTFOLIOS 2009 SEMI-ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees

and Officers (unaudited) (continued)

Name, Address and Age	Position(s) with the Trust and Term of Office	Principal Occupation(s) During Past 5 Years

MARC DUFFY AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 52	Secretary	Associate General Counsel, AARP Financial Inc. (August 2006–present); Assistant General Counsel, E*TRADE Financial Corporation (January 2004-August 2006); Assistant General Counsel, Legg Mason Wood Walker, Incorporated (September 1999–January 2004).

JULIE TEDESCO State Street Bank and Trust Company 4 Copley Place, 5th Floor, Boston, MA 02116 Age: 52	Assistant Secretary	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2000–present).

Additional information about AARP Portfolios’ trustees is provided in the Statement of Additional Information and is available without charge, upon request, by calling 1-800-958-6457.

AARP Portfolios

P.O. Box 909

Tewksbury, MA 01876-0909

©2009 AARP Portfolios

ARP-SR-002-0210

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The Board of Trustees has adopted procedures by which shareholders may recommend nominees to the Board. There have been no amendments to such procedures during the reporting period for Form N-CSR.

Item 11.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are attached hereto. (Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/S/ RICHARD M. HISEY
Richard M. Hisey
President (principal executive officer) of AARP Portfolios

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ RICHARD M. HISEY
Richard M. Hisey
President (principal executive officer) of AARP Portfolios

Date: February 26, 2010

By:	/S/ JEFFREY J. GABOURY
Jeffrey J. Gaboury
Treasurer (principal financial officer) of AARP Portfolios

Date: February 26, 2010